UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number:	811-09439

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 5

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	7/31/2021

Date of reporting period:	1/31/2021

Item 1 – Reports to Stockholders

PGIM JENNISON DIVERSIFIED GROWTH FUND

SEMIANNUAL REPORT

JANUARY 31, 2021

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of January 31, 2021 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates LLC is a registered investment adviser. Both are Prudential Financial companies. © 2021 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

Effective June 26, 2020, all of the issued and outstanding Class B shares of the Fund converted into Class A shares.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM Jennison Diversified Growth Fund informative and useful. The report covers performance for the six-month period ended January 31, 2021.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Jennison Diversified Growth Fund

March 15, 2021

PGIM Jennison Diversified Growth Fund	3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	(without sales charges)	Average Annual Total Returns as of 1/31/21 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	16.37	29.58	19.58	14.61	—
Class C	15.79	34.99	19.95	14.37	—
Class Z	16.43	37.29	N/A	N/A	22.41 (9/27/17)
Class R6	16.49	37.36	N/A	N/A	22.43 (9/27/17)
Russell 1000 Growth Index
	16.24	34.46	22.22	16.83	—

Average Annual Total Returns as of 1/31/21 Since Inception (%)
					Class Z, R6 (9/27/17)
Russell 1000 Growth Index					22.96

*Not annualized

Since inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’ inception date.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6
Maximum initial sales charge	5.50% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30% (0.25% currently)	1.00%	None	None

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Benchmark Definitions

Russell 1000 Growth Index—The Russell 1000® Growth Index is an unmanaged index which contains those securities in the Russell 1000® Index with an above-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields, and higher forecasted growth rates.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

Presentation of Fund Holdings as of 1/31/2021

Ten Largest Holdings	Line of Business	% of Net Assets
Apple, Inc.	Technology Hardware, Storage & Peripherals	9.4%
Amazon.com, Inc.	Internet & Direct Marketing Retail	6.9%
Microsoft Corp.	Software	6.5%
Tesla, Inc.	Automobiles	4.6%
Facebook, Inc. (Class A Stock)	Interactive Media & Services	4.3%
Alphabet, Inc. (Class A Stock)	Interactive Media & Services	3.1%
NVIDIA Corp.	Semiconductors & Semiconductor Equipment	3.1%
Adobe, Inc.	Software	3.0%
PayPal Holdings, Inc.	IT Services	3.0%
Shopify, Inc. (Canada) (Class A Stock)	IT Services	2.0%

Holdings reflect only long-term investments and are subject to change.

PGIM Jennison Diversified Growth Fund	5

Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended January 31, 2021. The example is for illustrative purposes only; you should consult the Fund’s Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

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and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Jennison Diversified Growth Fund		Beginning Account Value August 1, 2020	Ending Account Value January 31, 2021	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,163.70	1.16%	$6.33
	Hypothetical	$1,000.00	$1,019.36	1.16%	$5.90
Class C	Actual	$1,000.00	$1,157.90	2.03%	$11.04
	Hypothetical	$1,000.00	$1,014.97	2.03%	$10.31
Class Z	Actual	$1,000.00	$1,164.30	1.00%	$5.46
	Hypothetical	$1,000.00	$1,020.16	1.00%	$5.09
Class R6	Actual	$1,000.00	$1,164.90	1.00%	$5.46
	Hypothetical	$1,000.00	$1,020.16	1.00%	$5.09

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended January 31, 2021, and divided by the 365 days in the Fund’s fiscal year ending July 31, 2021 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

PGIM Jennison Diversified Growth Fund	7

Schedule of Investments  (unaudited)

as of January 31, 2021

Description	Shares	Value

LONG-TERM INVESTMENTS 98.9%

COMMON STOCKS

Aerospace & Defense 0.5%

Safran SA (France)*	12,825	$1,619,242

Air Freight & Logistics 1.0%

United Parcel Service, Inc. (Class B Stock)	21,258	3,294,990

Automobiles 4.6%

Tesla, Inc.*	18,237	14,471,607

Beverages 0.5%

Boston Beer Co., Inc. (The) (Class A Stock)*	1,850	1,696,247

Biotechnology 3.0%

AbbVie, Inc.	50,069	5,131,071
Vertex Pharmaceuticals, Inc.*	18,924	4,335,110

		9,466,181

Capital Markets 1.0%

Moody’s Corp.	3,001	799,046
T. Rowe Price Group, Inc.	14,690	2,298,691

		3,097,737

Containers & Packaging 0.8%

Avery Dennison Corp.	5,310	801,120
Crown Holdings, Inc.*	19,175	1,728,626

		2,529,746

Distributors 0.6%

Pool Corp.	5,532	1,959,324

Electrical Equipment 0.5%

Generac Holdings, Inc.*	6,164	1,518,933

Entertainment 2.8%

Activision Blizzard, Inc.	8,903	810,173
Netflix, Inc.*	9,450	5,031,085
Roku, Inc.*	3,301	1,284,188
Spotify Technology SA*	2,526	795,690
World Wrestling Entertainment, Inc. (Class A Stock)	16,333	920,038

		8,841,174

See Notes to Financial Statements.

PGIM Jennison Diversified Growth Fund    9

Schedule of Investments  (unaudited) (continued)

as of January 31, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Food & Staples Retailing 0.4%

Costco Wholesale Corp.	3,906	$1,376,592

Health Care Equipment & Supplies 3.0%

ABIOMED, Inc.*	2,403	836,845
Align Technology, Inc.*	1,550	814,339
Danaher Corp.	12,146	2,888,805
DexCom, Inc.*	2,259	846,786
Hologic, Inc.*	15,309	1,220,586
West Pharmaceutical Services, Inc.	9,270	2,776,272

		9,383,633

Health Care Providers & Services 3.3%

Cigna Corp.	3,871	840,200
DaVita, Inc.*	11,394	1,337,314
HCA Healthcare, Inc.	10,704	1,739,186
Humana, Inc.	2,789	1,068,494
Laboratory Corp. of America Holdings*	6,592	1,508,975
McKesson Corp.	12,456	2,173,198
UnitedHealth Group, Inc.	5,258	1,753,964

		10,421,331

Health Care Technology 0.6%

Veeva Systems, Inc. (Class A Stock)*	6,626	1,831,691

Hotels, Restaurants & Leisure 0.6%
Domino’s Pizza, Inc.	5,154	1,910,897

Household Durables 0.5%

Tempur Sealy International, Inc.*	55,664	1,469,530

Household Products 1.4%

Procter & Gamble Co. (The)	34,636	4,440,682

Insurance 0.8%

Primerica, Inc.	17,963	2,502,426

Interactive Media & Services 8.2%

Alphabet, Inc. (Class A Stock)*	5,410	9,886,018
Facebook, Inc. (Class A Stock)*	53,031	13,699,498

See Notes to Financial Statements.

10

Description	Shares	Value

COMMON STOCKS (Continued)

Interactive Media & Services (cont’d.)

Match Group, Inc.*	12,050	$1,685,313
Tencent Holdings Ltd. (China), ADR	8,949	799,235

		26,070,064

Internet & Direct Marketing Retail 7.6%

Amazon.com, Inc.*	6,842	21,936,820
eBay, Inc.	38,196	2,158,456

		24,095,276

IT Services 10.4%

Accenture PLC (Class A Stock)	6,161	1,490,469
Adyen NV (Netherlands), 144A*	1,783	3,729,149
Leidos Holdings, Inc.	7,091	752,071
Mastercard, Inc. (Class A Stock)	2,502	791,358
PayPal Holdings, Inc.*	39,901	9,349,203
Shopify, Inc. (Canada) (Class A Stock)*	5,867	6,445,428
Square, Inc. (Class A Stock)*	23,805	5,140,928
Twilio, Inc. (Class A Stock)*	5,898	2,119,918
Visa, Inc. (Class A Stock)	15,589	3,012,574

		32,831,098

Leisure Products 0.5%

Peloton Interactive, Inc. (Class A Stock)*	10,319	1,507,915

Life Sciences Tools & Services 1.7%

Mettler-Toledo International, Inc.*	722	843,368
Thermo Fisher Scientific, Inc.	8,869	4,520,529

		5,363,897

Media 0.6%

Charter Communications, Inc. (Class A Stock)*	3,281	1,993,404

Personal Products 0.2%

Herbalife Nutrition Ltd.*	16,309	831,107

Road & Rail 2.3%

Old Dominion Freight Line, Inc.	11,464	2,224,016
Uber Technologies, Inc.*	22,660	1,154,074
Union Pacific Corp.	19,565	3,863,500

		7,241,590

See Notes to Financial Statements.

PGIM Jennison Diversified Growth Fund    11

Schedule of Investments  (unaudited) (continued)

as of January 31, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Semiconductors & Semiconductor Equipment 7.3%

Advanced Micro Devices, Inc.*	12,195	$1,044,380
Broadcom, Inc.	1,775	799,638
Entegris, Inc.	12,153	1,195,734
KLA Corp.	6,654	1,863,586
Lam Research Corp.	2,052	993,065
NVIDIA Corp.	18,923	9,832,202
QUALCOMM, Inc.	22,086	3,451,600
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	24,847	3,019,407
Texas Instruments, Inc.	4,847	803,099

		23,002,711

Software 17.6%

Adobe, Inc.*	20,453	9,383,223
Cadence Design Systems, Inc.*	22,102	2,881,880
Crowdstrike Holdings, Inc. (Class A Stock)*	16,312	3,520,129
Microsoft Corp.	89,095	20,666,476
NortonLifeLock, Inc.	37,934	799,269
Oracle Corp.	64,400	3,891,692
salesforce.com, Inc.*	27,696	6,247,110
ServiceNow, Inc.*	1,529	830,492
Synopsys, Inc.*	11,548	2,949,937
Trade Desk, Inc. (The) (Class A Stock)*	4,889	3,744,925
Zoom Video Communications, Inc. (Class A Stock)*	2,226	828,228

		55,743,361

Specialty Retail 4.1%

Carvana Co.*	5,759	1,504,193
Home Depot, Inc. (The)	17,376	4,705,769
Lowe’s Cos., Inc.	20,400	3,403,740
O’Reilly Automotive, Inc.*	4,425	1,882,705
Tractor Supply Co.	5,507	780,562
Williams-Sonoma, Inc.	5,348	689,464

		12,966,433

Technology Hardware, Storage & Peripherals 9.4%

Apple, Inc.	225,716	29,785,483

Textiles, Apparel & Luxury Goods 3.1%

Kering SA (France)	2,680	1,752,677
Lululemon Athletica, Inc.*	5,522	1,814,971

See Notes to Financial Statements.

12

Description	Shares	Value

COMMON STOCKS (Continued)

Textiles, Apparel & Luxury Goods (cont’d.)

LVMH Moet Hennessy Louis Vuitton SE (France)	5,198	$3,139,874
NIKE, Inc. (Class B Stock)	22,644	3,025,012

		9,732,534

TOTAL LONG-TERM INVESTMENTS (cost $191,358,487)		312,996,836

SHORT-TERM INVESTMENTS 0.4%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(wa)	1,392,996	1,392,996
PGIM Institutional Money Market Fund(wa)	11,133	11,128

TOTAL SHORT-TERM INVESTMENTS (cost $1,404,110)		1,404,124

TOTAL INVESTMENTS 99.3% (cost $192,762,597)		314,400,960
Other assets in excess of liabilities 0.7%		2,206,107

NET ASSETS 100.0%		$316,607,067

Below is a list of the abbreviation(s) used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

ADR—American Depositary Receipt

LIBOR—London Interbank Offered Rate

*	Non-income producing security.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM Jennison Diversified Growth Fund    13

Schedule of Investments  (unaudited) (continued)

as of January 31, 2021

The following is a summary of the inputs used as of January 31, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Common Stocks
Aerospace & Defense	$—	$1,619,242	$—
Air Freight & Logistics	3,294,990	—	—
Automobiles	14,471,607	—	—
Beverages	1,696,247	—	—
Biotechnology	9,466,181	—	—
Capital Markets	3,097,737	—	—
Containers & Packaging	2,529,746	—	—
Distributors	1,959,324	—	—
Electrical Equipment	1,518,933	—	—
Entertainment	8,841,174	—	—
Food & Staples Retailing	1,376,592	—	—
Health Care Equipment & Supplies	9,383,633	—	—
Health Care Providers & Services	10,421,331	—	—
Health Care Technology	1,831,691	—	—
Hotels, Restaurants & Leisure	1,910,897	—	—
Household Durables	1,469,530	—	—
Household Products	4,440,682	—	—
Insurance	2,502,426	—	—
Interactive Media & Services	26,070,064	—	—
Internet & Direct Marketing Retail	24,095,276	—	—
IT Services	29,101,949	3,729,149	—
Leisure Products	1,507,915	—	—
Life Sciences Tools & Services	5,363,897	—	—
Media	1,993,404	—	—
Personal Products	831,107	—	—
Road & Rail	7,241,590	—	—
Semiconductors & Semiconductor Equipment	23,002,711	—	—
Software	55,743,361	—	—
Specialty Retail	12,966,433	—	—
Technology Hardware, Storage & Peripherals	29,785,483	—	—
Textiles, Apparel & Luxury Goods	4,839,983	4,892,551	—
Affiliated Mutual Funds	1,404,124	—	—

Total	$304,160,018	$10,240,942	$—

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of January 31, 2021 were as follows:

Software	17.6%
IT Services	10.4
Technology Hardware, Storage & Peripherals	9.4
Interactive Media & Services	8.2

Internet & Direct Marketing Retail	7.6%
Semiconductors & Semiconductor Equipment	7.3
Automobiles	4.6
Specialty Retail	4.1

See Notes to Financial Statements.

14

Industry Classification (continued):

Health Care Providers & Services	3.3%
Textiles, Apparel & Luxury Goods	3.1
Biotechnology	3.0
Health Care Equipment & Supplies	3.0
Entertainment	2.8
Road & Rail	2.3
Life Sciences Tools & Services	1.7
Household Products	1.4
Air Freight & Logistics	1.0
Capital Markets	1.0
Containers & Packaging	0.8
Insurance	0.8
Media	0.6
Distributors	0.6
Hotels, Restaurants & Leisure	0.6

Health Care Technology	0.6%
Beverages	0.5
Aerospace & Defense	0.5
Electrical Equipment	0.5
Leisure Products	0.5
Household Durables	0.5
Affiliated Mutual Funds	0.4
Food & Staples Retailing	0.4
Personal Products	0.2

99.3
Other assets in excess of liabilities	0.7

100.0%

See Notes to Financial Statements.

PGIM Jennison Diversified Growth Fund    15

Statement of Assets and Liabilities  (unaudited)

as of January 31, 2021

Assets

Investments at value:
Unaffiliated investments (cost $191,358,487)	$312,996,836
Affiliated investments (cost $1,404,110)	1,404,124
Receivable for investments sold	42,064,853
Dividends receivable	129,483
Receivable for Fund shares sold	61,467
Tax reclaim receivable	29,320
Prepaid expenses and other assets	13,673

Total Assets	356,699,756

Liabilities

Payable for investments purchased	39,466,016
Payable for Fund shares purchased	202,452
Management fee payable	190,824
Accrued expenses and other liabilities	125,174
Distribution fee payable	73,769
Affiliated transfer agent fee payable	33,700
Trustees’ fees payable	754

Total Liabilities	40,092,689

Net Assets	$316,607,067

Net assets were comprised of:
Shares of beneficial interest, at par	$ 19,085
Paid-in capital in excess of par	170,000,327
Total distributable earnings (loss)	146,587,655

Net assets, January 31, 2021	$316,607,067

See Notes to Financial Statements.

16

Class A

Net asset value and redemption price per share, ($299,831,169 ÷ 17,892,632 shares of beneficial interest issued and outstanding)	$16.76
Maximum sales charge (5.50% of offering price)	0.98

Maximum offering price to public	$17.74

Class C

Net asset value, offering price and redemption price per share, ($10,026,749 ÷ 791,813 shares of beneficial interest issued and outstanding)	$12.66

Class Z

Net asset value, offering price and redemption price per share, ($6,726,851 ÷ 399,370 shares of beneficial interest issued and outstanding)	$16.84

Class R6

Net asset value, offering price and redemption price per share, ($22,298 ÷ 1,323 shares of beneficial interest issued and outstanding)	$16.85

See Notes to Financial Statements.

PGIM Jennison Diversified Growth Fund    17

Statement of Operations  (unaudited)

Six Months Ended January 31, 2021

Net Investment Income (Loss)

Income
Unaffiliated dividend income (net of $3,779 foreign withholding tax)	$ 1,226,018
Income from securities lending, net (including affiliated income of $4,773)	4,798
Affiliated dividend income	3,400

Total income	1,234,216

Expenses
Management fee	1,090,185
Distribution fee(a)	492,657
Transfer agent’s fees and expenses (including affiliated expense of $72,969)(a)	223,911
Custodian and accounting fees	35,841
Registration fees(a)	27,140
Shareholders’ reports	13,444
Audit fee	12,117
Legal fees and expenses	9,760
Trustees’ fees	7,614
Miscellaneous	11,028

Total expenses	1,923,697
Less: Fee waiver and/or expense reimbursement(a)	(7,964)
Distribution fee waiver(a)	(73,587)

Net expenses	1,842,146

Net investment income (loss)	(607,930)

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $3,292)	45,912,330
Foreign currency transactions	(9,665)

45,902,665

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(7,416))	922,455
Foreign currencies	2,294

924,749

Net gain (loss) on investment and foreign currency transactions	46,827,414

Net Increase (Decrease) In Net Assets Resulting From Operations	$46,219,484

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	441,523	51,134	—	—
Transfer agent’s fees and expenses	214,640	6,799	2,420	52
Registration fees	6,155	7,123	7,008	6,854
Fee waiver and/or expense reimbursement	—	—	(1,139)	(6,825)
Distribution fee waiver	(73,587)	—	—	—

See Notes to Financial Statements.

18

Statements of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2021	Year Ended July 31, 2020

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$(607,930)	$(1,052,532)
Net realized gain (loss) on investment and foreign currency transactions	45,902,665	28,652,275
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	924,749	42,876,192

Net increase (decrease) in net assets resulting from operations	46,219,484	70,475,935

Dividends and Distributions
Distributions from distributable earnings
Class A	(44,224,571)	(9,035,624)
Class B	—	(43,385)
Class C	(1,896,863)	(421,651)
Class Z	(1,066,762)	(185,174)
Class R6	(3,041)	(2,317)

	(47,191,237)	(9,688,151)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	3,501,576	7,128,291
Net asset value of shares issued in reinvestment of dividends and distributions	46,719,701	9,588,707
Cost of shares purchased	(22,846,218)	(31,515,007)

Net increase (decrease) in net assets from Fund share transactions	27,375,059	(14,798,009)

Total increase (decrease)	26,403,306	45,989,775

Net Assets:

Beginning of period	290,203,761	244,213,986

End of period	$316,607,067	$290,203,761

See Notes to Financial Statements.

PGIM Jennison Diversified Growth Fund    19

Notes to Financial Statements  (unaudited)

1.	Organization

Prudential Investment Portfolios 5 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust currently consists of fifteen series: Prudential Day One Income Fund, Prudential Day One 2015 Fund, Prudential Day One 2020 Fund, Prudential Day One 2025 Fund, Prudential Day One 2030 Fund, Prudential Day One 2035 Fund, Prudential Day One 2040 Fund, Prudential Day One 2045 Fund, Prudential Day One 2050 Fund, Prudential Day One 2055 Fund, Prudential Day One 2060 Fund, Prudential Day One 2065 Fund, PGIM 60/40 Allocation Fund, PGIM Jennison Diversified Growth Fund and PGIM Jennison Rising Dividend Fund. These financial statements relate only to the PGIM Jennison Diversified Growth Fund (the “Fund”). The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is long-term capital appreciation.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services —Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. A record of the Valuation Committee’s actions is subject to the Board’s review at its first quarterly meeting following the quarter in which such actions take place.

20

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurements and Disclosures.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

PGIM Jennison Diversified Growth Fund    21

Notes to Financial Statements  (unaudited) (continued)

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements: The Trust, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

22

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining maturities of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal

PGIM Jennison Diversified Growth Fund    23

Notes to Financial Statements  (unaudited) (continued)

income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The Trust, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services.

The Manager has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The Manager pays for the services of Jennison.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.70% average daily net assets up to first $500 million, 0.65% of the average daily net assets on the next $500 million and 0.60% of the average daily net assets in excess of $1 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.70% for the reporting period ended January 31, 2021.

The Manager has contractually agreed, through November 30, 2021, to limit total annual operating expenses after fee waivers and/or expense reimbursements to 1.00% of average daily net assets for Class Z shares and 1.00% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed

24

total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Trust, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z and Class R6 shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.30% and 1% of the average daily net assets of the Class A and Class C shares, respectively. PIMS has contractually agreed through November 30, 2021 to limit such fees to 0.25% of the average daily net assets of Class A shares.

For the reporting period ended January 31, 2021, PIMS received $32,869 in front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended January 31, 2021, PIMS received $167 in contingent deferred sales charges imposed upon redemptions by certain Class C shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PGIM Investments, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Through the Fund’s investments in the mentioned underlying funds, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. In addition to the realized and unrealized gains on investments in the Core Fund and Money Market Fund, earnings from

PGIM Jennison Diversified Growth Fund    25

Notes to Financial Statements  (unaudited) (continued)

such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. For the reporting period ended January 31, 2021, no 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended January 31, 2021, were $236,652,021 and $257,427,412, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the reporting period ended January 31, 2021, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund (1)(wa)
$ 3,526,279	$20,587,976	$22,721,259	$—	$—	$1,392,996	1,392,996	$3,400

PGIM Institutional Money Market Fund (1)(wa)
6,252,207	112,659,945	118,896,900	(7,416)	3,292	11,128	11,133	4,773	(2)

$ 9,778,486	$133,247,921	$141,618,159	$(7,416)	$3,292	$1,404,124		$8,173

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

26

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of January 31, 2021 were as follows:

Tax Basis	$192,895,029

Gross Unrealized Appreciation	124,896,776
Gross Unrealized Depreciation	(3,390,845)

Net Unrealized Appreciation	$121,505,931

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended July 31, 2020 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Effective June 26, 2020, all of the issued and outstanding Class B shares of the Fund converted into Class A shares. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately 10 years after purchase. Effective January 22, 2021, Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

The Trust has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share.

PGIM Jennison Diversified Growth Fund    27

Notes to Financial Statements  (unaudited) (continued)

As of January 31, 2021, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

	Number of Shares	Percentage of Outstanding Shares
Class A	8,548	0.1%
Class R6	1,169	88.3%

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

Affiliated		Unaffiliated
Number of Shareholders	Percentage of Outstanding Shares	Number of Shareholders	Percentage of Outstanding Shares
—	—%	3	23.0%

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended January 31, 2021:
Shares sold	176,537	$3,140,612
Shares issued in reinvestment of dividends and distributions	2,696,787	43,795,826
Shares purchased	(1,166,975)	(20,466,636)

Net increase (decrease) in shares outstanding before conversion	1,706,349	26,469,802
Shares issued upon conversion from other share class(es)	15,787	281,795
Shares purchased upon conversion into other share class(es)	(24,240)	(434,487)

Net increase (decrease) in shares outstanding	1,697,896	$26,317,110

Year ended July 31, 2020:
Shares sold	388,535	$5,342,754
Shares issued in reinvestment of dividends and distributions	660,022	8,949,896
Shares purchased	(1,995,926)	(27,479,292)

Net increase (decrease) in shares outstanding before conversion	(947,369)	(13,186,642)
Shares issued upon conversion from other share class(es)	130,122	1,837,962
Shares purchased upon conversion into other share class(es)	(103,246)	(1,421,775)

Net increase (decrease) in shares outstanding	(920,493)	$(12,770,455)

Class B
Period ended June 26, 2020*:
Shares sold	1,172	$12,226
Shares issued in reinvestment of dividends and distributions	3,932	42,350
Shares purchased	(6,717)	(73,157)

Net increase (decrease) in shares outstanding before conversion	(1,613)	(18,581)
Shares purchased upon conversion into other share class(es)	(90,208)	(1,030,211)

Net increase (decrease) in shares outstanding	(91,821)	$(1,048,792)

28

Class C	Shares	Amount
Six months ended January 31, 2021:
Shares sold	18,897	$266,091
Shares issued in reinvestment of dividends and distributions	154,106	1,893,964
Shares purchased	(81,374)	(1,126,859)

Net increase (decrease) in shares outstanding before conversion	91,629	1,033,196
Shares purchased upon conversion into other share class(es)	(25,658)	(363,555)

Net increase (decrease) in shares outstanding	65,971	$669,641

Year ended July 31, 2020:
Shares sold	89,526	$968,739
Shares issued in reinvestment of dividends and distributions	38,510	416,674
Shares purchased	(130,990)	(1,373,067)

Net increase (decrease) in shares outstanding before conversion	(2,954)	12,346
Shares purchased upon conversion into other share class(es)	(73,251)	(808,070)

Net increase (decrease) in shares outstanding	(76,205)	$(795,724)

Class Z
Six months ended January 31, 2021:
Shares sold	5,062	$91,862
Shares issued in reinvestment of dividends and distributions	62,921	1,026,870
Shares purchased	(68,759)	(1,181,911)

Net increase (decrease) in shares outstanding before conversion	(776)	(63,179)
Shares issued upon conversion from other share class(es)	28,439	516,247

Net increase (decrease) in shares outstanding	27,663	$453,068

Year ended July 31, 2020:
Shares sold	55,824	$799,028
Shares issued in reinvestment of dividends and distributions	13,059	177,470
Shares purchased	(193,214)	(2,589,479)

Net increase (decrease) in shares outstanding before conversion	(124,331)	(1,612,981)
Shares issued upon conversion from other share class(es)	103,035	1,422,094

Net increase (decrease) in shares outstanding	(21,296)	$(190,887)

Class R6
Six months ended January 31, 2021:
Shares sold	170	$3,011
Shares issued in reinvestment of dividends and distributions	186	3,041
Shares purchased	(3,637)	(70,812)

Net increase (decrease) in shares outstanding	(3,281)	$(64,760)

Year ended July 31, 2020:
Shares sold	414	$5,544
Shares issued in reinvestment of dividends and distributions	170	2,317
Shares purchased	(1)	(12)

Net increase (decrease) in shares outstanding	583	$7,849

*	Effective June 26, 2020, all of the issued and outstanding Class B shares of the Fund converted into Class A shares.

8.	Borrowings

The Trust, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary

PGIM Jennison Diversified Growth Fund    29

Notes to Financial Statements  (unaudited) (continued)

funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA

Term of Commitment	10/2/2020 – 9/30/2021	10/3/2019 – 10/1/2020

Total Commitment	$ 1,200,000,000	$ 1,222,500,000*

Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%

Annualized Interest Rate on Borrowings	1.30% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent
* Effective March 31, 2020, the SCA’s total commitment was increased from $900,000,000 to $1,162,500,000 and subsequently, effective April 7, 2020 was increased to $1,222,500,000.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund utilized the SCA during the reporting period ended January 31, 2021. The average daily balance for the 2 days that the Fund had loans outstanding during the period was approximately $1,725,000, borrowed at a weighted average interest rate of 1.45%. The maximum loan outstanding amount during the period was $1,725,000. At January 31, 2021, the Fund did not have an outstanding loan amount.

9.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

30

Foreign Securities Risk: The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. The securities of such issuers may trade in markets that are less liquid, less regulated and more volatile than US markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Market Disruption and Geopolitical Risks: International wars or conflicts and geopolitical developments in foreign countries, along with instability in regions such as Asia, Eastern Europe, and the Middle East, possible terrorist attacks in the United States or around the world, public health epidemics such as the outbreak of infectious diseases like the recent outbreak of coronavirus globally or the 2014–2016 outbreak in West Africa of the Ebola virus, and other similar events could adversely affect the U.S. and foreign financial markets, including increases in market volatility, reduced liquidity in the securities markets and government intervention, and may cause further long-term economic uncertainties in the United States and worldwide generally. The coronavirus pandemic and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments may take in respect of pandemic or epidemic diseases may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. Government intervention in markets may impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

PGIM Jennison Diversified Growth Fund    31

Notes to Financial Statements  (unaudited) (continued)

10.	Recent Regulatory Developments

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule is scheduled to take effect on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Rule and its impact to the Fund.

32

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended January 31,		Year Ended July 31,
	2021		2020	2019	2018	2017	2016
Per Share Operating Performance(a) :
Net Asset Value, Beginning of Period	$16.92		$13.39	$13.79	$12.79	$11.03	$12.01
Income (loss) from investment operations:
Net investment income (loss)	(0.03)		(0.06)	(0.02)	0.03	0.04	0.06
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.71		4.14	0.80	2.35	2.09	(0.19)
Total from investment operations	2.68		4.08	0.78	2.38	2.13	(0.13)
Less Dividends and Distributions:
Dividends from net investment income	-		-	(0.01)	(0.02)	(0.06)	(0.03)
Distributions from net realized gains	(2.84)		(0.55)	(1.17)	(1.36)	(0.31)	(0.82)
Total dividends and distributions	(2.84)		(0.55)	(1.18)	(1.38)	(0.37)	(0.85)
Net asset value, end of period	$16.76		$16.92	$13.39	$13.79	$12.79	$11.03
Total Return(b):	16.37%		31.47%	6.93%	19.90%	19.78%	(0.82)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$299,831		$274,044	$229,202	$197,689	$179,539	$166,997
Average net assets (000)	$291,949		$231,363	$199,190	$190,178	$169,500	$167,524
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.16	%(e)	1.22%	1.23%	1.20%	1.24%	1.28%
Expenses before waivers and/or expense reimbursement	1.21	%(e)	1.27%	1.28%	1.25%	1.29%	1.33%
Net investment income (loss)	(0.37	)%(e)	(0.40)%	(0.18)%	0.24%	0.38%	0.52%
Portfolio turnover rate(f)	78%		149%	125%	185%	181%	246%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Diversified Growth Fund    33

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended January 31,		Year Ended July 31,
	2021		2020	2019	2018	2017	2016
Per Share Operating Performance(a) :
Net Asset Value, Beginning of Period	$13.46		$10.84	$11.49	$10.93	$9.49	$10.49
Income (loss) from investment operations:
Net investment income (loss)	(0.09)		(0.14)	(0.10)	(0.06)	(0.04)	(0.02)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.13		3.31	0.62	1.98	1.79	(0.16)
Total from investment operations	2.04		3.17	0.52	1.92	1.75	(0.18)
Less Dividends and Distributions:
Distributions from net realized gains	(2.84)		(0.55)	(1.17)	(1.36)	(0.31)	(0.82)
Net asset value, end of period	$12.66		$13.46	$10.84	$11.49	$10.93	$9.49
Total Return(b):	15.79%		30.34%	5.95%	18.92%	18.90%	(1.51)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10,027		$9,768	$8,698	$48,373	$49,609	$48,858
Average net assets (000)	$10,143		$8,502	$34,180	$50,985	$48,525	$49,288
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	2.03	%(e)	2.04%	2.01%	1.92%	1.99%	2.03%
Expenses before waivers and/or expense reimbursement	2.03	%(e)	2.04%	2.01%	1.92%	1.99%	2.03%
Net investment income (loss)	(1.24	)%(e)	(1.22)%	(0.91)%	(0.49)%	(0.36)%	(0.23)%
Portfolio turnover rate(f)	78%		149%	125%	185%	181%	246%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

34

Class Z Shares
	Six Months Ended January 31,		Year Ended July 31,		September 27, 2017(a) through July 31,
	2021		2020	2019	2018

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$16.98		$13.41	$13.81	$12.82
Income (loss) from investment operations:
Net investment income (loss)	(0.02)		(0.03)	0.01	0.08
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.72		4.15	0.80	2.29
Total from investment operations	2.70		4.12	0.81	2.37
Less Dividends and Distributions:
Dividends from net investment income	-		-	(0.04)	(0.02)
Distributions from net realized gains	(2.84)		(0.55)	(1.17)	(1.36)
Total dividends and distributions	(2.84)		(0.55)	(1.21)	(1.38)
Net asset value, end of period	$16.84		$16.98	$13.41	$13.81
Total Return(c) :	16.43%		31.73%	7.20%	19.79%

Ratios/Supplemental Data:
Net assets, end of period (000)	$6,727		$6,313	$5,270	$1,628
Average net assets (000)	$6,784		$4,915	$4,485	$656
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.00	%(e)	1.00%	1.00%	1.00	%(e)
Expenses before waivers and/or expense reimbursement	1.03	%(e)	1.14%	1.15%	5.77	%(e)
Net investment income (loss)	(0.20	)%(e)	(0.18)%	0.05%	0.70	%(e)
Portfolio turnover rate(f)	78%		149%	125%	185%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Diversified Growth Fund    35

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended January 31,		Year Ended July 31,		September 27, 2017(a) through July 31,
	2021		2020	2019	2018

Per Share Operating Performance(b) :
Net Asset Value, Beginning of Period	$16.98		$13.41	$13.81	$12.82
Income (loss) from investment operations:
Net investment income (loss)	(0.01)		(0.03)	(0.01)	0.04
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.72		4.15	0.82	2.33
Total from investment operations	2.71		4.12	0.81	2.37
Less Dividends and Distributions:
Dividends from net investment income	-		-	(0.04)	(0.02)
Distributions from net realized gains	(2.84)		(0.55)	(1.17)	(1.36)
Total dividends and distributions	(2.84)		(0.55)	(1.21)	(1.38)
Net asset value, end of period	$16.85		$16.98	$13.41	$13.81
Total Return(c) :	16.49%		31.73%	7.20%	19.79%

Ratios/Supplemental Data:
Net assets, end of period (000)	$22		$78	$54	$12
Average net assets (000)	$66		$61	$17	$11
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.00	%(e)	1.00%	1.00%	1.00	%(e)
Expenses before waivers and/or expense reimbursement	21.55	%(e)	23.28%	77.09%	283.30	%(e)
Net investment income (loss)	(0.13	)%(e)	(0.19)%	(0.10)%	0.36	%(e)
Portfolio turnover rate(f)	78%		149%	125%	185%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

36

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgim.com/investments

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website at sec.gov.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS

Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Claudia DiGiacomo, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Jennison Diversified Growth Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM JENNISON DIVERSIFIED GROWTH FUND

SHARE CLASS	A	C	Z	R6
NASDAQ	TBDAX	TBDCX	TBDZX	TBDQX
CUSIP	74440V104	74440V302	74440V690	74440V716

MF503E2

PGIM JENNISON RISING DIVIDEND FUND

SEMIANNUAL REPORT

JANUARY 31, 2021

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of January 31, 2021 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates LLC is a registered investment adviser. Both are Prudential Financial companies. © 2021 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM Jennison Rising Dividend Fund informative and useful. The report covers performance for the six-month period ended January 31, 2021.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Jennison Rising Dividend Fund

March 15, 2021

PGIM Jennison Rising Dividend Fund	3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

		Average Annual Total Returns as of 1/31/21
	(without sales charges)	(with sales charges)
	Six Months* (%)	One Year (%)	5 Years (%)	Since Inception (%)
Class A	14.58	6.37	11.63	9.01 (3/5/14)
Class C	14.15	10.80	12.04	9.10 (3/5/14)
Class Z	14.73	12.88	13.18	10.19 (3/5/14)
Class R6	14.65	12.89	N/A	11.96 (9/27/17)
S&P 500 Index
	14.47	17.25	16.15	—

Average Annual Total Returns as of 1/31/21 Since Inception (%)
	Class A, C, Z (3/5/14)	Class R6 (9/27/17)
S&P 500 Index	12.75	14.52

*Not annualized

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’ inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6
Maximum initial sales charge	5.50% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30% (0.25% currently)	1.00%	None	None

Benchmark Definitions

S&P 500 Index*—The S&P 500 Index is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

*The S&P 500 Index (the Index) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by PGIM, Inc. and/or its affiliates. Copyright © 2021 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC.

PGIM Jennison Rising Dividend Fund	5

Your Fund’s Performance (continued)

Presentation of Fund Holdings as of 1/31/21

Ten Largest Holdings	Line of Business	% of Net Assets
Apple, Inc.	Technology Hardware, Storage & Peripherals	4.0%
QUALCOMM, Inc.	Semiconductors & Semiconductor Equipment	3.5%
Deere & Co.	Machinery	2.7%
Chevron Corp.	Oil, Gas & Consumable Fuels	2.7%
ASML Holding NV (Netherlands)	Semiconductors & Semiconductor Equipment	2.5%
Abbott Laboratories	Health Care Equipment & Supplies	2.5%
Goldman Sachs Group, Inc. (The)	Capital Markets	2.5%
Norfolk Southern Corp.	Road & Rail	2.4%
NIKE, Inc. (Class B Stock)	Textiles, Apparel & Luxury Goods	2.4%
PNC Financial Services Group, Inc. (The)	Banks	2.3%

Holdings reflect only long-term investments and are subject to change.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended January 31, 2021. The example is for illustrative purposes only; you should consult the Fund’s Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and

PGIM Jennison Rising Dividend Fund	7

Fees and Expenses (continued)

the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Jennison Rising Dividend Fund		Beginning Account Value August 1, 2020	Ending Account Value January 31, 2021	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,145.80	1.24%	$6.71
	Hypothetical	$1,000.00	$1,018.95	1.24%	$6.31
Class C	Actual	$1,000.00	$1,141.50	1.99%	$10.74
	Hypothetical	$1,000.00	$1,015.17	1.99%	$10.11
Class Z	Actual	$1,000.00	$1,147.30	0.99%	$5.36
	Hypothetical	$1,000.00	$1,020.21	0.99%	$5.04
Class R6	Actual	$1,000.00	$1,146.50	0.99%	$5.36
	Hypothetical	$1,000.00	$1,020.21	0.99%	$5.04

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended January 31, 2021, and divided by the 365 days in the Fund's fiscal year ending July 31, 2021 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments (unaudited)

as of January 31, 2021

Description	Shares	Value

LONG-TERM INVESTMENTS 99.1%

COMMON STOCKS

Air Freight & Logistics 1.7%

FedEx Corp.	1,653	$389,017

Banks 6.2%

Bank of America Corp.	9,987	296,115
Citigroup, Inc.	2,406	139,524
JPMorgan Chase & Co.	3,543	455,878
PNC Financial Services Group, Inc. (The)	3,664	525,857

		1,417,374

Beverages 1.4%

Diageo PLC (United Kingdom), ADR	2,071	331,919

Building Products 2.2%

Johnson Controls International PLC	10,015	498,947

Capital Markets 4.3%

Goldman Sachs Group, Inc. (The)	2,071	561,593
KKR & Co., Inc.	11,179	435,422

		997,015

Chemicals 2.0%

FMC Corp.	4,207	455,576

Containers & Packaging 2.1%

Avery Dennison Corp.	3,264	492,440

Diversified Consumer Services 1.7%

Service Corp. International	7,676	387,101

Electric Utilities 0.6%

Edison International	2,201	128,010

Electronic Equipment, Instruments & Components 2.2%
Corning, Inc.	13,895	498,414

Entertainment 2.2%

Walt Disney Co. (The)*	2,943	494,924

See Notes to Financial Statements.

PGIM Jennison Rising Dividend Fund    9

Schedule of Investments  (unaudited) (continued)

as of January 31, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Equity Real Estate Investment Trusts (REITs) 1.3%

Alexandria Real Estate Equities, Inc.	771	$128,842
Equinix, Inc.	242	179,070

		307,912

Food & Staples Retailing 2.7%

Sysco Corp.	6,057	433,136
Walmart, Inc.	1,264	177,579

		610,715

Food Products 1.1%

Hershey Co. (The)	1,815	263,974

Health Care Equipment & Supplies 4.2%

Abbott Laboratories	4,566	564,312
Stryker Corp.	1,821	402,459

		966,771

Health Care Providers & Services 1.4%

Humana, Inc.	823	315,300

Hotels, Restaurants & Leisure 4.2%

Darden Restaurants, Inc.	3,882	453,767
McDonald’s Corp.	1,344	279,337
Six Flags Entertainment Corp.	6,866	234,817

		967,921

Household Durables 2.7%

D.R. Horton, Inc.	5,186	398,285
Toll Brothers, Inc.	4,331	221,314

		619,599

Industrial Conglomerates 1.5%

Honeywell International, Inc.	1,757	343,265

Insurance 1.6%

Marsh & McLennan Cos., Inc.	3,351	368,308

See Notes to Financial Statements.

10

Description	Shares	Value

COMMON STOCKS (Continued)

IT Services 3.2%

Mastercard, Inc. (Class A Stock)	1,160	$366,896
Visa, Inc. (Class A Stock)	1,948	376,451

		743,347

Life Sciences Tools & Services 1.1%

Thermo Fisher Scientific, Inc.	491	250,263

Machinery 6.4%

Caterpillar, Inc.	2,652	484,891
Deere & Co.	2,135	616,588
Parker-Hannifin Corp.	1,370	362,516

		1,463,995

Multi-Utilities 2.5%

CenterPoint Energy, Inc.	21,290	449,006
Sempra Energy	1,056	130,691

		579,697

Oil, Gas & Consumable Fuels 7.2%

Chevron Corp.	7,146	608,839
Enbridge, Inc. (Canada)	10,669	358,478
Valero Energy Corp.	4,006	226,059
Williams Cos., Inc. (The)	21,252	451,180

		1,644,556

Pharmaceuticals 4.6%

AstraZeneca PLC (United Kingdom), ADR	4,660	235,796
Bristol-Myers Squibb Co.	3,096	190,187
Eli Lilly & Co.	1,526	317,362
Zoetis, Inc.	2,007	309,580

		1,052,925

Road & Rail 5.5%

Norfolk Southern Corp.	2,367	560,080
TFI International, Inc. (Canada)	4,262	283,167
Union Pacific Corp.	2,077	410,145

		1,253,392

See Notes to Financial Statements.

PGIM Jennison Rising Dividend Fund    11

Schedule of Investments  (unaudited) (continued)

as of January 31, 2021

Description	Shares	Value

COMMON STOCKS (Continued)

Semiconductors & Semiconductor Equipment 10.0%

ASML Holding NV (Netherlands)	1,070	$571,551
NVIDIA Corp.	583	302,921
QUALCOMM, Inc.	5,130	801,717
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	3,018	366,747
Texas Instruments, Inc.	1,483	245,718

		2,288,654

Software 3.3%

Intuit, Inc.	1,141	412,164
Microsoft Corp.	1,446	335,414

		747,578

Specialty Retail 1.6%

Home Depot, Inc. (The)	1,358	367,774

Technology Hardware, Storage & Peripherals 4.0%

Apple, Inc.	6,942	916,066

Textiles, Apparel & Luxury Goods 2.4%

NIKE, Inc. (Class B Stock)	4,042	539,971

TOTAL LONG-TERM INVESTMENTS (cost $16,266,362)		22,702,720

SHORT-TERM INVESTMENT 1.2%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $269,445)(wa)	269,445	269,445

TOTAL INVESTMENTS 100.3% (cost $16,535,807)		22,972,165
Liabilities in excess of other assets (0.3)%		(57,657)

NET ASSETS 100.0%		$22,914,508

Below is a list of the abbreviation(s) used in the semiannual report:

ADR—American Depositary Receipt

LIBOR—London Interbank Offered Rate

REITs—Real Estate Investment Trust

*	Non-income producing security.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

See Notes to Financial Statements.

12

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Common Stocks
Air Freight & Logistics	$389,017	$—	$—
Banks	1,417,374	—	—
Beverages	331,919	—	—
Building Products	498,947	—	—
Capital Markets	997,015	—	—
Chemicals	455,576	—	—
Containers & Packaging	492,440	—	—
Diversified Consumer Services.	387,101	—	—
Electric Utilities	128,010	—	—
Electronic Equipment, Instruments & Components	498,414	—	—
Entertainment	494,924	—	—
Equity Real Estate Investment Trusts (REITs)	307,912	—	—
Food & Staples Retailing	610,715	—	—
Food Products.	263,974	—	—
Health Care Equipment & Supplies	966,771	—	—
Health Care Providers & Services	315,300	—	—
Hotels, Restaurants & Leisure	967,921	—	—
Household Durables	619,599	—	—
Industrial Conglomerates	343,265	—	—
Insurance	368,308	—	—
IT Services	743,347	—	—
Life Sciences Tools & Services	250,263	—	—
Machinery	1,463,995	—	—
Multi-Utilities	579,697	—	—
Oil, Gas & Consumable Fuels	1,644,556	—	—
Pharmaceuticals	1,052,925	—	—
Road & Rail	1,253,392	—	—
Semiconductors & Semiconductor Equipment	2,288,654	—	—
Software	747,578	—	—
Specialty Retail	367,774	—	—
Technology Hardware, Storage & Peripherals	916,066	—	—

See Notes to Financial Statements.

PGIM Jennison Rising Dividend Fund    13

Schedule of Investments  (unaudited) (continued)

as of January 31, 2021

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Common Stocks (continued)
Textiles, Apparel & Luxury Goods	$539,971	$—	$—
Affiliated Mutual Fund	269,445	—	—

Total	$22,972,165	$—	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2021 were as follows:

Semiconductors & Semiconductor Equipment	10.0%
Oil, Gas & Consumable Fuels	7.2
Machinery	6.4
Banks	6.2
Road & Rail	5.5
Pharmaceuticals	4.6
Capital Markets	4.3
Hotels, Restaurants & Leisure	4.2
Health Care Equipment & Supplies	4.2
Technology Hardware, Storage & Peripherals	4.0
Software	3.3
IT Services	3.2
Household Durables	2.7
Food & Staples Retailing	2.7
Multi-Utilities	2.5
Textiles, Apparel & Luxury Goods	2.4
Building Products	2.2
Electronic Equipment, Instruments & Components	2.2
Entertainment	2.2

Containers & Packaging	2.1%
Chemicals	2.0
Air Freight & Logistics	1.7
Diversified Consumer Services	1.7
Insurance	1.6
Specialty Retail	1.6
Industrial Conglomerates	1.5
Beverages	1.4
Health Care Providers & Services	1.4
Equity Real Estate Investment Trusts (REITs)	1.3
Affiliated Mutual Fund	1.2
Food Products	1.1
Life Sciences Tools & Services	1.1
Electric Utilities	0.6

100.3
Liabilities in excess of other assets	(0.3)

100.0%

See Notes to Financial Statements.

14

Statement of Assets and Liabilities  (unaudited)

as of January 31, 2021

Assets

Investments at value:
Unaffiliated investments (cost $16,266,362)	$22,702,720
Affiliated investments (cost $269,445)	269,445
Dividends receivable	22,456
Receivable for Fund shares sold	12,684
Due from Manager	546
Prepaid expenses	1,994

Total Assets	23,009,845

Liabilities
Payable for Fund shares purchased	29,661
Custodian and accounting fees payable	15,987
Audit fee payable	11,998
Registration fees payable	11,394
Transfer agent’s fees and expenses payable	8,121
Shareholders’ reports payable	6,624
Accrued expenses and other liabilities	6,111
Distribution fee payable	3,422

Affiliated transfer agent fee payable	1,140
Trustees’ fees payable	879

Total Liabilities	95,337

Net Assets	$22,914,508

Net assets were comprised of:
Shares of beneficial interest, at par	$ 1,503
Paid-in capital in excess of par	16,134,225
Total distributable earnings (loss)	6,778,780

Net assets, January 31, 2021	$22,914,508

See Notes to Financial Statements.

PGIM Jennison Rising Dividend Fund    15

Statement of Assets and Liabilities  (unaudited)

as of January 31, 2021

Class A

Net asset value, offering price and redemption price per share, ($9,114,947 ÷ 598,077 shares of beneficial interest issued and outstanding)	$15.24
Maximum sales charge (5.50% of offering price)	0.89

Maximum offering price to public	$16.13

Class C

Net asset value, offering price and redemption price per share, ($1,673,554 ÷ 110,226 shares of beneficial interest issued and outstanding)	$15.18

Class Z

Net asset value, offering price and redemption price per share, ($12,111,403 ÷ 794,129 shares of beneficial interest issued and outstanding)	$15.25

Class R6

Net asset value, offering price and redemption price per share, ($14,604 ÷ 958 shares of beneficial interest issued and outstanding)	$15.24

See Notes to Financial Statements.

16

Statement of Operations  (unaudited)

Six Months Ended January 31, 2021

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $2,942 foreign withholding tax)	$210,584
Affiliated dividend income	484
Affiliated income from securities lending, net	381

Total income	211,449

Expenses
Management fee	86,048
Distribution fee(a)	20,815
Registration fees(a)	30,133
Custodian and accounting fees	28,733
Transfer agent’s fees and expenses (including affiliated expense of $3,040)(a)	20,329
Audit fee	12,119
Legal fees and expenses	9,199
Shareholders’ reports	5,529
Trustees’ fees	5,466
SEC registration fees	10
Miscellaneous	9,187

Total expenses	227,568
Less: Fee waiver and/or expense reimbursement(a)	(96,833)
Distribution fee waiver(a)	(2,098)

Net expenses	128,637

Net investment income (loss)	82,812

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on investment transactions (including affiliated of $(24))	2,098,930
Net change in unrealized appreciation (depreciation) on investments	862,831

Net gain (loss) on investment transactions	2,961,761

Net Increase (Decrease) In Net Assets Resulting From Operations	$3,044,573

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	12,587	8,228	—	—
Registration fees	7,543	7,341	8,194	7,055
Transfer agent’s fees and expenses	5,943	1,120	13,244	22
Fee waiver and/or expense reimbursement	(31,283)	(11,956)	(46,488)	(7,106)
Distribution fee waiver	(2,098)	—	—	—

See Notes to Financial Statements.

PGIM Jennison Rising Dividend Fund    17

Schedule of Changes in Net Assets   (unaudited)

	Six Months Ended January 31, 2021	Year Ended July 31, 2020

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$82,812	$195,981
Net realized gain (loss) on investment transactions	2,098,930	(679,851)
Net change in unrealized appreciation (depreciation) on investments	862,831	2,525,796

Net increase (decrease) in net assets resulting from operations	3,044,573	2,041,926

Dividends and Distributions
Distributions from distributable earnings
Class A	(361,674)	(245,030)
Class C	(63,821)	(58,819)
Class Z	(495,890)	(421,262)
Class R6	(605)	(489)

	(921,990)	(725,600)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	3,517,444	19,789,268
Net asset value of shares issued in reinvestment of dividends and distributions	918,994	723,189
Cost of shares purchased	(11,252,137)	(10,597,936)

Net increase (decrease) in net assets from Fund share transactions	(6,815,699)	9,914,521

Total increase (decrease)	(4,693,116)	11,230,847

Net Assets:

Beginning of period	27,607,624	16,376,777

End of period	$22,914,508	$27,607,624

See Notes to Financial Statements.

18

Notes to Financial Statements  (unaudited)

1.	Organization

Prudential Investment Portfolios 5 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust currently consists of fifteen series: Prudential Day One Income Fund, Prudential Day One 2015 Fund, Prudential Day One 2020 Fund, Prudential Day One 2025 Fund, Prudential Day One 2030 Fund, Prudential Day One 2035 Fund, Prudential Day One 2040 Fund, Prudential Day One 2045 Fund, Prudential Day One 2050 Fund, Prudential Day One 2055 Fund, Prudential Day One 2060 Fund, Prudential Day One 2065 Fund, PGIM 60/40 Allocation Fund, PGIM Jennison Diversified Growth Fund and PGIM Jennison Rising Dividend Fund. These financial statements relate only to the PGIM Jennison Rising Dividend Fund (the “Fund”). The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to seek capital appreciation and income.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services —Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. A record of the Valuation Committee’s actions is subject to the Board’s review at its first quarterly meeting following the quarter in which such actions take place.

PGIM Jennison Rising Dividend Fund    19

Notes to Financial Statements  (unaudited) (continued)

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurements and Disclosures.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s

20

most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements: The Trust, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned.

PGIM Jennison Rising Dividend Fund    21

Notes to Financial Statements  (unaudited) (continued)

Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining maturities of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Equity and Mortgage Real Estate Investment Trusts (collectively equity REITs): The Fund invested in equity REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from equity REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the equity REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such

22

class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to pay dividends from net investment income quarterly. Distributions from net realized capital and currency gains, if any, are declared and paid annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The Trust, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services.

The Manager has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The Manager pays for the services of Jennison.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.775% on average daily net assets up to and including $1 billion, 0.755% on the next $2 billion of average daily net assets, 0.735% on the next $2 billion of average daily net assets, 0.715% on the next $5 billion of average daily net assets and 0.705% of the average daily net assets in excess of $10 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.775% for the reporting period ended January 31, 2021.

The Manager has contractually agreed, through November 30, 2021, to limit total annual operating expenses after fee waivers and/or expense reimbursements to 1.24% of average daily net assets for Class A shares, 1.99% of average daily net assets for Class C shares, 0.99% of average daily net assets for Class Z shares and 0.99% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such

PGIM Jennison Rising Dividend Fund    23

Notes to Financial Statements  (unaudited) (continued)

as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Trust, on behalf of the Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z and Class R6 shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.30% and 1% of the average daily net assets of the Class A and Class C shares, respectively. PIMS has contractually agreed through November 30, 2021 to limit such fees to 0.25% of the average daily net assets of Class A shares.

For the reporting period ended January 31, 2021, PIMS received $10,005 in front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended January 31, 2021, PIMS received $107 in contingent deferred sales charges imposed upon redemptions by certain Class C shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PGIM Investments, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer

24

agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Through the Fund’s investments in the mentioned underlying funds, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. In addition to the realized and unrealized gains on investments in the Core Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. For the reporting period ended January 31, 2021, no 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended January 31, 2021, were $8,383,837 and $15,790,270, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the reporting period ended January 31, 2021, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Ultra Short Bond Fund (1)(wa)
$437,814	$3,541,638	$3,710,007	$—	$—	$269,445	269,445	$484

PGIM Institutional Money Market Fund (1)(b)(wa)
516,925	1,929,437	2,446,338	—	(24)	—	—	381	(2)
$954,739	$5,471,075	$6,156,345	$—	$(24)	$269,445		$865

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.

PGIM Jennison Rising Dividend Fund    25

Notes to Financial Statements  (unaudited) (continued)

(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of January 31, 2021 were as follows:

Tax Basis	$16,843,704

Gross Unrealized Appreciation	6,651,543
Gross Unrealized Depreciation	(523,082)

Net Unrealized Appreciation	$6,128,461

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had a capital loss carryforward as of July 31, 2020 of approximately $241,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The Fund elected to treat post-October capital losses of approximately $378,000 as having been incurred in the following fiscal year (July 31, 2021).

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended July 31, 2020 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately 10 years after purchase. Effective January 22, 2021, Class C shares will automatically convert to Class A shares on a monthly basis approximately eight

26

years after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

The Trust has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share.

As of January 31, 2021, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

	Number of Shares	Percentage of Outstanding Shares
Class Z	641,204	80.7%
Class R6	958	100.0%

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

Affiliated		Unaffiliated
Number of Shareholders	Percentage of Outstanding Shares	Number of Shareholders	Percentage of Outstanding Shares
1	42.7%	3	31.0%

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended January 31, 2021:
Shares sold	98,287	$1,480,416
Shares issued in reinvestment of dividends and distributions	23,646	358,779
Shares purchased	(50,578)	(758,207)

Net increase (decrease) in shares outstanding before conversion	71,355	1,080,988
Shares issued upon conversion from other share class(es)	2,304	36,092

Net increase (decrease) in shares outstanding	73,659	$1,117,080

Year ended July 31, 2020:
Shares sold	230,600	$3,116,733
Shares issued in reinvestment of dividends and distributions	17,727	242,686
Shares purchased	(124,472)	(1,556,543)

Net increase (decrease) in shares outstanding before conversion	123,855	1,802,876
Shares issued upon conversion from other share class(es)	7,125	97,146
Shares purchased upon conversion into other share class(es)	(4,636)	(60,012)

Net increase (decrease) in shares outstanding	126,344	$1,840,010

PGIM Jennison Rising Dividend Fund    27

Notes to Financial Statements  (unaudited) (continued)

Class C	Shares	Amount
Six months ended January 31, 2021:
Shares sold	11,564	$174,374
Shares issued in reinvestment of dividends and distributions	4,210	63,821
Shares purchased	(8,628)	(129,376)

Net increase (decrease) in shares outstanding before conversion	7,146	108,819
Shares purchased upon conversion into other share class(es)	(5,337)	(81,888)

Net increase (decrease) in shares outstanding	1,809	$26,931

Year ended July 31, 2020:
Shares sold	23,763	$315,914
Shares issued in reinvestment of dividends and distributions	4,191	58,819
Shares purchased	(49,425)	(613,716)

Net increase (decrease) in shares outstanding before conversion	(21,471)	(238,983)
Shares purchased upon conversion into other share class(es)	(7,142)	(97,146)

Net increase (decrease) in shares outstanding	(28,613)	$(336,129)

Class Z
Six months ended January 31, 2021:
Shares sold	126,188	$1,862,654
Shares issued in reinvestment of dividends and distributions	32,695	495,789
Shares purchased	(724,898)	(10,364,554)

Net increase (decrease) in shares outstanding before conversion	(566,015)	(8,006,111)
Shares issued upon conversion from other share class(es)	3,013	45,796

Net increase (decrease) in shares outstanding	(563,002)	$(7,960,315)

Year ended July 31, 2020:
Shares sold	1,297,558	$16,356,621
Shares issued in reinvestment of dividends and distributions	31,514	421,194
Shares purchased	(649,334)	(8,427,677)

Net increase (decrease) in shares outstanding before conversion	679,738	8,350,138
Shares issued upon conversion from other share class(es)	4,629	60,012

Net increase (decrease) in shares outstanding	684,367	$8,410,150

Class R6
Six months ended January 31, 2021:
Shares issued in reinvestment of dividends and distributions	40	$605

Net increase (decrease) in shares outstanding	40	$605

Year ended July 31, 2020:
Shares issued in reinvestment of dividends and distributions	36	$490

Net increase (decrease) in shares outstanding	36	$490

8.	Borrowings

The Trust, on behalf of the Fund along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary

28

funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA

Term of Commitment	10/2/2020 – 9/30/2021	10/3/2019 – 10/1/2020

Total Commitment	$ 1,200,000,000	$ 1,222,500,000*

Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%

Annualized Interest Rate on Borrowings	1.30% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent
* Effective March 31, 2020, the SCA’s total commitment was increased from $900,000,000 to $1,162,500,000 and subsequently, effective April 7, 2020 was increased to $1,222,500,000.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended January 31, 2021.

9.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. The securities of such issuers may trade in markets that are less liquid, less regulated and more volatile than US markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.

PGIM Jennison Rising Dividend Fund    29

Notes to Financial Statements  (unaudited) (continued)

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Market Disruption and Geopolitical Risks: International wars or conflicts and geopolitical developments in foreign countries, along with instability in regions such as Asia, Eastern Europe, and the Middle East, possible terrorist attacks in the United States or around the world, public health epidemics such as the outbreak of infectious diseases like the recent outbreak of coronavirus globally or the 2014–2016 outbreak in West Africa of the Ebola virus, and other similar events could adversely affect the U.S. and foreign financial markets, including increases in market volatility, reduced liquidity in the securities markets and government intervention, and may cause further long-term economic uncertainties in the United States and worldwide generally. The coronavirus pandemic and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments may take in respect of pandemic or epidemic diseases may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. Government intervention in markets may impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Real Estate Investment Trust (REIT) Risk: Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs may be affected by changes in the value of the underlying property owned by the REITs,

30

while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs may be more volatile and/or more illiquid than other types of equity securities. REITs (especially mortgage REITs) are subject to interest rate risks. REITs may incur significant amounts of leverage. The Fund will indirectly bear a portion of the expenses, including management fees, paid by each REIT in which it invests, in addition to the expenses of the Fund.

REITs must also meet certain requirements under the Internal Revenue Code of 1986, as amended (the Code) to avoid entity level tax and be eligible to pass-through certain tax attributes of their income to shareholders. REITs are consequently subject to the risk of failing to meet these requirements for favorable tax treatment and of failing to maintain their exemptions from registration under the Investment Company Act of 1940. REITs are subject to the risks of changes in the Code affecting their tax status.

10.	Recent Regulatory Developments

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule is scheduled to take effect on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Rule and its impact to the Fund.

PGIM Jennison Rising Dividend Fund    31

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended January 31,		Year Ended July 31,
	2021		2020	2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$13.86		$13.54	$13.80	$12.50	$11.37	$11.33
Income (loss) from investment operations:
Net investment income (loss)	0.05		0.11	0.13	0.09	0.14	0.13
Net realized and unrealized gain (loss) on investment transactions	1.97		0.73	0.75	1.39	1.14	0.04
Total from investment operations	2.02		0.84	0.88	1.48	1.28	0.17
Less Dividends and Distributions:
Dividends from net investment income	(0.06)		(0.08)	(0.13)	(0.09)	(0.15)	(0.13)
Distributions from net realized gains	(0.58)		(0.44)	(1.01)	(0.09)	-	-
Total dividends and distributions	(0.64)		(0.52)	(1.14)	(0.18)	(0.15)	(0.13)
Net asset value, end of period	$15.24		$13.86	$13.54	$13.80	$12.50	$11.37
Total Return(b):	14.58%		6.24%	8.27%	11.95%	11.32%	1.61%

Ratios/Supplemental Data:
Net assets, end of period (000)	$9,115		$7,269	$5,391	$4,459	$3,474	$2,785
Average net assets (000)	$8,323		$6,608	$4,729	$4,078	$2,912	$1,831
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.24	%(e)	1.24%	1.24%	1.24%	1.24%	1.24%
Expenses before waivers and/or expense reimbursement	2.04	%(e)	2.22%	2.60%	2.55%	2.65%	3.38%
Net investment income (loss)	0.60	%(e)	0.85%	0.98%	0.67%	1.22%	1.24%
Portfolio turnover rate(f)	39%		106%	100%	104%	67%	51%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

32

Class C Shares
	Six Months Ended January 31,		Year Ended July 31,
	2021		2020	2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$13.81		$13.51	$13.80	$12.50	$11.36	$11.32
Income (loss) from investment operations:
Net investment income (loss)	(0.01	)(b)	0.02	0.04	(0.01)	0.06	0.06
Net realized and unrealized gain (loss) on investment transactions	1.96		0.72	0.73	1.40	1.14	0.03
Total from investment operations	1.95		0.74	0.77	1.39	1.20	0.09
Less Dividends and Distributions:
Dividends from net investment income	-		- (c)	(0.05)	- (c)	(0.06)	(0.05)
Distributions from net realized gains	(0.58)		(0.44)	(1.01)	(0.09)	-	-
Total dividends and distributions	(0.58)		(0.44)	(1.06)	(0.09)	(0.06)	(0.05)
Net asset value, end of period	$15.18		$13.81	$13.51	$13.80	$12.50	$11.36
Total Return(d):	14.15%		5.45%	7.40%	11.18%	10.59%	0.85%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,674		$1,498	$1,852	$1,831	$1,608	$1,411
Average net assets (000)	$1,632		$1,711	$1,865	$1,703	$1,401	$1,160
Ratios to average net assets(e)(f):
Expenses after waivers and/or expense reimbursement	1.99	%(g)	1.99%	1.99%	1.99%	1.99%	1.99%
Expenses before waivers and/or expense reimbursement	3.44	%(g)	3.55%	3.64%	3.65%	3.36%	4.02%
Net investment income (loss)	(0.13	)%(g)	0.13%	0.28%	(0.07)%	0.48%	0.56%
Portfolio turnover rate(h)	39%		106%	100%	104%	67%	51%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to the timing of income earned.
(c)	Less than $(0.005) per share.
(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(g)	Annualized.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Rising Dividend Fund    33

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended January 31,		Year Ended July 31,
	2021		2020	2019	2018	2017	2016
Per Share Operating Performance(a):			$13.56	$13.82	$12.52	$11.38	$11.33
Net Asset Value, Beginning of Period	$13.87
Income (loss) from investment operations:
Net investment income (loss)	0.07		0.14	0.16	0.12	0.17	0.16
Net realized and unrealized gain (loss) on investment transactions	1.97		0.72	0.75	1.40	1.15	0.05
Total from investment operations	2.04		0.86	0.91	1.52	1.32	0.21
Less Dividends and Distributions:
Dividends from net investment income	(0.08)		(0.11)	(0.16)	(0.13)	(0.18)	(0.16)
Distributions from net realized gains	(0.58)		(0.44)	(1.01)	(0.09)	-	-
Total dividends and distributions	(0.66)		(0.55)	(1.17)	(0.22)	(0.18)	(0.16)
Net asset value, end of period	$15.25		$13.87	$13.56	$13.82	$12.52	$11.38
Total Return(b):	14.73%		6.46%	8.54%	12.21%	11.68%	1.95%

Ratios/Supplemental Data:
Net assets, end of period (000)	$12,111		$18,828	$9,122	$8,369	$7,319	$6,349
Average net assets (000)	$12,056		$12,973	$8,216	$8,066	$6,704	$5,935
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.99	%(e)	0.99%	0.99%	0.99%	0.99%	0.99%
Expenses before waivers and/or expense reimbursement	1.75	%(e)	1.70%	2.02%	1.98%	2.36%	3.08%
Net investment income (loss)	0.96	%(e)	1.06%	1.25%	0.94%	1.48%	1.49%
Portfolio turnover rate(f)	39%		106%	100%	104%	67%	51%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

34

Class R6 Shares
	Six Months Ended January 31,		Year Ended July 31,		September 27, 2017(a) through July 31,
	2021		2020	2019	2018

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$13.87		$13.55	$13.81	$12.72
Income (loss) from investment operations:
Net investment income (loss)	0.07		0.15	0.16	0.10
Net realized and unrealized gain (loss) on investment transactions	1.96		0.72	0.75	1.18
Total from investment operations	2.03		0.87	0.91	1.28
Less Dividends and Distributions:
Dividends from net investment income	(0.08)		(0.11)	(0.16)	(0.10)
Distributions from net realized gains	(0.58)		(0.44)	(1.01)	(0.09)
Total dividends and distributions	(0.66)		(0.55)	(1.17)	(0.19)
Net asset value, end of period	$15.24		$13.87	$13.55	$13.81
Total Return(c):	14.65%		6.54%	8.55%	10.10%

Ratios/Supplemental Data:
Net assets, end of period (000)	$15		$13	$12	$11
Average net assets (000)	$14		$12	$11	$11
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.99	%(e)	0.99%	0.99%	0.99	%(e)
Expenses before waivers and/or expense reimbursement	102.54	%(e)	123.09%	119.91%	307.60	%(e)
Net investment income (loss)	0.87	%(e)	1.10%	1.25%	0.88	%(e)
Portfolio turnover rate(f)	39%		106%	100%	104%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Jennison Rising Dividend Fund    35

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgim.com/investments

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website at sec.gov.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS

Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Claudia DiGiacomo, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Jennison Rising Dividend Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM JENNISON RISING DIVIDEND FUND

SHARE CLASS	A	C	Z	R6
NASDAQ	PJDAX	PJDCX	PJDZX	PJDQX
CUSIP	74440V823	74440V815	74440V799	74440V682

MF220E2

PGIM 60/40 ALLOCATION FUND

SEMIANNUAL REPORT

JANUARY 31, 2021

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of January 31, 2021 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company and member SIPC. QMA is the primary business name of QMA LLC, a registered investment adviser and a wholly owned subsidiary of PGIM, Inc. (PGIM), a Prudential Financial company. © 2021 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Your Fund’s Performance

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted.

	(without sales charges)	Average Annual Total Returns as of 1/31/21
	Six Months* (%)	One Year (%)	Since Inception (%)
Fund	8.30	10.11	9.84 (9/13/17)
Custom Benchmark Index
	8.28	12.86	10.97

*Not annualized.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

Benchmark Definitions

Custom Benchmark Index—The Custom Benchmark is comprised of 60% S&P 500 Index and 40% Bloomberg Barclays US Aggregate Bond Index.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor .

Presentation of Fund Holdings as of 1/31/21

Top Largest Holdings	Asset Class	% of Net Assets
PGIM QMA Large-Cap Core Equity Fund	Large Cap	59.5%
PGIM Total Return Bond Fund	Total Return Bond	40.4%

Holdings reflect only long-term investments and are subject to change.

PGIM 60/40 Allocation Fund	3

Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended January 31, 2021. The example is for illustrative purposes only; you should consult the Fund’s Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

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and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM 60/40 Allocation Fund		Beginning Account Value August 1, 2020	Ending Account Value January 31, 2021	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class R6	Actual	$1,000.00	$1,083.00	0.40%	$2.10
	Hypothetical	$1,000.00	$1,023.19	0.40%	$2.04

*Fund expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended January 31, 2021, and divided by the 365 days in the Fund's fiscal year ending July 31, 2021 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

PGIM 60/40 Allocation Fund	5

PGIM 60/40 Allocation Fund

Schedule of Investments  (unaudited)

as of January 31, 2021

Description	Shares	Value

LONG-TERM INVESTMENTS 99.9%

AFFILIATED MUTUAL FUNDS
PGIM QMA Large-Cap Core Equity Fund (Class R6)	1,685,772	$29,585,297
PGIM Total Return Bond Fund (Class R6)	1,344,704	20,089,880

TOTAL LONG-TERM INVESTMENTS (cost $43,884,018)		49,675,177

SHORT-TERM INVESTMENT 0.6%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $280,381)	280,381	280,381

TOTAL INVESTMENTS 100.5% (cost $44,164,399)(wd)		49,955,558
Liabilities in excess of other assets (0.5)%		(238,489)

NET ASSETS 100.0%		$49,717,069

(wd)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Affiliated Mutual Funds	$49,955,558	$—	$—

See Notes to Financial Statements.

PGIM 60/40 Allocation Fund    7

PGIM 60/40 Allocation Fund

Schedule of Investments  (unaudited) (continued)

as of January 31, 2021

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2021 were as follows:

Large Cap	59.5%
Total Return Bond	40.4
Short Term	0.6

100.5

Liabilities in excess of other assets	(0.5)

100.0%

See Notes to Financial Statements.

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Statement of Assets and Liabilities  (unaudited)

as of January 31, 2021

Assets
Affiliated investments (cost $44,164,399)	$49,955,558
Receivable for Fund shares sold	723,358
Receivable for investments sold	416,178
Due from Manager	8,651
Prepaid expenses	1,992

Total Assets	51,105,737

Liabilities
Payable for investments purchased	1,109,401
Payable to custodian	238,590
Accrued expenses and other liabilities	36,047
Payable for Fund shares purchased	3,845
Trustees’ fees payable	774
Affiliated transfer agent fee payable	11

Total Liabilities	1,388,668

Net Assets	$49,717,069

Net assets were comprised of:
Shares of beneficial interest, at par	$4,087
Paid-in capital in excess of par	44,633,738
Total distributable earnings (loss)	5,079,244

Net assets, January 31, 2021	$49,717,069

Class R6
Net asset value, offering price and redemption price per share, ($49,717,069 ÷ 4,086,807 shares of beneficial interest issued and outstanding)	$12.17

See Notes to Financial Statements.

PGIM 60/40 Allocation Fund    9

Statement of Operations  (unaudited)

Six Months Ended January 31, 2021

Net Investment Income (Loss)
Affiliated dividend income	$607,707

Expenses
Management fee	4,198
Custodian and accounting fees	30,388
Audit fee	10,456
Legal fees and expenses	9,209
Trustees’ fees	5,471
Shareholders’ reports	3,501
Registration fees	1,260
Fund data services	1,124
Transfer agent’s fees and expenses (including affiliated expense of $33)	53
SEC registration fees	22
Miscellaneous	5,276

Total expenses	70,958
Less: Fee waiver and/or expense reimbursement	(63,307)

Net expenses	7,651

Net investment income (loss)	600,056

Realized And Unrealized Gain (Loss) On Affiliated Investments
Net realized gain (loss) on investment transactions	(62,928)
Net capital gain distributions received	294,121

231,193

Net change in unrealized appreciation (depreciation) on investments	2,333,302

Net gain (loss) on investment transactions	2,564,495

Net Increase (Decrease) In Net Assets Resulting From Operations	$3,164,551

See Notes to Financial Statements.

10

Statements of Changes in Net Assets  (unaudited)

	Six Months Ended January 31, 2021	Year Ended July 31, 2020
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$600,056	$500,947
Net realized gain (loss) on investment transactions	(62,928)	(536,935)
Net capital gain distributions received	294,121	632,625
Net change in unrealized appreciation (depreciation) on investments	2,333,302	1,934,260

Net increase (decrease) in net assets resulting from operations	3,164,551	2,530,897

Dividends and Distributions
Distributions from distributable earnings Class R6	(1,216,736)	(975,061)

Fund share transactions
Net proceeds from shares sold	17,480,631	17,500,241
Net asset value of shares issued in reinvestment of dividends and distributions	1,216,736	975,061
Cost of shares purchased	(3,194,215)	(4,784,476)

Net increase (decrease) in net assets from Fund share transactions	15,503,152	13,690,826

Total increase (decrease)	17,450,967	15,246,662

Net Assets:
Beginning of period	32,266,102	17,019,440

End of period	$49,717,069	$32,266,102

See Notes to Financial Statements.

PGIM 60/40 Allocation Fund    11

Notes to Financial Statements  (unaudited)

1.	Organization

Prudential Investment Portfolios 5 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust currently consists of fifteen series: Prudential Day One Income Fund, Prudential Day One 2015 Fund, Prudential Day One 2020 Fund, Prudential Day One 2025 Fund, Prudential Day One 2030 Fund, Prudential Day One 2035 Fund, Prudential Day One 2040 Fund, Prudential Day One 2045 Fund, Prudential Day One 2050 Fund, Prudential Day One 2055 Fund, Prudential Day One 2060 Fund, Prudential Day One 2065 Fund, PGIM 60/40 Allocation Fund, PGIM Jennison Diversified Growth Fund and PGIM Jennison Rising Dividend Fund. These financial statements relate only to the PGIM 60/40 Allocation Fund (the “Fund”). The Fund is classified as a diversified fund for purposes of the1940 Act.

The investment objective of the Fund is to seek a balance between growth and conservation of capital.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. A record of the Valuation Committee’s actions is subject to the Board’s review at its first quarterly meeting following the quarter in which such actions take place.

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For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurements and Disclosures.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal

PGIM 60/40 Allocation Fund    13

Notes to Financial Statements  (unaudited) (continued)

income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The Trust, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services.

The Manager has entered into a subadvisory agreement with QMA LLC (“QMA” or the “Subadviser”). The Manager pays for the services of QMA.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.02% average daily net assets.

The Manager has contractually agreed, through November 30, 2021, to limit total annual operating expenses after fee waivers and/or expense reimbursements to 0.40% of average daily net assets for Class R6 shares. This contractual waiver includes acquired fund fees and expenses, and excludes Fund and any acquired fund interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

14

The Trust, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class R6 shares of the Fund. No distribution or service fees are paid to PIMS as distributor for Class R6 shares of the Fund.

PGIM Investments, PIMS and QMA are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Through the Fund’s investments in the mentioned underlying fund, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. In addition to the realized and unrealized gains on investments in the Core Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income”.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended January 31, 2021, were $21,103,276 and $5,937,889, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the reporting period ended January 31, 2021, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions

Long-Term Investments - Affiliated Mutual Funds(wd):

PGIM QMA Large-Cap Core Equity Fund
$19,388,928	$11,778,125	$3,978,170	$2,442,634	$(46,220)	$29,585,297	1,685,772	$363,794	$294,121

PGIM Total Return Bond Fund
12,850,488	9,325,151	1,959,719	(109,332)	(16,708)	20,089,880	1,344,704	243,826	—

$32,239,416	$21,103,276	$5,937,889	$2,333,302	$(62,928)	$49,675,177		$607,620	$294,121

PGIM 60/40 Allocation Fund    15

Notes to Financial Statements  (unaudited) (continued)

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Fund(wd):
PGIM Core Ultra Short Bond Fund
$ 87,333	$329,267	$136,219	$—	$—	$280,381	280,381	$87	$—

$32,326,749	$21,432,543	$6,074,108	$2,333,302	$(62,928)	$49,955,558		$607,707	$294,121

(wd)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of January 31, 2021 were as follows:

Tax Basis	$45,044,036

Gross Unrealized Appreciation	5,791,160
Gross Unrealized Depreciation	(879,638)

Net Unrealized Appreciation	$4,911,522

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

The Fund elected to treat post-October losses of approximately $2,500 as having been incurred in the following fiscal year July 31, 2021.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the two fiscal years up to the most recent fiscal year ended July 31, 2020 are subject to such review.

7.	Capital and Ownership

The Trust is authorized to issue an unlimited number of shares of beneficial interest of the Fund, at $0.001 par value per share, currently divided into one class, designated Class R6 shares.

16

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

As of January 31, 2021, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

	Number of Shares	Percentage of Outstanding Shares
Class R6	4,086,351	99.9%

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

Affiliated		Unaffiliated
Number of Shareholders	Percentage of Outstanding Shares	Number of Shareholders	Percentage of Outstanding Shares
1	99.9%	—	—%

Transactions in shares of beneficial interest were as follows:

Class R6	Shares	Amount
Six months ended January 31, 2021:
Shares sold	1,452,710	$17,480,631
Shares issued in reinvestment of dividends and distributions	100,723	1,216,736
Shares purchased	(266,119)	(3,194,215)

Net increase (decrease) in shares outstanding	1,287,314	$15,503,152

Year ended July 31, 2020:
Shares sold	1,624,720	$17,500,241
Shares issued in reinvestment of dividends and distributions	86,749	975,061
Shares purchased	(446,144)	(4,784,476)

Net increase (decrease) in shares outstanding	1,265,325	$13,690,826

8.	Borrowings

The Trust, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	10/2/2020 – 9/30/2021	10/3/2019 – 10/1/2020
Total Commitment	$ 1,200,000,000	$ 1,222,500,000*
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
Annualized Interest Rate on Borrowings	1.30% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

PGIM 60/40 Allocation Fund    17

Notes to Financial Statements  (unaudited) (continued)

Current SCA	Prior SCA
* Effective March 31, 2020, the SCA’s total commitment was increased from $900,000,000 to $1,162,500,000 and subsequently, effective April 7, 2020 was increased to $1,222,500,000.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended January 31, 2021.

9.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Fund of Funds Risk: The value of an investment in the Fund will be related, to a substantial degree, to the investment performance of the underlying funds in which it invests. Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with these underlying funds and their investments. Because the Fund’s allocation among different underlying funds and direct investments in securities and derivatives will vary, an investment in the Fund may be subject to any and all of these risks at different times and to different degrees. Investing in an underlying fund will also expose the Fund to a pro rata portion of the underlying fund’s fees and expenses. In addition, one underlying fund may buy the same securities that another underlying fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing the investment purpose.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its

18

investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

LIBOR Risk: Many financial instruments use or may use a floating rate based on the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. Over the course of the last several years, global regulators have indicated an intent to phase out the use of LIBOR and similar interbank offering rates (IBOR). On November 30, 2020, the administrator of LIBOR announced a delay in the phase out of a majority of the U.S. dollar LIBOR publications until June 30, 2023, with the remainder of LIBOR publications to still end at the end of 2021. There still remains uncertainty regarding the nature of any replacement rates for LIBOR and the other IBORs as well as around fallback approaches for instruments extending beyond the any phase-out of these reference rates. The lack of consensus around replacement rates and the uncertainty of the phase out of LIBOR and other IBORs may result in increased volatility in corporate or governmental debt, bank loans, derivatives and other instruments invested in by a Fund as well as loan facilities used by a Fund. As such, the potential impact of a transition away from LIBOR on a Fund or the financial instruments in which a Fund invests cannot yet be determined. The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect a Fund’s performance and/or net asset value. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Because the usefulness of LIBOR and the other IBORs as benchmarks could deteriorate during the transition period, these effects could begin to be experienced by the end of 2021 and beyond until the anticipated discontinuance date in 2023 for the majority of the LIBOR rates.

Market Disruption and Geopolitical Risks: International wars or conflicts and geopolitical developments in foreign countries, along with instability in regions such as Asia, Eastern Europe, and the Middle East, possible terrorist attacks in the United States or around the world, public health epidemics such as the outbreak of infectious diseases like the recent outbreak of coronavirus globally or the 2014–2016 outbreak in West Africa of the Ebola virus, and other similar events could adversely affect the U.S. and foreign financial markets, including increases in market volatility, reduced liquidity in the securities markets and government intervention, and may cause further long-term economic uncertainties in the United States and worldwide generally. The coronavirus pandemic and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments may take in respect of pandemic or epidemic diseases may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. Government intervention in markets may impact interest rates, market volatility and security pricing. The occurrence,

PGIM 60/40 Allocation Fund    19

Notes to Financial Statements  (unaudited) (continued)

reoccurrence and pendency of such diseases could adversely affect the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

10.	Recent Accounting Pronouncement and Regulatory Developments

In March 2020, the FASB issued Accounting Standard Update (“ASU”) No. 2020-04, which provides optional guidance for applying GAAP to contract modifications, hedging relationships and other transactions affected by the reference rate reform if certain criteria are met. ASU 2020-04 is elective and is effective on March 12, 2020 through December 31, 2022. At this time, management is evaluating the implications of certain provisions of the ASU and any impact on the financial statement disclosures has not yet been determined.

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule is scheduled to take effect on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Rule and its impact to the Fund.

20

PGIM 60/40 Allocation Fund

Financial Highlights (unaudited)

Class R6 Shares
	Six Months Ended January 31,		Year Ended July 31,		September 13, 2017(a) through July 31,
	2021		2020	2019	2018

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$11.53		$11.09	$10.77	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.17		0.24	0.20	0.14
Net realized and unrealized gain (loss) on investment transactions	0.78		0.72	0.47	0.78
Total from investment operations	0.95		0.96	0.67	0.92
Less Dividends and Distributions:
Dividends from net investment income	(0.19)		(0.33)	(0.34)	(0.15)
Distributions from net realized gains	(0.12)		(0.19)	(0.01)	-
Total dividends and distributions	(0.31)		(0.52)	(0.35)	(0.15)
Net asset value, end of period	$12.17		$11.53	$11.09	$10.77
Total Return(c):	8.30%		8.75%	6.73%	9.30%

Ratios/Supplemental Data:
Net assets, end of period (000)	$49,717		$32,266	$17,019	$2,899
Average net assets (000)	$41,637		$23,312	$9,866	$381
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.04	%(e)	0.03%	0.03%	0.02	%(e)
Expenses before waivers and/or expense reimbursement	0.34	%(e)	0.72%	1.78%	28.47	%(e)
Net investment income (loss)	2.86	%(e)	2.15%	1.87%	1.46	%(e)
Portfolio turnover rate(f)	14%		30%	31%	37%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

    21

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgim.com/investments

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website at sec.gov.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS

Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Claudia DiGiacomo, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	QMA LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM 60/40 Allocation Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM 60/40 ALLOCATION FUND

SHARE CLASS	R6
NASDAQ	PALDX
CUSIP	74440V724

PRUDENTIAL DAY ONE FUNDS

SEMIANNUAL REPORT

JANUARY 31, 2021

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

Prudential Day One Funds

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of January 31, 2021 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company and member SIPC. QMA is the primary business name for QMA LLC, a wholly owned subsidiary of PGIM, Inc. (PGIM), a Prudential Financial company. © 2021 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2	Visit our website at pgim.com/investments

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the Prudential Day One Funds informative and useful. The report covers performance for the six-month period ended January 31, 2021.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Day One Funds

March 15, 2021

Prudential Day One Funds	3

Prudential Day One Income Fund

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 1/31/21	Average Annual Total Returns as of 1/31/21
	Six Months* (%)	One Year (%)	Since Inception (%)
Class R1	5.35	6.69	5.58 (12/13/16)
Class R2	5.50	6.97	5.84 (12/13/16)
Class R3	5.68	7.23	6.01 (12/13/16)
Class R4	5.73	7.32	6.12 (12/13/16)
Class R5	5.70	7.33	6.21 (12/13/16)
Class R6	5.77	7.48	6.41 (12/13/16)
Prudential Day One Income Custom Benchmark
	5.79	7.85	6.58
S&P Target Date Retirement Income Index
	4.98	7.89	6.71

*Not annualized

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Fund’s inception date.

4	Visit our website at pgim.com/investments

The average annual total returns take into account applicable charges and fees, which are described for each share class in the table below.

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum initial sales charge	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	None	None	None	None	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.50%	0.25%	0.10%	None	None	None
Shareholder service fee	0.10%*	0.10%*	0.10%*	0.10%*	None	None

*Shareholder service fee reflects maximum allowable fees under a shareholder services plan.

Benchmark Definitions

Prudential Day One Income Custom Benchmark*—The Prudential Day One Income Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 1500 Composite Index, FTSE Developed ex-North America Index1,2, MSCI Emerging Markets Net Index, Bloomberg Barclays US Treasury Inflation-Protected (TIPS) Index, Bloomberg Barclays US Aggregate Bond Index, FTSE 3-Month T-Bill1, Bloomberg Commodity Index, and the FTSE EPRA/NAREIT Developed Real Estate Net Index1. Because the asset allocation of the Fund changes over time with the Glidepath, the custom benchmark allocations also change over time. All indices are unmanaged.

S&P Target Date® Retirement Income Index**—The S&P Target Date Index series is comprised of 12 multi-asset class indices, each of which (with the exception of the S&P Target Date Retirement Income Index) corresponds to a particular retirement date. Each index provides varying levels of exposure to equities and fixed income. Each target date allocation is created and retired according to a predetermined schedule relative to the respective target date.

*The Prudential Day One Income Custom Benchmark is calculated by PGIM, Inc. and/or its affiliates with permission from S&P Dow Jones Indices LLC and/or its affiliates. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index, including the Prudential Day One Income Custom Benchmark, to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index, including the Prudential Day One Income Custom Benchmark, or the data included therein.

**The S&P Target Date Retirement Income Index is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by PGIM, Inc. and/or its affiliates. Copyright© 2021 S&P Dow Jones Indices LLC, a division of S&P

Prudential Day One Funds	5

Prudential Day One Income Fund

Your Fund’s Performance (continued)

Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

Presentation of Fund Holdings as of 1/31/21

Prudential Day One Income Fund Ten Largest Holdings	Asset Class	% of Net Assets
PGIM TIPS Fund (Class R6)	TIPS	23.1%
PGIM Core Conservative Bond Fund (Class R6)	Core Bond	16.1%
PGIM Total Return Bond Fund (Class R6)	Total Return Bond	16.1%
PGIM QMA Large-Cap Core Equity Fund (Class R6)	Large Cap	11.5%
PGIM QMA US Broad Market Index Fund (Class R6)	Broad Market	6.2%
PGIM QMA Commodity Strategies Fund (Class R6)	Commodity	5.0%
PGIM Global Real Estate Fund (Class R6)	Real Estate	5.0%
PGIM QMA International Developed Markets Index Fund (Class R6)	International Developed Markets	4.9%
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	Mid Cap	1.0%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	Small Cap	1.0%

Holdings reflect only long-term investments and are subject to change.

6	Visit our website at pgim.com/investments

Prudential Day One 2015 Fund

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 1/31/21	Average Annual Total Returns as of 1/31/21
	Six Months* (%)	One Year (%)	Since Inception (%)
Class R1	6.23	7.20	6.11 (12/13/16)
Class R2	6.38	7.45	6.36 (12/13/16)
Class R3	6.43	7.60	6.53 (12/13/16)
Class R4	6.35	7.61	6.60 (12/13/16)
Class R5	6.44	7.70	6.73 (12/13/16)
Class R6	6.59	7.95	6.89 (12/13/16)
Prudential Day One 2015 Custom Benchmark
	6.45	8.34	7.17
S&P Target Date 2015 Index
	7.24	9.64	8.00

*Not annualized

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Fund’s inception date.

Prudential Day One Funds	7

Prudential Day One 2015 Fund

Your Fund’s Performance (continued)

The average annual total returns take into account applicable charges and fees, which are described for each share class in the table below.

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum initial sales charge	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	None	None	None	None	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.50%	0.25%	0.10%	None	None	None
Shareholder service fee	0.10%*	0.10%*	0.10%*	0.10%*	None	None

*Shareholder service fee reflects maximum allowable fees under a shareholder services plan.

Benchmark Definitions

Prudential Day One 2015 Custom Benchmark*—The Prudential Day One 2015 Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 1500 Composite Index, FTSE Developed ex-North America Index1,2, MSCI Emerging Markets Net Index, Bloomberg Barclays US Treasury Inflation-Protected (TIPS) Index, Bloomberg Barclays US Aggregate Bond Index, FTSE 3-Month T-Bill1, Bloomberg Commodity Index, and the FTSE EPRA NAREIT Developed Real Estate Net Index1. Because the asset allocation of the Fund changes over time with the Glidepath, the custom benchmark allocations also change over time. All indices are unmanaged.

S&P Target Date® 2015 Index**—The S&P Target Date Index series is comprised of 12 multi-asset class indices, each of which (with the exception of the S&P Target Date Retirement Income Index) corresponds to a particular retirement date. Each index provides varying levels of exposure to equities and fixed income. Each target date allocation is created and retired according to a predetermined schedule relative to the respective target date.

*The Prudential Day One 2015 Custom Benchmark is calculated by PGIM, Inc. and/or its affiliates with permission from S&P Dow Jones Indices LLC and/or its affiliates. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index, including the Prudential Day One 2015 Custom Benchmark, to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index, including the Prudential Day One 2015 Custom Benchmark, or the data included therein.

**The S&P Target Date 2015 Index is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by PGIM, Inc. and/or its affiliates. Copyright© 2021 S&P Dow Jones Indices LLC, a division of S&P Global, Inc.,

8	Visit our website at pgim.com/investments

and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

Presentation of Fund Holdings as of 1/31/21

Prudential Day One 2015 Fund Ten Largest Holdings	Asset Class	% of Net Assets
PGIM TIPS Fund (Class R6)	TIPS	22.3%
PGIM Total Return Bond Fund (Class R6)	Total Return Bond	16.1%
PGIM Core Conservative Bond Fund (Class R6)	Core Bond	13.7%
PGIM QMA Large-Cap Core Equity Fund (Class R6)	Large Cap	13.0%
PGIM QMA US Broad Market Index Fund (Class R6)	Broad Market	7.1%
PGIM QMA International Developed Markets Index Fund (Class R6)	International Developed Markets	5.7%
PGIM QMA Commodity Strategies Fund (Class R6)	Commodity	5.0%
PGIM Global Real Estate Fund (Class R6)	Real Estate	5.0%
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	Mid Cap	1.8%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	Small Cap	1.0%

Holdings reflect only long-term investments and are subject to change.

Prudential Day One Funds	9

Prudential Day One 2020 Fund

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 1/31/21	Average Annual Total Returns as of 1/31/21
	Six Months* (%)	One Year (%)	Since Inception (%)
Class R1	6.98	7.65	6.56 (12/13/16)
Class R2	7.13	7.99	6.81 (12/13/16)
Class R3	7.18	8.04	6.98 (12/13/16)
Class R4	7.27	8.23	7.10 (12/13/16)
Class R5	7.27	8.33	7.20 (12/13/16)
Class R6	7.36	8.42	7.26 (12/13/16)
Prudential Day One 2020 Custom Benchmark
	7.40	9.03	7.75
S&P Target Date 2020 Index
	7.88	9.76	8.48

*Not annualized

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Fund’s inception date.

10	Visit our website at pgim.com/investments

The average annual total returns take into account applicable charges and fees, which are described for each share class in the table below.

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum initial sales charge	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	None	None	None	None	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.50%	0.25%	0.10%	None	None	None
Shareholder service fee	0.10%*	0.10%*	0.10%*	0.10%*	None	None

*Shareholder service fee reflects maximum allowable fees under a shareholder services plan.

Benchmark Definitions

Prudential Day One 2020 Custom Benchmark*—The Prudential Day One 2020 Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 1500 Composite Index, FTSE Developed ex-North America Index1,2, MSCI Emerging Markets Net Index, Bloomberg Barclays US Treasury Inflation-Protected (TIPS) Index, Bloomberg Barclays US Aggregate Bond Index, FTSE 3-Month T-Bill1, Bloomberg Commodity Index, and the FTSE EPRA/NAREIT Developed Real Estate Net Index1. Because the asset allocation of the Fund changes over time with the Glidepath, the custom benchmark allocations also change over time. All indices are unmanaged.

S&P Target Date® 2020 Index**— The S&P Target Date Index series is comprised of 12 multi-asset class indices, each of which (with the exception of the S&P Target Date Retirement Income Index) corresponds to a particular retirement date. Each index provides varying levels of exposure to equities and fixed income. Each target date allocation is created and retired according to a predetermined schedule relative to the respective target date.

*The Prudential Day One 2020 Custom Benchmark is calculated by PGIM, Inc. and/or its affiliates with permission from S&P Dow Jones Indices LLC and/or its affiliates. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index, including the Prudential Day One 2020 Custom Benchmark, to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index, including the Prudential Day One 2020 Custom Benchmark, or the data included therein.

**The S&P Target Date 2020 Index is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by PGIM, Inc. and/or its affiliates. Copyright© 2021 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its

Prudential Day One Funds	11

Prudential Day One 2020 Fund

Your Fund’s Performance (continued)

affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

Presentation of Fund Holdings as of 1/31/21

Prudential Day One 2020 Fund Ten Largest Holdings	Asset Class	% of Net Assets
PGIM TIPS Fund (Class R6)	TIPS	20.5%
PGIM QMA Large-Cap Core Equity Fund (Class R6)	Large Cap	15.6%
PGIM Total Return Bond Fund (Class R6)	Total Return Bond	15.3%
PGIM Core Conservative Bond Fund (Class R6)	Core Bond	12.3%
PGIM QMA US Broad Market Index Fund (Class R6)	Broad Market	8.3%
PGIM QMA International Developed Markets Index Fund (Class R6)	International Developed Markets	6.7%
PGIM QMA Commodity Strategies Fund (Class R6)	Commodity	5.0%
PGIM Global Real Estate Fund (Class R6)	Real Estate	5.0%
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	Mid Cap	2.0%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	Small Cap	1.0%

Holdings reflect only long-term investments and are subject to change.

12	Visit our website at pgim.com/investments

Prudential Day One 2025 Fund

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 1/31/21	Average Annual Total Returns as of 1/31/21
	Six Months* (%)	One Year (%)	Since Inception (%)
Class R1	7.80	8.19	7.02 (12/13/16)
Class R2	7.95	8.43	7.29 (12/13/16)
Class R3	8.09	8.66	7.47 (12/13/16)
Class R4	8.09	8.67	7.55 (12/13/16)
Class R5	8.10	8.77	7.65 (12/13/16)
Class R6	8.23	8.91	7.84 (12/13/16)
Prudential Day One 2025 Custom Benchmark
	8.26	9.56	8.39
S&P Target Date 2025 Index
	9.85	11.07	9.34

*Not annualized

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Fund’s inception date.

Prudential Day One Funds	13

Prudential Day One 2025 Fund

Your Fund’s Performance (continued)

The average annual total returns take into account applicable charges and fees, which are described for each share class in the table below.

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum initial sales charge	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	None	None	None	None	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.50%	0.25%	0.10%	None	None	None
Shareholder service fee	0.10%*	0.10%*	0.10%*	0.10%*	None	None

*Shareholder service fee reflects maximum allowable fees under a shareholder services plan.

Benchmark Definitions

Prudential Day One 2025 Custom Benchmark*—The Prudential Day One 2025 Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 1500 Composite Index, FTSE Developed ex-North America Index,1,2, MSCI Emerging Markets Net Index, Bloomberg Barclays US Treasury Inflation-Protected (TIPS) Index, Bloomberg Barclays US Aggregate Bond Index, FTSE 3-Month T-Bill1, Bloomberg Commodity Index, and the FTSE EPRA/NAREIT Developed Real Estate Net Index1. Because the asset allocation of the Fund changes over time with the Glidepath, the custom benchmark allocations also change over time. All indices are unmanaged.

S&P Target Date® 2025 Index**—The S&P Target Date Index series is comprised of 12 multi-asset class indices, each of which (with the exception of the S&P Target Date Retirement Income Index) corresponds to a particular retirement date. Each index provides varying levels of exposure to equities and fixed income. Each target date allocation is created and retired according to a predetermined schedule relative to the respective target date.

*The Prudential Day One 2025 Custom Benchmark is calculated by PGIM, Inc. and/or its affiliates with permission from S&P Dow Jones Indices LLC and/or its affiliates. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index, including the Prudential Day One 2025 Custom Benchmark, to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index, including the Prudential Day One 2025 Custom Benchmark, or the data included therein.

**The S&P Target Date 2025 Index is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by PGIM, Inc. and/or its affiliates. Copyright© 2021 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its

14	Visit our website at pgim.com/investments

affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

Presentation of Fund Holdings as of 1/31/21

Prudential Day One 2025 Fund Ten Largest Holdings	Asset Class	% of Net Assets
PGIM TIPS Fund (Class R6)	TIPS	19.3%
PGIM QMA Large-Cap Core Equity Fund (Class R6)	Large Cap	18.8%
PGIM Total Return Bond Fund (Class R6)	Total Return Bond	15.1%
PGIM QMA US Broad Market Index Fund (Class R6)	Broad Market	9.1%
PGIM Core Conservative Bond Fund (Class R6)	Core Bond	8.9%
PGIM QMA International Developed Markets Index Fund (Class R6)	International Developed Markets	8.5%
PGIM QMA Commodity Strategies Fund (Class R6)	Commodity	5.0%
PGIM Global Real Estate Fund (Class R6)	Real Estate	5.0%
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	Mid Cap	2.0%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	Small Cap	1.0%

Holdings reflect only long-term investments and are subject to change.

Prudential Day One Funds	15

Prudential Day One 2030 Fund

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 1/31/21	Average Annual Total Returns as of 1/31/21
	Six Months* (%)	One Year (%)	Since Inception (%)
Class R1	9.81	9.33	8.22 (12/13/16)
Class R2	9.96	9.67	8.49 (12/13/16)
Class R3	10.02	9.73	8.63 (12/13/16)
Class R4	10.12	9.93	8.72 (12/13/16)
Class R5	10.11	10.02	8.85 (12/13/16)
Class R6	10.16	10.16	9.03 (12/13/16)
Prudential Day One 2030 Custom Benchmark
	10.25	11.07	9.83
S&P Target Date 2030 Index
	11.70	12.11	10.08

*Not annualized

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Fund’s inception date.

16	Visit our website at pgim.com/investments

The average annual total returns take into account applicable charges and fees, which are described for each share class in the table below.

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum initial sales charge	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	None	None	None	None	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.50%	0.25%	0.10%	None	None	None
Shareholder service fee	0.10%*	0.10%*	0.10%*	0.10%*	None	None

*Shareholder service fee reflects maximum allowable fees under a shareholder services plan.

Benchmark Definitions

Prudential Day One 2030 Custom Benchmark*—The Prudential Day One 2030 Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 1500 Composite Index, FTSE Developed ex-North America Index1,2, MSCI Emerging Markets Net Index, Bloomberg Barclays US Treasury Inflation-Protected (TIPS) Index, Bloomberg Barclays US Aggregate Bond Index, FTSE 3-Month T-Bill1, Bloomberg Commodity Index, and the FTSE EPRA/NAREIT Developed Real Estate Net Index1. Because the asset allocation of the Fund changes over time with the Glidepath, the custom benchmark allocations also change over time. All indices are unmanaged.

S&P Target Date® 2030 Index**—The S&P Target Date Index series is comprised of 12 multi-asset class indices, each of which (with the exception of the S&P Target Date Retirement Income Index) corresponds to a particular retirement date. Each index provides varying levels of exposure to equities and fixed income. Each target date allocation is created and retired according to a predetermined schedule relative to the respective target date.

*The Prudential Day One 2030 Custom Benchmark is calculated by PGIM, Inc. and/or its affiliates with permission from S&P Dow Jones Indices LLC and/or its affiliates. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index, including the Prudential Day One 2030 Custom Benchmark, to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index, including the Prudential Day One 2030 Custom Benchmark, or the data included therein.

**The S&P Target Date 2030 Index is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by PGIM, Inc. and/or its affiliates. Copyright© 2021 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its

Prudential Day One Funds	17

Prudential Day One 2030 Fund

Your Fund’s Performance (continued)

affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

Presentation of Fund Holdings as of 1/31/21

Prudential Day One 2030 Fund Ten Largest Holdings	Asset Class	% of Net Assets
PGIM QMA Large-Cap Core Equity Fund (Class R6)	Large Cap	21.1%
PGIM TIPS Fund (Class R6)	TIPS	14.3%
PGIM Total Return Bond Fund (Class R6)	Total Return Bond	13.5%
PGIM QMA US Broad Market Index Fund (Class R6)	Broad Market	12.4%
PGIM QMA International Developed Markets Index Fund (Class R6)	International Developed Markets	10.5%
PGIM Core Conservative Bond Fund (Class R6)	Core Bond	6.5%
PGIM Global Real Estate Fund (Class R6)	Real Estate	5.0%
PGIM QMA Commodity Strategies Fund (Class R6)	Commodity	4.2%
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	Mid Cap	3.6%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	Small Cap	1.8%

Holdings reflect only long-term investments and are subject to change.

18	Visit our website at pgim.com/investments

Prudential Day One 2035 Fund

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 1/31/21	Average Annual Total Returns as of 1/31/21
	Six Months* (%)	One Year (%)	Since Inception (%)
Class R1	11.77	10.90	8.91 (12/13/16)
Class R2	11.92	11.25	9.17 (12/13/16)
Class R3	12.05	11.37	9.36 (12/13/16)
Class R4	12.14	11.56	9.48 (12/13/16)
Class R5	12.15	11.67	9.56 (12/13/16)
Class R6	12.21	11.72	9.72 (12/13/16)
Prudential Day One 2035 Custom Benchmark
	12.28	12.72	10.93
S&P Target Date 2035 Index
	13.76	13.35	10.83

*Not annualized

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Fund’s inception date.

Prudential Day One Funds	19

Prudential Day One 2035 Fund

Your Fund’s Performance (continued)

The average annual total returns take into account applicable charges and fees, which are described for each share class in the table below.

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum initial sales charge	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	None	None	None	None	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.50%	0.25%	0.10%	None	None	None
Shareholder service fee	0.10%*	0.10%*	0.10%*	0.10%*	None	None

*Shareholder service fee reflects maximum allowable fees under a shareholder services plan.

Benchmark Definitions

Prudential Day One 2035 Custom Benchmark*—The Prudential Day One 2035 Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 1500 Composite Index, FTSE Developed ex-North America Index1,2, MSCI Emerging Markets Net Index, Bloomberg Barclays US Treasury Inflation-Protected (TIPS) Index, Bloomberg Barclays US Aggregate Bond Index, FTSE 3-Month T-Bill1, Bloomberg Commodity Index, and the FTSE EPRA/NAREIT Developed Real Estate Net Index1. Because the asset allocation of the Fund changes over time with the Glidepath, the custom benchmark allocations also change over time. All indices are unmanaged.

S&P Target Date® 2035 Index**—The S&P Target Date Index series is comprised of 12 multi-asset class indices, each of which (with the exception of the S&P Target Date Retirement Income Index) corresponds to a particular retirement date. Each index provides varying levels of exposure to equities and fixed income. Each target date allocation is created and retired according to a predetermined schedule relative to the respective target date.

*The Prudential Day One 2035 Custom Benchmark is calculated by PGIM, Inc. and/or its affiliates with permission from S&P Dow Jones Indices LLC and/or its affiliates. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index, including the Prudential Day One 2035 Custom Benchmark, to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index, including the Prudential Day One 2035 Custom Benchmark, or the data included therein.

**The S&P Target Date 2035 Index is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by PGIM, Inc. and/or its affiliates. Copyright© 2021 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its

20	Visit our website at pgim.com/investments

affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

Presentation of Fund Holdings as of 1/31/21

Prudential Day One 2035 Fund Ten Largest Holdings	Asset Class	% of Net Assets
PGIM QMA Large-Cap Core Equity Fund (Class R6)	Large Cap	25.4%
PGIM QMA US Broad Market Index Fund (Class R6)	Broad Market	14.9%
PGIM QMA International Developed Markets Index Fund (Class R6)	International Developed Markets	13.3%
PGIM Total Return Bond Fund (Class R6)	Total Return Bond	10.7%
PGIM TIPS Fund (Class R6)	TIPS	9.9%
PGIM Core Conservative Bond Fund (Class R6)	Core Bond	5.3%
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	Mid Cap	4.8%
PGIM Global Real Estate Fund (Class R6)	Real Estate	4.2%
PGIM QMA Commodity Strategies Fund (Class R6)	Commodity	4.0%
PGIM QMA Emerging Markets Equity Fund (Class R6)	Emerging Markets	2.8%

Holdings reflect only long-term investments and are subject to change.

Prudential Day One Funds	21

Prudential Day One 2040 Fund

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 1/31/21	Average Annual Total Returns as of 1/31/21
	Six Months* (%)	One Year (%)	Since Inception (%)
Class R1	13.45	11.61	9.35 (12/13/16)
Class R2	13.50	11.86	9.61 (12/13/16)
Class R3	13.63	12.08	9.80 (12/13/16)
Class R4	13.63	12.08	9.90 (12/13/16)
Class R5	13.73	12.28	10.01 (12/13/16)
Class R6	13.88	12.42	10.18 (12/13/16)
Prudential Day One 2040 Custom Benchmark
	13.56	13.50	11.53
S&P Target Date 2040 Index
	15.22	14.23	11.36

*Not annualized

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Fund’s inception date.

22	Visit our website at pgim.com/investments

The average annual total returns take into account applicable charges and fees, which are described for each share class in the table below.

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum initial sales charge	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	None	None	None	None	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.50%	0.25%	0.10%	None	None	None
Shareholder service fee	0.10%*	0.10%*	0.10%*	0.10%*	None	None

*Shareholder service fee reflects maximum allowable fees under a shareholder services plan.

Benchmark Definitions

Prudential Day One 2040 Custom Benchmark*—The Prudential Day One 2040 Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 1500 Composite Index, FTSE Developed ex-North America Index1,2, MSCI Emerging Markets Net Index, Bloomberg Barclays US Treasury Inflation-Protected (TIPS) Index, Bloomberg Barclays US Aggregate Bond Index, FTSE 3-Month T-Bill1, Bloomberg Commodity Index, and the FTSE EPRA/NAREIT Developed Real Estate Net Index1. Because the asset allocation of the Fund changes over time with the Glidepath, the custom benchmark allocations also change over time. All indices are unmanaged.

S&P Target Date® 2040 Index**—The S&P Target Date Index series is comprised of 12 multi-asset class indices, each of which (with the exception of the S&P Target Date Retirement Income Index) corresponds to a particular retirement date. Each index provides varying levels of exposure to equities and fixed income. Each target date allocation is created and retired according to a predetermined schedule relative to the respective target date.

*The Prudential Day One 2040 Custom Benchmark is calculated by PGIM, Inc. and/or its affiliates with permission from S&P Dow Jones Indices LLC and/or its affiliates. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index, including the Prudential Day One 2040 Custom Benchmark, to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index, including the Prudential Day One 2040 Custom Benchmark, or the data included therein.

**The S&P Target Date 2040 Index is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by PGIM, Inc. and/or its affiliates. Copyright© 2021 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its

Prudential Day One Funds	23

Prudential Day One 2040 Fund

Your Fund’s Performance (continued)

affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

Presentation of Fund Holdings as of 1/31/21

Prudential Day One 2040 Fund Ten Largest Holdings	Asset Class	% of Net Assets
PGIM QMA Large-Cap Core Equity Fund (Class R6)	Large Cap	24.6%
PGIM QMA US Broad Market Index Fund (Class R6)	Broad Market	16.4%
PGIM QMA International Developed Markets Index Fund (Class R6)	International Developed Markets	15.5%
PGIM Total Return Bond Fund (Class R6)	Total Return Bond	8.5%
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	Mid Cap	7.3%
PGIM TIPS Fund (Class R6)	TIPS	6.7%
PGIM QMA Emerging Markets Equity Fund (Class R6)	Emerging Markets	4.5%
PGIM Core Conservative Bond Fund (Class R6)	Core Bond	4.3%
PGIM QMA Commodity Strategies Fund (Class R6)	Commodity	4.1%
PGIM Global Real Estate Fund (Class R6)	Real Estate	4.0%

Holdings reflect only long-term investments and are subject to change.

24	Visit our website at pgim.com/investments

Prudential Day One 2045 Fund

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 1/31/21	Average Annual Total Returns as of 1/31/21
	Six Months* (%)	One Year (%)	Since Inception (%)
Class R1	14.78	12.40	9.68 (12/13/16)
Class R2	14.91	12.73	9.96 (12/13/16)
Class R3	14.97	12.88	10.11 (12/13/16)
Class R4	15.07	12.98	10.23 (12/13/16)
Class R5	15.06	13.07	10.34 (12/13/16)
Class R6	15.19	13.30	10.54 (12/13/16)
Prudential Day One 2045 Custom Benchmark
	14.62	14.08	11.92
S&P Target Date 2045 Index
	16.08	14.68	11.66

*Not annualized

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Fund’s inception date.

Prudential Day One Funds	25

Prudential Day One 2045 Fund

Your Fund’s Performance (continued)

The average annual total returns take into account applicable charges and fees, which are described for each share class in the table below.

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum initial sales charge	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	None	None	None	None	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.50%	0.25%	0.10%	None	None	None
Shareholder service fee	0.10%*	0.10%*	0.10%*	0.10%*	None	None

*Shareholder service fee reflects maximum allowable fees under a shareholder services plan.

Benchmark Definitions

Prudential Day One 2045 Custom Benchmark*—The Prudential Day One 2045 Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 1500 Composite Index, FTSE Developed ex-North America Index1,2, MSCI Emerging Markets Net Index, Bloomberg Barclays US Treasury Inflation-Protected (TIPS) Index, Bloomberg Barclays US Aggregate Bond Index, FTSE 3-Month T-Bill1, Bloomberg Commodity Index, and the FTSE EPRA/NAREIT Developed Real Estate Net Index1. Because the asset allocation of the Fund changes over time with the Glidepath, the custom benchmark allocations also change over time. All indices are unmanaged.

S&P Target Date® 2045 Index**—The S&P Target Date Index series is comprised of 12 multi-asset class indices, each of which (with the exception of the S&P Target Date Retirement Income Index) corresponds to a particular retirement date. Each index provides varying levels of exposure to equities and fixed income. Each target date allocation is created and retired according to a predetermined schedule relative to the respective target date.

*The Prudential Day One 2045 Custom Benchmark is calculated by PGIM, Inc. and/or its affiliates with permission from S&P Dow Jones Indices LLC and/or its affiliates. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index, including the Prudential Day One 2045 Custom Benchmark, to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index, including the Prudential Day One 2045 Custom Benchmark, or the data included therein.

**The S&P Target Date 2045 Index is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by PGIM, Inc. and/or its affiliates. Copyright© 2021 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its

26	Visit our website at pgim.com/investments

affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

Presentation of Fund Holdings as of 1/31/21

Prudential Day One 2045 Fund Ten Largest Holdings	Asset Class	% of Net Assets
PGIM QMA Large-Cap Core Equity Fund (Class R6)	Large Cap	25.5%
PGIM QMA International Developed Markets Index Fund (Class R6)	International Developed Markets	18.3%
PGIM QMA US Broad Market Index Fund (Class R6)	Broad Market	16.9%
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	Mid Cap	8.8%
PGIM Total Return Bond Fund (Class R6)	Total Return Bond	8.1%
PGIM QMA Emerging Markets Equity Fund (Class R6)	Emerging Markets	5.7%
PGIM Global Real Estate Fund (Class R6)	Real Estate	4.0%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	Small Cap	3.8%
PGIM QMA Commodity Strategies Fund (Class R6)	Commodity	3.3%
PGIM TIPS Fund (Class R6)	TIPS	3.1%

Holdings reflect only long-term investments and are subject to change.

Prudential Day One Funds	27

Prudential Day One 2050 Fund

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 1/31/21	Average Annual Total Returns as of 1/31/21
	Six Months* (%)	One Year (%)	Since Inception (%)
Class R1	15.32	12.58	9.69 (12/13/16)
Class R2	15.55	12.90	9.96 (12/13/16)
Class R3	15.58	13.04	10.13 (12/13/16)
Class R4	15.62	13.16	10.19 (12/13/16)
Class R5	15.68	13.33	10.36 (12/13/16)
Class R6	15.72	13.47	10.55 (12/13/16)
Prudential Day One 2050 Custom Benchmark
	15.19	14.38	12.17
S&P Target Date 2050 Index
	16.56	15.00	11.88

*Not annualized

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Fund’s inception date.

28	Visit our website at pgim.com/investments

The average annual total returns take into account applicable charges and fees, which are described for each share class in the table below.

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum initial sales charge	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	None	None	None	None	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.50%	0.25%	0.10%	None	None	None
Shareholder service fee	0.10%*	0.10%*	0.10%*	0.10%*	None	None

*Shareholder service fee reflects maximum allowable fees under a shareholder services plan.

Benchmark Definitions

Prudential Day One 2050 Custom Benchmark*—The Prudential Day One 2050 Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 1500 Composite Index, FTSE Developed ex-North America Index1,2, MSCI Emerging Markets Net Index, Bloomberg Barclays US Treasury Inflation-Protected (TIPS) Index, Bloomberg Barclays US Aggregate Bond Index, FTSE 3-Month T-Bill1, Bloomberg Commodity Index, and the FTSE EPRA/NAREIT Developed Real Estate Net Index1. Because the asset allocation of the Fund changes over time with the Glidepath, the custom benchmark allocations also change over time. All indices are unmanaged.

S&P Target Date® 2050 Index**—The S&P Target Date Index series is comprised of 12 multi-asset class indices, each of which (with the exception of the S&P Target Date Retirement Income Index) corresponds to a particular retirement date. Each index provides varying levels of exposure to equities and fixed income. Each target date allocation is created and retired according to a predetermined schedule relative to the respective target date.

*The Prudential Day One 2050 Custom Benchmarkis calculated by PGIM, Inc. and/or its affiliates with permission from S&P Dow Jones Indices LLC and/or its affiliates. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index, including the Prudential Day One 2050 Custom Benchmark, to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index, including the Prudential Day One 2050 Custom Benchmark, or the data included therein.

**The S&P Target Date 2050 Index is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by PGIM, Inc. and/or its affiliates. Copyright© 2021 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its

Prudential Day One Funds	29

Prudential Day One 2050 Fund

Your Fund’s Performance (continued)

affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

Presentation of Fund Holdings as of 1/31/21

Prudential Day One 2050 Fund Ten Largest Holdings	Asset Class	% of Net Assets
PGIM QMA Large-Cap Core Equity Fund (Class R6)	Large Cap	26.4%
PGIM QMA International Developed Markets Index Fund (Class R6)	International Developed Markets	19.7%
PGIM QMA US Broad Market Index Fund (Class R6)	Broad Market	17.4%
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	Mid Cap	9.0%
PGIM Total Return Bond Fund (Class R6)	Total Return Bond	7.3%
PGIM QMA Emerging Markets Equity Fund (Class R6)	Emerging Markets	6.7%
PGIM Global Real Estate Fund (Class R6)	Real Estate	4.0%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	Small Cap	4.0%
PGIM QMA Commodity Strategies Fund (Class R6)	Commodity	3.0%
PGIM Core Conservative Bond Fund (Class R6)	Core Bond	1.2%

Holdings reflect only long-term investments and are subject to change.

30	Visit our website at pgim.com/investments

Prudential Day One 2055 Fund

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 1/31/21	Average Annual Total Returns as of 1/31/21
	Six Months* (%)	One Year (%)	Since Inception (%)
Class R1	16.29	13.20	10.03 (12/13/16)
Class R2	16.33	13.44	10.30 (12/13/16)
Class R3	16.48	13.58	10.45 (12/13/16)
Class R4	16.47	13.68	10.57 (12/13/16)
Class R5	16.66	13.86	10.70 (12/13/16)
Class R6	16.72	14.02	10.85 (12/13/16)
Prudential Day One 2055 Custom Benchmark
	15.82	14.64	12.34
S&P Target Date 2055 Index
	16.76	15.02	11.97

*Not annualized

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Fund’s inception date.

Prudential Day One Funds	31

Prudential Day One 2055 Fund

Your Fund’s Performance (continued)

The average annual total returns take into account applicable charges and fees, which are described for each share class in the table below.

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum initial sales charge	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	None	None	None	None	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.50%	0.25%	0.10%	None	None	None
Shareholder service fee	0.10%*	0.10%*	0.10%*	0.10%*	None	None

*Shareholder service fee reflects maximum allowable fees under a shareholder services plan.

Benchmark Definitions

Prudential Day One 2055 Custom Benchmark*—The Prudential Day One 2055 Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 1500 Composite Index, FTSE Developed ex-North America Index1,2, MSCI Emerging Markets Net Index, Bloomberg Barclays US Treasury Inflation-Protected (TIPS) Index, Bloomberg Barclays US Aggregate Bond Index, FTSE 3-Month T-Bill1, Bloomberg Commodity Index, and the FTSE EPRA/NAREIT Developed Real Estate Net Index1. Because the asset allocation of the Fund changes over time with the Glidepath, the custom benchmark allocations also change over time. All indices are unmanaged.

S&P Target Date® 2055 Index**—The S&P Target Date Index series is comprised of 12 multi-asset class indices, each of which (with the exception of the S&P Target Date Retirement Income Index) corresponds to a particular retirement date. Each index provides varying levels of exposure to equities and fixed income. Each target date allocation is created and retired according to a predetermined schedule relative to the respective target date.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

*The Prudential Day One 2055 Custom Benchmark is calculated by PGIM, Inc. and/or its affiliates with permission from S&P Dow Jones Indices LLC and/or its affiliates. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index, including the Prudential Day One 2055 Custom Benchmark, to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index, including the Prudential Day One 2055 Custom Benchmark, or the data included therein.

32	Visit our website at pgim.com/investments

**The S&P Target Date 2055 Index is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by PGIM, Inc. and/or its affiliates. Copyright© 2021 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC.

Presentation of Fund Holdings as of 1/31/21

Prudential Day One 2055 Fund Top Largest Holdings	Asset Class	% of Net Assets
PGIM QMA Large-Cap Core Equity Fund (Class R6)	Large Cap	25.7%
PGIM QMA International Developed Markets Index Fund (Class R6)	International Developed Markets	21.5%
PGIM QMA US Broad Market Index Fund (Class R6)	Broad Market	16.7%
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	Mid Cap	9.8%
PGIM QMA Emerging Markets Equity Fund (Class R6)	Emerging Markets	7.7%
PGIM Total Return Bond Fund (Class R6)	Total Return Bond	6.7%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	Small Cap	4.8%
PGIM Global Real Estate Fund (Class R6)	Real Estate	4.0%
PGIM QMA Commodity Strategies Fund (Class R6)	Commodity	3.0%

Holdings reflect only long-term investments and are subject to change.

Prudential Day One Funds	33

Prudential Day One 2060 Fund

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 1/31/21	Average Annual Total Returns as of 1/31/21
	Six Months* (%)	One Year (%)	Since Inception (%)
Class R1	16.83	13.56	9.93 (12/13/16)
Class R2	16.96	13.80	10.20 (12/13/16)
Class R3	17.08	14.02	10.39 (12/13/16)
Class R4	17.18	14.12	10.49 (12/13/16)
Class R5	17.17	14.21	10.60 (12/13/16)
Class R6	17.28	14.41	10.75 (12/13/16)
Prudential Day One 2060 Custom Benchmark
	16.50	14.94	12.46
S&P Target Date 2060+ Index
	16.77	15.15	12.13

*Not annualized

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Fund’s inception date.

34	Visit our website at pgim.com/investments

The average annual total returns take into account applicable charges and fees, which are described for each share class in the table below.

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum initial sales charge	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	None	None	None	None	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.50%	0.25%	0.10%	None	None	None
Shareholder service fee	0.10%*	0.10%*	0.10%*	0.10%*	None	None

*Shareholder service fee reflects maximum allowable fees under a shareholder services plan.

Benchmark Definitions

Prudential Day One 2060 Custom Benchmark*—The Prudential Day One 2060 Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 1500 Composite Index, FTSE Developed ex-North America Index1,2, MSCI Emerging Markets Net Index, Bloomberg Barclays US Treasury Inflation-Protected (TIPS) Index, Bloomberg Barclays US Aggregate Bond Index, FTSE 3-Month T-Bill1, Bloomberg Commodity Index, and the FTSE EPRA/NAREIT Developed Real Estate Net Index1. Because the asset allocation of the Fund changes over time with the Glidepath, the custom benchmark allocations also change over time. All indices are unmanaged.

S&P Target Date® 2060+ Index**—The S&P Target Date Index series is comprised of 12 multi-asset class indices, each of which (with the exception of the S&P Target Date Retirement Income Index) corresponds to a particular retirement date. Each index provides varying levels of exposure to equities and fixed income. Each target date allocation is created and retired according to a predetermined schedule relative to the respective target date.

*The Prudential Day One 2060 Custom Benchmark is calculated by PGIM, Inc. and/or its affiliates with permission from S&P Dow Jones Indices LLC and/or its affiliates. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index, including the Prudential Day One 2060 Custom Benchmark, to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index, including the Prudential Day One 2060 Custom Benchmark, or the data included therein.

**The S&P Target Date 2060+ Index is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by PGIM, Inc. and/or its affiliates. Copyright© 2021 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its

Prudential Day One Funds	35

Prudential Day One 2060 Fund

Your Fund’s Performance (continued)

affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC.

Investors cannot invest directly in an index. The returns for the Indexes, would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

Presentation of Fund Holdings as of 1/31/21

Prudential Day One 2060 Fund Top Largest Holdings	Asset Class	% of Net Assets
PGIM QMA Large-Cap Core Equity Fund (Class R6)	Large Cap	25.5%
PGIM QMA International Developed Markets Index Fund (Class R6)	International Developed Markets	22.7%
PGIM QMA US Broad Market Index Fund (Class R6)	Broad Market	16.5%
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	Mid Cap	10.0%
PGIM QMA Emerging Markets Equity Fund (Class R6)	Emerging Markets	8.7%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	Small Cap	5.0%
PGIM Total Return Bond Fund (Class R6)	Total Return Bond	4.5%
PGIM Global Real Estate Fund (Class R6)	Real Estate	4.0%
PGIM QMA Commodity Strategies Fund (Class R6)	Commodity	3.0%

Holdings reflect only long-term investments and are subject to change.

36	Visit our website at pgim.com/investments

Prudential Day One 2065 Fund

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 1/31/21	Average Annual Total Returns as of 1/31/21
	Six Months* (%)	One Year (%)	Since Inception (%)
Class R1	17.05	13.48	10.90 (12/16/19)
Class R2	17.15	13.83	11.20 (12/16/19)
Class R3	17.18	13.98	11.34 (12/16/19)
Class R4	17.29	14.07	11.43 (12/16/19)
Class R5	17.37	14.27	11.60 (12/16/19)
Class R6	17.40	14.42	11.74 (12/16/19)
Prudential Day One 2065 Custom Benchmark
	16.71	14.99	12.43
S&P Target Date 2060+ Index
	16.77	15.15	12.69

*Not annualized

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Fund’s inception date.

Prudential Day One Funds	37

Prudential Day One 2065 Fund

Your Fund’s Performance (continued)

The average annual total returns take into account applicable charges and fees, which are described for each share class in the table below.

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Maximum initial sales charge	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	None	None	None	None	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.50%	0.25%	0.10%	None	None	None
Shareholder service fee	0.10%*	0.10%*	0.10%*	0.10%*	None	None

*Shareholder service fee reflects maximum allowable fees under a shareholder services plan.

Benchmark Definitions

Prudential Day One 2065 Custom Benchmark*—The Prudential Day One 2065 Custom Benchmark reflects the normal weighted average of the underlying funds’ stock/non-traditional assets/bond/cash allocation, as represented by the S&P 1500 Composite Index, FTSE Developed ex-North America Index,1,2, MSCI Emerging Markets Net Index, Bloomberg Barclays US Treasury Inflation-Protected (TIPS) Index, Bloomberg Barclays US Aggregate Bond Index, FTSE 3-Month T-Bill1, Bloomberg Commodity Index, and the FTSE EPRA/NAREIT Developed Real Estate Net Index1. Because the asset allocation of the Fund changes over time with the Glidepath, the custom benchmark allocations also change over time. All indices are unmanaged.

S&P Target Date® 2060+ Index**—The S&P Target Date Index series is comprised of 12 multi-asset class indices, each of which (with the exception of the S&P Target Date Retirement Income Index) corresponds to a particular retirement date. Each index provides varying levels of exposure to equities and fixed income. Each target date allocation is created and retired according to a predetermined schedule relative to the respective target date.

*The Prudential Day One 2065 Custom Benchmark is calculated by PGIM, Inc. and/or its affiliates with permission from S&P Dow Jones Indices LLC and/or its affiliates. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index, including the Prudential Day One 2065 Custom Benchmark, to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index, including the Prudential Day One 2065 Custom Benchmark, or the data included therein.

**The S&P Target Date 2060+ Index is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by PGIM, Inc. and/or its affiliates. Copyright© 2021 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of

38	Visit our website at pgim.com/investments

S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

1 Source: London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2018. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®” and “FTSE Russell®” are trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. “TMX®” is a trade mark of TSX, Inc. and used by the LSE Group under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

2 Effective 12/31/18, the Russell Developed ex-North America Large Cap Net Index was decommissioned and subsequently replaced with the FTSE Developed ex-North America Index. Historical returns for the Prudential Day One Custom Benchmarks, prior to 12/31/18, will not be re-stated.

Presentation of Fund Holdings as of 1/31/21

Prudential Day One 2065 Fund Top Largest Holdings	Asset Class	% of Net Assets
PGIM QMA Large-Cap Core Equity Fund (Class R6)	Large Cap	25.5%
PGIM QMA International Developed Markets Index Fund (Class R6)	International Developed Markets	23.9%
PGIM QMA US Broad Market Index Fund (Class R6)	Broad Market	16.5%
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	Mid Cap	10.0%
PGIM QMA Emerging Markets Equity Fund (Class R6)	Emerging Markets	8.9%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	Small Cap	5.0%
PGIM Global Real Estate Fund (Class R6)	Real Estate	4.0%
PGIM QMA Commodity Strategies Fund (Class R6)	Commodity	3.1%
PGIM Total Return Bond Fund (Class R6)	Total Return Bond	3.0%

Holdings reflect only long-term investments and are subject to change.

Prudential Day One Funds	39

Fees and Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 held through the six-month period ended January 31, 2021. These examples are for illustrative purposes only; you should consult the Fund’s Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Funds’ transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the tables on the following pages. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the tables, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Funds, that you own. You should consider the additional fees that were charged to your Fund

40	Visit our website at pgim.com/investments

account over the period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense tables. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Day One Income Fund		Beginning Account Value August 1, 2020	Ending Account Value January 31, 2021	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class R1	Actual	$1,000.00	$1,053.50	1.15%	$5.95
	Hypothetical	$1,000.00	$1,019.41	1.15%	$5.85
Class R2	Actual	$1,000.00	$1,055.00	0.90%	$4.66
	Hypothetical	$1,000.00	$1,020.67	0.90%	$4.58
Class R3	Actual	$1,000.00	$1,056.80	0.75%	$3.89
	Hypothetical	$1,000.00	$1,021.42	0.75%	$3.82
Class R4	Actual	$1,000.00	$1,057.30	0.65%	$3.37
	Hypothetical	$1,000.00	$1,021.93	0.65%	$3.31
Class R5	Actual	$1,000.00	$1,057.00	0.55%	$2.85
	Hypothetical	$1,000.00	$1,022.43	0.55%	$2.80
Class R6	Actual	$1,000.00	$1,057.70	0.40%	$2.07
	Hypothetical	$1,000.00	$1,023.19	0.40%	$2.04

Prudential Day One Funds	41

Fees and Expenses (continued)

Prudential Day One 2015 Fund		Beginning Account Value August 1, 2020	Ending Account Value January 31, 2021	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class R1	Actual	$1,000.00	$1,062.30	1.15%	$5.98
	Hypothetical	$1,000.00	$1,019.41	1.15%	$5.85
Class R2	Actual	$1,000.00	$1,063.80	0.90%	$4.68
	Hypothetical	$1,000.00	$1,020.67	0.90%	$4.58
Class R3	Actual	$1,000.00	$1,064.30	0.75%	$3.90
	Hypothetical	$1,000.00	$1,021.42	0.75%	$3.82
Class R4	Actual	$1,000.00	$1,063.50	0.65%	$3.38
	Hypothetical	$1,000.00	$1,021.93	0.65%	$3.31
Class R5	Actual	$1,000.00	$1,064.40	0.55%	$2.86
	Hypothetical	$1,000.00	$1,022.43	0.55%	$2.80
Class R6	Actual	$1,000.00	$1,065.90	0.40%	$2.08
	Hypothetical	$1,000.00	$1,023.19	0.40%	$2.04

Prudential Day One 2020 Fund		Beginning Account Value August 1, 2020	Ending Account Value January 31, 2021	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class R1	Actual	$1,000.00	$1,069.80	1.15%	$6.00
	Hypothetical	$1,000.00	$1,019.41	1.15%	$5.85
Class R2	Actual	$1,000.00	$1,071.30	0.90%	$4.70
	Hypothetical	$1,000.00	$1,020.67	0.90%	$4.58
Class R3	Actual	$1,000.00	$1,071.80	0.75%	$3.92
	Hypothetical	$1,000.00	$1,021.42	0.75%	$3.82
Class R4	Actual	$1,000.00	$1,072.70	0.65%	$3.40
	Hypothetical	$1,000.00	$1,021.93	0.65%	$3.31
Class R5	Actual	$1,000.00	$1,072.70	0.55%	$2.87
	Hypothetical	$1,000.00	$1,022.43	0.55%	$2.80
Class R6	Actual	$1,000.00	$1,073.60	0.40%	$2.09
	Hypothetical	$1,000.00	$1,023.19	0.40%	$2.04

42	Visit our website at pgim.com/investments

Prudential Day One 2025 Fund		Beginning Account Value August 1, 2020	Ending Account Value January 31, 2021	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class R1	Actual	$1,000.00	$1,078.00	1.15%	$6.02
	Hypothetical	$1,000.00	$1,019.41	1.15%	$5.85
Class R2	Actual	$1,000.00	$1,079.50	0.90%	$4.72
	Hypothetical	$1,000.00	$1,020.67	0.90%	$4.58
Class R3	Actual	$1,000.00	$1,080.90	0.75%	$3.93
	Hypothetical	$1,000.00	$1,021.42	0.75%	$3.82
Class R4	Actual	$1,000.00	$1,080.90	0.65%	$3.41
	Hypothetical	$1,000.00	$1,021.93	0.65%	$3.31
Class R5	Actual	$1,000.00	$1,081.00	0.55%	$2.88
	Hypothetical	$1,000.00	$1,022.43	0.55%	$2.80
Class R6	Actual	$1,000.00	$1,082.30	0.40%	$2.10
	Hypothetical	$1,000.00	$1,023.19	0.40%	$2.04

Prudential Day One 2030 Fund		Beginning Account Value August 1, 2020	Ending Account Value January 31, 2021	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class R1	Actual	$1,000.00	$1,098.10	1.15%	$6.08
	Hypothetical	$1,000.00	$1,019.41	1.15%	$5.85
Class R2	Actual	$1,000.00	$1,099.60	0.90%	$4.76
	Hypothetical	$1,000.00	$1,020.67	0.90%	$4.58
Class R3	Actual	$1,000.00	$1,100.20	0.75%	$3.97
	Hypothetical	$1,000.00	$1,021.42	0.75%	$3.82
Class R4	Actual	$1,000.00	$1,101.20	0.65%	$3.44
	Hypothetical	$1,000.00	$1,021.93	0.65%	$3.31
Class R5	Actual	$1,000.00	$1,101.10	0.55%	$2.91
	Hypothetical	$1,000.00	$1,022.43	0.55%	$2.80
Class R6	Actual	$1,000.00	$1,101.60	0.40%	$2.12
	Hypothetical	$1,000.00	$1,023.19	0.40%	$2.04

Prudential Day One Funds	43

Fees and Expenses (continued)

Prudential Day One 2035 Fund		Beginning Account Value August 1, 2020	Ending Account Value January 31, 2021	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class R1	Actual	$1,000.00	$1,117.70	1.15%	$6.14
	Hypothetical	$1,000.00	$1,019.41	1.15%	$5.85
Class R2	Actual	$1,000.00	$1,119.20	0.90%	$4.81
	Hypothetical	$1,000.00	$1,020.67	0.90%	$4.58
Class R3	Actual	$1,000.00	$1,120.50	0.75%	$4.01
	Hypothetical	$1,000.00	$1,021.42	0.75%	$3.82
Class R4	Actual	$1,000.00	$1,121.40	0.65%	$3.48
	Hypothetical	$1,000.00	$1,021.93	0.65%	$3.31
Class R5	Actual	$1,000.00	$1,121.50	0.55%	$2.94
	Hypothetical	$1,000.00	$1,022.43	0.55%	$2.80
Class R6	Actual	$1,000.00	$1,122.10	0.40%	$2.14
	Hypothetical	$1,000.00	$1,023.19	0.40%	$2.04

Prudential Day One 2040 Fund		Beginning Account Value August 1, 2020	Ending Account Value January 31, 2021	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class R1	Actual	$1,000.00	$1,134.50	1.15%	$6.19
	Hypothetical	$1,000.00	$1,019.41	1.15%	$5.85
Class R2	Actual	$1,000.00	$1,135.00	0.90%	$4.84
	Hypothetical	$1,000.00	$1,020.67	0.90%	$4.58
Class R3	Actual	$1,000.00	$1,136.30	0.75%	$4.04
	Hypothetical	$1,000.00	$1,021.42	0.75%	$3.82
Class R4	Actual	$1,000.00	$1,136.30	0.65%	$3.50
	Hypothetical	$1,000.00	$1,021.93	0.65%	$3.31
Class R5	Actual	$1,000.00	$1,137.30	0.55%	$2.96
	Hypothetical	$1,000.00	$1,022.43	0.55%	$2.80
Class R6	Actual	$1,000.00	$1,138.80	0.40%	$2.16
	Hypothetical	$1,000.00	$1,023.19	0.40%	$2.04

44	Visit our website at pgim.com/investments

Prudential Day One 2045 Fund		Beginning Account Value August 1, 2020	Ending Account Value January 31, 2021	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class R1	Actual	$1,000.00	$1,147.80	1.15%	$6.23
	Hypothetical	$1,000.00	$1,019.41	1.15%	$5.85
Class R2	Actual	$1,000.00	$1,149.10	0.90%	$4.88
	Hypothetical	$1,000.00	$1,020.67	0.90%	$4.58
Class R3	Actual	$1,000.00	$1,149.70	0.75%	$4.06
	Hypothetical	$1,000.00	$1,021.42	0.75%	$3.82
Class R4	Actual	$1,000.00	$1,150.70	0.65%	$3.52
	Hypothetical	$1,000.00	$1,021.93	0.65%	$3.31
Class R5	Actual	$1,000.00	$1,150.60	0.55%	$2.98
	Hypothetical	$1,000.00	$1,022.43	0.55%	$2.80
Class R6	Actual	$1,000.00	$1,151.90	0.40%	$2.17
	Hypothetical	$1,000.00	$1,023.19	0.40%	$2.04

Prudential Day One 2050 Fund		Beginning Account Value August 1, 2020	Ending Account Value January 31, 2021	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class R1	Actual	$1,000.00	$1,153.20	1.15%	$6.24
	Hypothetical	$1,000.00	$1,019.41	1.15%	$5.85
Class R2	Actual	$1,000.00	$1,155.50	0.90%	$4.89
	Hypothetical	$1,000.00	$1,020.67	0.90%	$4.58
Class R3	Actual	$1,000.00	$1,155.80	0.75%	$4.08
	Hypothetical	$1,000.00	$1,021.42	0.75%	$3.82
Class R4	Actual	$1,000.00	$1,156.20	0.65%	$3.53
	Hypothetical	$1,000.00	$1,021.93	0.65%	$3.31
Class R5	Actual	$1,000.00	$1,156.80	0.55%	$2.99
	Hypothetical	$1,000.00	$1,022.43	0.55%	$2.80
Class R6	Actual	$1,000.00	$1,157.20	0.40%	$2.17
	Hypothetical	$1,000.00	$1,023.19	0.40%	$2.04

Prudential Day One Funds	45

Fees and Expenses (continued)

Prudential Day One 2055 Fund		Beginning Account Value August 1, 2020	Ending Account Value January 31, 2021	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class R1	Actual	$1,000.00	$1,162.90	1.15%	$6.27
	Hypothetical	$1,000.00	$1,019.41	1.15%	$5.85
Class R2	Actual	$1,000.00	$1,163.30	0.90%	$4.91
	Hypothetical	$1,000.00	$1,020.67	0.90%	$4.58
Class R3	Actual	$1,000.00	$1,164.80	0.75%	$4.09
	Hypothetical	$1,000.00	$1,021.42	0.75%	$3.82
Class R4	Actual	$1,000.00	$1,164.70	0.65%	$3.55
	Hypothetical	$1,000.00	$1,021.93	0.65%	$3.31
Class R5	Actual	$1,000.00	$1,166.60	0.55%	$3.00
	Hypothetical	$1,000.00	$1,022.43	0.55%	$2.80
Class R6	Actual	$1,000.00	$1,167.20	0.40%	$2.19
	Hypothetical	$1,000.00	$1,023.19	0.40%	$2.04

Prudential Day One 2060 Fund		Beginning Account Value August 1, 2020	Ending Account Value January 31, 2021	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class R1	Actual	$1,000.00	$1,168.30	1.15%	$6.29
	Hypothetical	$1,000.00	$1,019.41	1.15%	$5.85
Class R2	Actual	$1,000.00	$1,169.60	0.90%	$4.92
	Hypothetical	$1,000.00	$1,020.67	0.90%	$4.58
Class R3	Actual	$1,000.00	$1,170.80	0.75%	$4.10
	Hypothetical	$1,000.00	$1,021.42	0.75%	$3.82
Class R4	Actual	$1,000.00	$1,171.80	0.65%	$3.56
	Hypothetical	$1,000.00	$1,021.93	0.65%	$3.31
Class R5	Actual	$1,000.00	$1,171.70	0.55%	$3.01
	Hypothetical	$1,000.00	$1,022.43	0.55%	$2.80
Class R6	Actual	$1,000.00	$1,172.80	0.40%	$2.19
	Hypothetical	$1,000.00	$1,023.19	0.40%	$2.04

46	Visit our website at pgim.com/investments

Prudential Day One 2065 Fund		Beginning Account Value August 1, 2020	Ending Account Value January 31, 2021	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class R1	Actual	$1,000.00	$1,170.50	1.15%	$6.29
	Hypothetical	$1,000.00	$1,019.41	1.15%	$5.85
Class R2	Actual	$1,000.00	$1,171.50	0.90%	$4.93
	Hypothetical	$1,000.00	$1,020.67	0.90%	$4.58
Class R3	Actual	$1,000.00	$1,171.80	0.75%	$4.11
	Hypothetical	$1,000.00	$1,021.42	0.75%	$3.82
Class R4	Actual	$1,000.00	$1,172.90	0.65%	$3.56
	Hypothetical	$1,000.00	$1,021.93	0.65%	$3.31
Class R5	Actual	$1,000.00	$1,173.70	0.55%	$3.01
	Hypothetical	$1,000.00	$1,022.43	0.55%	$2.80
Class R6	Actual	$1,000.00	$1,174.00	0.40%	$2.19
	Hypothetical	$1,000.00	$1,023.19	0.40%	$2.04

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended January 31, 2021, and divided by the 365 days in the Fund’s fiscal year ending July 31, 2021 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

Prudential Day One Funds	47

Prudential Day One Income Fund

Schedule of Investments (unaudited)

as of January 31, 2021

Description	Shares	Value

LONG-TERM INVESTMENTS 89.9%

AFFILIATED MUTUAL FUNDS
PGIM Core Conservative Bond Fund (Class R6)	432,953	$4,546,009
PGIM Global Real Estate Fund (Class R6)	62,889	1,403,676
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	16,456	278,263
PGIM QMA Commodity Strategies Fund (Class R6)*	143,400	1,421,091
PGIM QMA International Developed Markets Index Fund (Class R6)	104,589	1,388,938
PGIM QMA Large-Cap Core Equity Fund (Class R6)	185,901	3,262,563
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	23,340	278,448
PGIM QMA US Broad Market Index Fund (Class R6)	104,751	1,755,627
PGIM TIPS Fund (Class R6)	608,609	6,524,290
PGIM Total Return Bond Fund (Class R6)	304,187	4,544,550

TOTAL LONG-TERM INVESTMENTS (cost $22,901,381)		25,403,455

SHORT-TERM INVESTMENT 10.4%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $2,942,215)	2,942,215	2,942,215

TOTAL INVESTMENTS 100.3% (cost $25,843,596)(wd)		28,345,670
Liabilities in excess of other assets (0.3)%		(78,411)

NET ASSETS 100.0%		$28,267,259

Below is a list of the abbreviation(s) used in the semiannual report:

LIBOR—London Interbank Offered Rate

*	Non-income producing security.
(wd)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

See Notes to Financial Statements.

Prudential Day One Funds	49

Prudential Day One Income Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2021

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Affiliated Mutual Funds	$28,345,670	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2021 were as follows:

TIPS	23.1%
Core Bond	16.1
Total Return Bond	16.1
Large Cap	11.5
Short Term	10.4
Broad Market	6.2
Commodity	5.0
Real Estate	5.0

International Developed Markets	4.9%
Mid Cap	1.0
Small Cap	1.0

100.3
Liabilities in excess of other assets	(0.3)

100.0%

See Notes to Financial Statements.

50

Prudential Day One Income Fund

Statement of Assets & Liabilities (unaudited)

as of January 31, 2021

Assets

Affiliated investments (cost $25,843,596)	$28,345,670
Receivable for Fund shares sold	175,220
Receivable for investments sold	81,715
Due from Manager	16,463
Prepaid expenses and other assets	2,255

Total Assets	28,621,323

Liabilities

Payable for investments purchased	125,591
Payable for Fund shares purchased	107,589
Payable to custodian	74,787
Custodian and accounting fees payable	22,948
Accrued expenses and other liabilities	19,156
Affiliated transfer agent fee payable	1,547
Trustees’ fees payable	864
Distribution fee payable	811
Affiliated shareholder servicing fees payable	771

Total Liabilities	354,064

Net Assets	$28,267,259

Net assets were comprised of:
Shares of beneficial interest, at par	$2,480
Paid-in capital in excess of par	26,682,253
Total distributable earnings (loss)	1,582,526

Net assets, January 31, 2021	$28,267,259

See Notes to Financial Statements.

Prudential Day One Funds	51

Prudential Day One Income Fund

Statement of Assets & Liabilities (unaudited) (continued)

as of January 31, 2021

Class R1

Net asset value, offering price and redemption price per share,
($25,392 ÷ 2,231 shares of beneficial interest issued and outstanding)	$11.38

Class R2

Net asset value, offering price and redemption price per share,
($3,139,522 ÷ 275,807 shares of beneficial interest issued and outstanding)	$11.38

Class R3

Net asset value, offering price and redemption price per share,
($1,618,512 ÷ 142,127 shares of beneficial interest issued and outstanding)	$11.39

Class R4

Net asset value, offering price and redemption price per share,
($25,654 ÷ 2,253 shares of beneficial interest issued and outstanding)	$11.39

Class R5

Net asset value, offering price and redemption price per share,
($769,701 ÷ 67,605 shares of beneficial interest issued and outstanding)	$11.39

Class R6

Net asset value, offering price and redemption price per share,
($22,688,478 ÷ 1,990,031 shares of beneficial interest issued and outstanding)	$11.40

Net Asset Values Per Share may not recalculate due to rounding.

See Notes to Financial Statements.

52

Prudential Day One Income Fund

Statement of Operations (unaudited)

Six Months Ended January 31, 2021

Net Investment Income (Loss)

Affiliated dividend income	$264,655

Expenses
Management fee	2,565
Distribution fee(a)	4,106
Shareholder servicing fees (including affiliated expense of $2,039)(a)	2,119
Custodian and accounting fees	45,033
Registration fees(a)	36,443
Audit fee	8,942
Legal fees and expenses	8,861
Trustees’ fees	5,464
Fund data services	5,324
Transfer agent’s fees and expenses (including affiliated expense of $3,937)(a)	3,937
Shareholders’ reports	3,686
Miscellaneous	4,874

Total expenses	131,354
Less: Fee waiver and/or expense reimbursement(a)	(121,697)

Net expenses	9,657

Net investment income (loss)	254,998

Realized And Unrealized Gain (Loss) On Affiliated Investments

Net realized gain (loss) on investment transactions	24,286
Net capital gain distributions received	152,692

176,978

Net change in unrealized appreciation (depreciation) on investments	1,035,170

Net gain (loss) on investment transactions	1,212,148

Net Increase (Decrease) In Net Assets Resulting From Operations	$1,467,146

(a)   Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	62	3,208	836	—	—	—
Shareholder servicing fees	—	1,283	836	—	—	—
Registration fees	6,073	6,074	6,074	6,074	6,074	6,074
Transfer agent’s fees and expenses	36	1,437	1,336	21	676	431
Fee waiver and/or expense reimbursement	(6,163)	(13,845)	(11,866)	(6,148)	(9,237)	(74,438)

See Notes to Financial Statements.

Prudential Day One Funds	53

Prudential Day One Income Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2021	Year Ended July 31, 2020

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$254,998	$243,745
Net realized gain (loss) on investment transactions	24,286	(495,828)
Net capital gain distributions received	152,692	121,380
Net change in unrealized appreciation (depreciation) on investments	1,035,170	957,289

Net increase (decrease) in net assets resulting from operations	1,467,146	826,586

Dividends and Distributions
Distributions from distributable earnings
Class R1	(319)	(445)
Class R2	(41,805)	(49,371)
Class R3	(24,427)	(59,576)
Class R4	(390)	(553)
Class R5	(14,905)	(8,177)
Class R6	(363,296)	(319,413)

	(445,142)	(437,535)

Fund share transactions
Net proceeds from shares sold	7,661,705	9,432,323
Net asset value of shares issued in reinvestment of dividends and distributions	445,142	437,535
Net asset value of shares issued in merger	—	4,931,174
Cost of shares purchased	(2,186,739)	(3,835,068)

Net increase (decrease) in net assets from Fund share transactions	5,920,108	10,965,964

Total increase (decrease)	6,942,112	11,355,015

Net Assets:
Beginning of period	21,325,147	9,970,132

End of period	$28,267,259	$21,325,147

See Notes to Financial Statements.

54

Prudential Day One 2015 Fund

Schedule of Investments (unaudited)

as of January 31, 2021

Description	Shares	Value

LONG-TERM INVESTMENTS 90.7%

AFFILIATED MUTUAL FUNDS
PGIM Core Conservative Bond Fund (Class R6)	204,677	$2,149,111
PGIM Global Real Estate Fund (Class R6)	34,979	780,732
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	9,153	154,779
PGIM QMA Commodity Strategies Fund (Class R6)*	79,753	790,357
PGIM QMA International Developed Markets Index Fund (Class R6)	67,485	896,195
PGIM QMA Large-Cap Core Equity Fund (Class R6)	116,660	2,047,385
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	23,368	278,786
PGIM QMA US Broad Market Index Fund (Class R6)	66,589	1,116,037
PGIM TIPS Fund (Class R6)	326,716	3,502,393
PGIM Total Return Bond Fund (Class R6)	169,182	2,527,581

TOTAL LONG-TERM INVESTMENTS (cost $12,421,471)		14,243,356

SHORT-TERM INVESTMENT 9.3%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $1,467,850)	1,467,850	1,467,850

TOTAL INVESTMENTS 100.0% (cost $13,889,321)(wd)		15,711,206
Liabilities in excess of other assets (0.0)%		(1,784)

NET ASSETS 100.0%		$15,709,422

Below is a list of the abbreviation(s) used in the semiannual report:

LIBOR—London Interbank Offered Rate

*	Non-income producing security.
(wd)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Day One Funds	55

Prudential Day One 2015 Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2021

The following is a summary of the inputs used as of January 31, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Affiliated Mutual Funds	$15,711,206	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2021 were as follows:

TIPS	22.3%
Total Return Bond	16.1
Core Bond	13.7
Large Cap	13.0
Short Term	9.3
Broad Market	7.1
International Developed Markets	5.7
Commodity	5.0
Real Estate	5.0

Mid Cap	1.8%
Small Cap	1.0

100.0
Liabilities in excess of other assets	(0.0)*

100.0%

*	Less than +/- 0.05%

See Notes to Financial Statements.

56

Prudential Day One 2015 Fund

Statement of Assets & Liabilities (unaudited)

as of January 31, 2021

Assets

Affiliated investments (cost $13,889,321)	$15,711,206
Cash	3,096
Receivable for Fund shares sold	137,858
Receivable for investments sold	46,550
Due from Manager	16,587
Prepaid expenses and other assets	2,134

Total Assets	15,917,431

Liabilities
Payable for investments purchased	164,372
Custodian and accounting fees payable	22,431
Accrued expenses and other liabilities	20,116
Trustees’ fees payable	869
Affiliated transfer agent fee payable	180
Payable for Fund shares purchased	26
Distribution fee payable	15

Total Liabilities	208,009

Net Assets	$15,709,422

Net assets were comprised of:
Shares of beneficial interest, at par	$1,358
Paid-in capital in excess of par	14,685,467
Total distributable earnings (loss)	1,022,597

Net assets, January 31, 2021	$15,709,422

See Notes to Financial Statements.

Prudential Day One Funds	57

Prudential Day One 2015 Fund

Statement of Assets & Liabilities (unaudited) (continued)

as of January 31, 2021

Class R1

Net asset value, offering price and redemption price per share,
($12,774 ÷ 1,105 shares of beneficial interest issued and outstanding)	$11.56

Class R2

Net asset value, offering price and redemption price per share,
($45,153 ÷ 3,904 shares of beneficial interest issued and outstanding)	$11.57

Class R3

Net asset value, offering price and redemption price per share,
($12,986 ÷ 1,123 shares of beneficial interest issued and outstanding)	$11.57

Class R4

Net asset value, offering price and redemption price per share,
($13,030 ÷ 1,128 shares of beneficial interest issued and outstanding)	$11.55

Class R5

Net asset value, offering price and redemption price per share,
($288,243 ÷ 24,906 shares of beneficial interest issued and outstanding)	$11.57

Class R6

Net asset value, offering price and redemption price per share,
($15,337,236 ÷ 1,326,088 shares of beneficial interest issued and outstanding)	$11.57

 Net Asset Values Per Share may not recalculate due to rounding.

See Notes to Financial Statements.

58

Prudential Day One 2015 Fund

Statement of Operations (unaudited)

Six Months Ended January 31, 2021

Net Investment Income (Loss)

Affiliated dividend income	$156,870

Expenses
Management fee	1,485
Distribution fee(a)	93
Custodian and accounting fees	44,481
Registration fees(a)	36,447
Audit fee	8,943
Legal fees and expenses	8,864
Trustees’ fees	5,460
Shareholders’ reports	3,411
Transfer agent’s fees and expenses (including affiliated expense of $ 511)(a)	653
Miscellaneous	7,772

Total expenses	117,609
Less: Fee waiver and/or expense reimbursement(a)	(117,710)

Net expenses	(101)

Net investment income (loss)	156,971

Realized And Unrealized Gain (Loss) On Affiliated Investments

Net realized gain (loss) on investment transactions	38,837
Net capital gain distributions received	85,946

124,783

Net change in unrealized appreciation (depreciation) on investments	666,570

Net gain (loss) on investment transactions	791,353

Net Increase (Decrease) In Net Assets Resulting From Operations	$948,324

(a)   Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	32	55	6	—	—	—
Registration fees	6,074	6,074	6,074	6,075	6,075	6,075
Transfer agent’s fees and expenses	21	77	21	21	215	298
Fee waiver and/or expense reimbursement	(6,148)	(6,340)	(6,149)	(6,149)	(7,599)	(85,325)

See Notes to Financial Statements.

Prudential Day One Funds	59

Prudential Day One 2015 Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2021	Year Ended July 31, 2020

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$156,971	$270,941
Net realized gain (loss) on investment transactions	38,837	(665,299)
Net capital gain distributions received	85,946	160,531
Net change in unrealized appreciation (depreciation) on investments	666,570	830,783

Net increase (decrease) in net assets resulting from operations	948,324	596,956

Dividends and Distributions
Distributions from distributable earnings
Class R1	(228)	(427)
Class R2	(899)	(1,508)
Class R3	(279)	(476)
Class R4	(292)	(491)
Class R5	(6,668)	(2,248)
Class R6	(389,317)	(544,114)

	(397,683)	(549,264)

Fund share transactions
Net proceeds from shares sold	3,861,417	5,603,268
Net asset value of shares issued in reinvestment of dividends and distributions	397,683	549,264
Cost of shares purchased	(1,483,219)	(4,984,704)

Net increase (decrease) in net assets from Fund share transactions	2,775,881	1,167,828

Total increase (decrease)	3,326,522	1,215,520

Net Assets:
Beginning of period	12,382,900	11,167,380

End of period	$15,709,422	$12,382,900

See Notes to Financial Statements.

60

Prudential Day One 2020 Fund

Schedule of Investments (unaudited)

as of January 31, 2021

Description	Shares	Value

LONG-TERM INVESTMENTS 91.7%

AFFILIATED MUTUAL FUNDS
PGIM Core Conservative Bond Fund (Class R6)	791,569	$8,311,470
PGIM Global Real Estate Fund (Class R6)	150,787	3,365,561
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	39,454	667,168
PGIM QMA Commodity Strategies Fund (Class R6)*	343,838	3,407,438
PGIM QMA International Developed Markets Index Fund (Class R6)	341,038	4,528,978
PGIM QMA Large-Cap Core Equity Fund (Class R6)	601,915	10,563,601
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	111,922	1,335,227
PGIM QMA US Broad Market Index Fund (Class R6)	334,872	5,612,447
PGIM TIPS Fund (Class R6)	1,294,329	13,875,206
PGIM Total Return Bond Fund (Class R6)	692,903	10,351,964

TOTAL LONG-TERM INVESTMENTS (cost $53,703,967)		62,019,060

SHORT-TERM INVESTMENT 8.2%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $5,588,747)	5,588,747	5,588,747

TOTAL INVESTMENTS 99.9% (cost $59,292,714)(wd)		67,607,807
Other assets in excess of liabilities 0.1%		51,912

NET ASSETS 100.0%		$67,659,719

Below is a list of the abbreviation(s) used in the semiannual report:

LIBOR—London Interbank Offered Rate

*	Non-income producing security.
(wd)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Day One Funds	61

Prudential Day One 2020 Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2021

The following is a summary of the inputs used as of January 31, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Affiliated Mutual Funds	$67,607,807	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of January 31, 2021 were as follows:

TIPS	20.5%
Large Cap	15.6
Total Return Bond	15.3
Core Bond	12.3
Broad Market	8.3
Short Term	8.2
International Developed Markets	6.7
Commodity	5.0

Real Estate	5.0%
Mid Cap	2.0
Small Cap	1.0

99.9
Other assets in excess of liabilities	0.1

100.0%

See Notes to Financial Statements.

62

Prudential Day One 2020 Fund

Statement of Assets & Liabilities (unaudited)

as of January 31, 2021

Assets

Affiliated investments (cost $59,292,714)	$67,607,807
Cash	47,924
Receivable for investments sold	209,068
Due from Manager	16,819
Receivable for Fund shares sold	13,540
Prepaid expenses and other assets	2,558

Total Assets	67,897,716

Liabilities

Payable for investments purchased	189,976
Custodian and accounting fees payable	22,267
Accrued expenses and other liabilities	18,639
Affiliated transfer agent fee payable	2,287
Payable for Fund shares purchased	2,091
Distribution fee payable	1,039
Affiliated shareholder servicing fees payable	872
Trustees’ fees payable	826

Total Liabilities	237,997

Net Assets	$67,659,719

Net assets were comprised of:
Shares of beneficial interest, at par	$5,730
Paid-in capital in excess of par	62,237,592
Total distributable earnings (loss)	5,416,397

Net assets, January 31, 2021	$67,659,719

See Notes to Financial Statements.

Prudential Day One Funds	63

Prudential Day One 2020 Fund

Statement of Assets & Liabilities  (unaudited) (continued)

as of January 31, 2021

Class R1

Net asset value, offering price and redemption price per share,
($13,001 ÷ 1,099 shares of beneficial interest issued and outstanding)	$11.83

Class R2

Net asset value, offering price and redemption price per share,
($4,173,036 ÷ 352,820 shares of beneficial interest issued and outstanding)	$11.83

Class R3

Net asset value, offering price and redemption price per share,
($1,615,454 ÷ 136,405 shares of beneficial interest issued and outstanding)	$11.84

Class R4

Net asset value, offering price and redemption price per share,
($13,280 ÷ 1,121 shares of beneficial interest issued and outstanding)	$11.85

Class R5

Net asset value, offering price and redemption price per share,
($3,173,330 ÷ 267,845 shares of beneficial interest issued and outstanding)	$11.85

Class R6

Net asset value, offering price and redemption price per share,
($58,671,618 ÷ 4,970,339 shares of beneficial interest issued and outstanding)	$11.80

 Net Asset Values Per Share may not recalculate due to rounding.

See Notes to Financial Statements.

64

Prudential Day One 2020 Fund

Statement of Operations (unaudited)

Six Months Ended January 31, 2021

Net Investment Income (Loss)

Affiliated dividend income	$697,081

Expenses
Management fee	6,529
Distribution fee(a)	5,876
Shareholder servicing fees (including affiliated expense of $2,660)(a)	2,816
Custodian and accounting fees	44,276
Registration fees(a)	36,499
Audit fee	8,935
Legal fees and expenses	8,903
Transfer agent’s fees and expenses (including affiliated expense of $7,057)(a)	7,813
Trustees’ fees	5,897
Shareholders’ reports	3,263
Miscellaneous	7,940

Total expenses	138,747
Less: Fee waiver and/or expense reimbursement(a)	(124,645)

Net expenses	14,102

Net investment income (loss)	682,979

Realized And Unrealized Gain (Loss) On Affiliated Investments

Net realized gain (loss) on investment transactions	141,292
Net capital gain distributions received	373,656

514,948

Net change in unrealized appreciation (depreciation) on investments	3,392,699

Net gain (loss) on investment transactions	3,907,647

Net Increase (Decrease) In Net Assets Resulting From Operations	$4,590,626

(a)   Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	32	5,047	797	—	—	—
Shareholder servicing fees	—	2,019	797	—	—	—
Registration fees	6,084	6,083	6,083	6,083	6,083	6,083
Transfer agent’s fees and expenses	21	3,273	1,301	21	2,718	479
Fee waiver and/or expense reimbursement	(6,106)	(11,738)	(8,333)	(6,106)	(10,934)	(81,428)

See Notes to Financial Statements.

Prudential Day One Funds	65

Prudential Day One 2020 Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended	Year Ended
	January 31, 2021	July 31, 2020

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$682,979	$1,000,298
Net realized gain (loss) on investment transactions	141,292	(2,309,871)
Net capital gain distributions received	373,656	624,031
Net change in unrealized appreciation (depreciation) on investments	3,392,699	3,682,043

Net increase (decrease) in net assets resulting from operations	4,590,626	2,996,501

Dividends and Distributions
Distributions from distributable earnings
Class R1	(244)	(436)
Class R2	(88,673)	(143,677)
Class R3	(35,790)	(53,639)
Class R4	(308)	(497)
Class R5	(78,525)	(170,633)
Class R6	(1,511,954)	(1,695,017)

	(1,715,494)	(2,063,899)

Fund share transactions
Net proceeds from shares sold	11,460,391	25,551,112
Net asset value of shares issued in reinvestment of dividends and distributions	1,715,494	2,063,898
Cost of shares purchased	(6,935,530)	(13,525,295)

Net increase (decrease) in net assets from Fund share transactions	6,240,355	14,089,715

Total increase (decrease)	9,115,487	15,022,317

Net Assets:
Beginning of period	58,544,232	43,521,915

End of period	$67,659,719	$58,544,232

See Notes to Financial Statements.

66

Prudential Day One 2025 Fund

Schedule of Investments (unaudited)

as of January 31, 2021

Description	Shares	Value

LONG-TERM INVESTMENTS 92.7%

AFFILIATED MUTUAL FUNDS
PGIM Core Conservative Bond Fund (Class R6)	761,824	$7,999,147
PGIM Global Real Estate Fund (Class R6)	201,194	4,490,654
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	52,657	890,429
PGIM QMA Commodity Strategies Fund (Class R6)*	458,776	4,546,468
PGIM QMA International Developed Markets Index Fund (Class R6)	575,539	7,643,164
PGIM QMA Large-Cap Core Equity Fund (Class R6)	965,799	16,949,767
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	149,363	1,781,900
PGIM QMA US Broad Market Index Fund (Class R6)	489,365	8,201,751
PGIM TIPS Fund (Class R6)	1,625,423	17,424,539
PGIM Total Return Bond Fund (Class R6)	912,343	13,630,406

TOTAL LONG-TERM INVESTMENTS (cost $72,908,534)		83,558,225

SHORT-TERM INVESTMENT 7.4%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $6,678,276)	6,678,276	6,678,276

TOTAL INVESTMENTS 100.1% (cost $79,586,810)(wd)		90,236,501
Liabilities in excess of other assets (0.1)%		(60,405)

NET ASSETS 100.0%		$90,176,096

Below is a list of the abbreviation(s) used in the semiannual report:

LIBOR—London Interbank Offered Rate

*	Non-income producing security.
(wd)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Day One Funds	67

Prudential Day One 2025 Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2021

The following is a summary of the inputs used as of January 31, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Affiliated Mutual Funds	$90,236,501	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2021 were as follows:

TIPS	19.3%
Large Cap	18.8
Total Return Bond	15.1
Broad Market	9.1
Core Bond	8.9
International Developed Markets	8.5
Short Term	7.4
Commodity	5.0

Real Estate	5.0%
Mid Cap	2.0
Small Cap	1.0

100.1
Liabilities in excess of other assets	(0.1)

100.0%

See Notes to Financial Statements.

68

Prudential Day One 2025 Fund

Statement of Assets & Liabilities  (unaudited)

as of January 31, 2021

Assets

Affiliated investments (cost $79,586,810)	$90,236,501
Receivable for investments sold	331,363
Receivable for Fund shares sold	79,957
Due from Manager	16,403
Prepaid expenses and other assets	2,740

Total Assets	90,666,964

Liabilities

Payable for investments purchased	372,181
Payable to custodian	53,842
Accrued expenses and other liabilities	40,089
Payable for Fund shares purchased	19,311
Affiliated transfer agent fee payable	2,419
Affiliated shareholder servicing fees payable	1,438
Trustees’ fees payable	815
Distribution fee payable	773

Total Liabilities	490,868

Net Assets	$90,176,096

Net assets were comprised of:
Shares of beneficial interest, at par	$7,553
Paid-in capital in excess of par	83,041,213
Total distributable earnings (loss)	7,127,330

Net assets, January 31, 2021	$90,176,096

See Notes to Financial Statements.

Prudential Day One Funds	69

Prudential Day One 2025 Fund

Statement of Assets & Liabilities  (unaudited)  (continued)

as of January 31, 2021

Class R1
Net asset value, offering price and redemption price per share,
($13,241 ÷ 1,112 shares of beneficial interest issued and outstanding)	$11.91

Class R2
Net asset value, offering price and redemption price per share,
($51,914 ÷ 4,355 shares of beneficial interest issued and outstanding)	$11.92

Class R3
Net asset value, offering price and redemption price per share,
($8,874,661 ÷ 744,204 shares of beneficial interest issued and outstanding)	$11.93

Class R4
Net asset value, offering price and redemption price per share,
($13,518 ÷ 1,134 shares of beneficial interest issued and outstanding)	$11.92

Class R5
Net asset value, offering price and redemption price per share,
($175,067 ÷ 14,683 shares of beneficial interest issued and outstanding)	$11.92

Class R6
Net asset value, offering price and redemption price per share,
($81,047,695 ÷ 6,787,209 shares of beneficial interest issued and outstanding)	$11.94

 Net Asset Values Per Share may not recalculate due to rounding.

See Notes to Financial Statements.

70

Prudential Day One 2025 Fund

Statement of Operations (unaudited)

Six Months Ended January 31, 2021

Net Investment Income (Loss)

Affiliated dividend income	$904,253

Expenses
Management fee	8,170
Distribution fee(a)	4,350
Shareholder servicing fees (including affiliated expense of $4,141)(a)	4,230
Custodian and accounting fees	43,883
Registration fees(a)	36,504
Legal fees and expenses	9,092
Audit fee	8,933
Transfer agent’s fees and expenses (including affiliated expense of $6,942)(a)	7,260
Trustees’ fees	6,063
Shareholders’ reports	3,582
Miscellaneous	7,937

Total expenses	140,004
Less: Fee waiver and/or expense reimbursement(a)	(124,899)

Net expenses	15,105

Net investment income (loss)	889,148

Realized And Unrealized Gain (Loss) On Affiliated Investments

Net realized gain (loss) on investment transactions	39,076
Net capital gain distributions received	475,327

514,403

Net change in unrealized appreciation (depreciation) on investments	4,958,696

Net gain (loss) on investment transactions	5,473,099

Net Increase (Decrease) In Net Assets Resulting From Operations	$6,362,247

(a)   Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	32	94	4,224	—	—	—
Shareholder servicing fees	—	6	4,224	—	—	—
Registration fees	6,084	6,084	6,084	6,084	6,084	6,084
Transfer agent’s fees and expenses	35	325	6,107	21	158	614
Fee waiver and/or expense reimbursement	(6,118)	(6,408)	(14,997)	(6,103)	(6,300)	(84,973)

See Notes to Financial Statements.

Prudential Day One Funds	71

Prudential Day One 2025 Fund

Statements of Changes in Net Assets  (unaudited)

	Six Months Ended January 31, 2021	Year Ended July 31, 2020
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$889,148	$1,153,964
Net realized gain (loss) on investment transactions	39,076	(2,502,181)
Net capital gain distributions received	475,327	758,970
Net change in unrealized appreciation (depreciation) on investments	4,958,696	4,111,340

Net increase (decrease) in net assets resulting from operations	6,362,247	3,522,093

Dividends and Distributions
Distributions from distributable earnings
Class R1	(225)	(505)
Class R2	(933)	(5,909)
Class R3	(181,348)	(365,778)
Class R4	(290)	(568)
Class R5	(4,517)	(13,119)
Class R6	(1,879,266)	(2,243,894)

	(2,066,579)	(2,629,773)

Fund share transactions
Net proceeds from shares sold	20,514,400	30,856,439
Net asset value of shares issued in reinvestment of dividends and distributions	2,066,579	2,629,773
Cost of shares purchased	(7,174,134)	(13,669,340)

Net increase (decrease) in net assets from Fund share transactions	15,406,845	19,816,872

Total increase (decrease)	19,702,513	20,709,192

Net Assets:

Beginning of period	70,473,583	49,764,391

End of period	$90,176,096	$70,473,583

See Notes to Financial Statements.

72

Prudential Day One 2030 Fund

Schedule of Investments (unaudited)

as of January 31, 2021

Description	Shares	Value
LONG-TERM INVESTMENTS 94.5%

AFFILIATED MUTUAL FUNDS
PGIM Core Conservative Bond Fund (Class R6)	501,342	$5,264,087
PGIM Global Real Estate Fund (Class R6)	182,049	4,063,335
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	85,762	1,450,237
PGIM QMA Commodity Strategies Fund (Class R6)*	348,707	3,455,687
PGIM QMA Emerging Markets Equity Fund (Class R6)	95,700	1,279,509
PGIM QMA International Developed Markets Index Fund (Class R6)	641,874	8,524,093
PGIM QMA Large-Cap Core Equity Fund (Class R6)	979,673	17,193,253
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	243,267	2,902,178
PGIM QMA US Broad Market Index Fund (Class R6)	601,621	10,083,166
PGIM TIPS Fund (Class R6)	1,087,761	11,660,799
PGIM Total Return Bond Fund (Class R6)	737,486	11,018,047

TOTAL LONG-TERM INVESTMENTS (cost $66,235,260)		76,894,391

SHORT-TERM INVESTMENT 5.8%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $4,755,750)	4,755,750	4,755,750

TOTAL INVESTMENTS 100.3% (cost $70,991,010)(wd)		81,650,141
Liabilities in excess of other assets (0.3)%		(247,225)

NET ASSETS 100.0%		$81,402,916

Below is a list of the abbreviation(s) used in the semiannual report:

LIBOR—London Interbank Offered Rate

*	Non-income producing security.
(wd)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Day One Funds	73

Prudential Day One 2030 Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2021

The following is a summary of the inputs used as of January 31, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Affiliated Mutual Funds	$81,650,141	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2021 were as follows:

Large Cap	21.1%
TIPS	14.3
Total Return Bond	13.5
Broad Market	12.4
International Developed Markets	10.5
Core Bond	6.5
Short Term	5.8
Real Estate	5.0
Commodity	4.2

Mid Cap	3.6%
Small Cap	1.8
Emerging Markets	1.6

100.3
Liabilities in excess of other assets	(0.3)

100.0%

See Notes to Financial Statements.

74

Prudential Day One 2030 Fund

Statement of Assets & Liabilities (unaudited)

as of January 31, 2021

Assets
Affiliated investments (cost $70,991,010)	$81,650,141
Receivable for investments sold	348,381
Receivable for Fund shares sold	137,290
Due from Manager	17,551
Prepaid expenses and other assets	2,453

Total Assets	82,155,816

Liabilities
Payable for investments purchased	409,398
Payable to custodian	229,367
Payable for Fund shares purchased	67,880
Accrued expenses and other liabilities	39,592
Affiliated transfer agent fee payable	3,134
Distribution fee payable	1,550
Affiliated shareholder servicing fees payable	1,356
Trustees’ fees payable	623

Total Liabilities	752,900

Net Assets	$81,402,916

Net assets were comprised of:
Shares of beneficial interest, at par	$6,553
Paid-in capital in excess of par	73,900,939
Total distributable earnings (loss)	7,495,424

Net assets, January 31, 2021	$81,402,916

See Notes to Financial Statements.

Prudential Day One Funds	75

Prudential Day One 2030 Fund

Statement of Assets & Liabilities (unaudited) (continued)

as of January 31, 2021

Class R1
Net asset value, offering price and redemption price per share,
($47,567 ÷ 3,837 shares of beneficial interest issued and outstanding)	$12.40

Class R2
Net asset value, offering price and redemption price per share,
($6,064,375 ÷ 488,705 shares of beneficial interest issued and outstanding)	$12.41

Class R3
Net asset value, offering price and redemption price per share,
($2,939,228 ÷ 236,942 shares of beneficial interest issued and outstanding)	$12.40

Class R4
Net asset value, offering price and redemption price per share,
($17,379 ÷ 1,403 shares of beneficial interest issued and outstanding)	$12.39

Class R5
Net asset value, offering price and redemption price per share,
($3,529,645 ÷ 284,433 shares of beneficial interest issued and outstanding)	$12.41

Class R6
Net asset value, offering price and redemption price per share,
($68,804,722 ÷ 5,537,896 shares of beneficial interest issued and outstanding)	$12.42

 Net Asset Values Per Share may not recalculate due to rounding.

See Notes to Financial Statements.

76

Prudential Day One 2030 Fund

Statement of Operations (unaudited)

Six Months Ended January 31, 2021

Net Investment Income (Loss)

Affiliated dividend income	$852,017

Expenses
Management fee	7,312
Distribution fee(a)	8,291
Shareholder servicing fees (including affiliated expense of $3,901)(a)	4,122
Custodian and accounting fees	43,902
Registration fees(a)	36,514
Audit fee	8,932
Legal fees and expenses	8,907
Transfer agent’s fees and expenses (including affiliated expense of $8,901)(a)	8,901
Trustees’ fees	5,932
Shareholders’ reports	3,564
Miscellaneous	7,887

Total expenses	144,264
Less: Fee waiver and/or expense reimbursement(a)	(129,679)

Net expenses	14,585

Net investment income (loss)	837,432

Realized And Unrealized Gain (Loss) On Affiliated Investments

Net realized gain (loss) on investment transactions	95,123
Net capital gain distributions received	452,612

547,735

Net change in unrealized appreciation (depreciation) on investments	5,556,597

Net gain (loss) on investment transactions	6,104,332

Net Increase (Decrease) In Net Assets Resulting From Operations	$6,941,764

(a)   Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	110	6,858	1,323	—	—	—
Shareholder servicing fees	13	2,743	1,323	43	—	—
Registration fees	6,085	6,085	6,086	6,086	6,086	6,086
Transfer agent’s fees and expenses	69	3,897	1,915	30	2,416	574
Fee waiver and/or expense reimbursement	(6,168)	(12,862)	(9,396)	(6,159)	(10,348)	(84,746)

See Notes to Financial Statements.

Prudential Day One Funds	77

Prudential Day One 2030 Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2021	Year Ended July 31, 2020
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$837,432	$1,010,345
Net realized gain (loss) on investment transactions	95,123	(2,456,728)
Net capital gain distributions received	452,612	732,510
Net change in unrealized appreciation (depreciation) on investments	5,556,597	3,702,761

Net increase (decrease) in net assets resulting from operations	6,941,764	2,988,888

Dividends and Distributions
Distributions from distributable earnings
Class R1	(771)	(1,801)
Class R2	(107,950)	(188,791)
Class R3	(56,314)	(86,812)
Class R4	(352)	(650)
Class R5	(77,457)	(167,696)
Class R6	(1,538,097)	(2,106,131)

	(1,780,941)	(2,551,881)

Fund share transactions
Net proceeds from shares sold	20,295,798	25,310,544
Net asset value of shares issued in reinvestment of dividends and distributions	1,780,941	2,551,881
Cost of shares purchased	(7,725,359)	(10,735,883)

Net increase (decrease) in net assets from Fund share transactions	14,351,380	17,126,542

Total increase (decrease)	19,512,203	17,563,549

Net Assets:

Beginning of period	61,890,713	44,327,164

End of period	$81,402,916	$61,890,713

See Notes to Financial Statements.

78

Prudential Day One 2035 Fund

Schedule of Investments (unaudited)

as of January 31, 2021

Description	Shares	Value

LONG-TERM INVESTMENTS 97.3%

AFFILIATED MUTUAL FUNDS
PGIM Core Conservative Bond Fund (Class R6)	302,095	$3,172,002
PGIM Global Real Estate Fund (Class R6)	113,421	2,531,555
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	70,678	1,195,165
PGIM QMA Commodity Strategies Fund (Class R6)*	246,296	2,440,798
PGIM QMA Emerging Markets Equity Fund (Class R6)	124,233	1,660,989
PGIM QMA International Developed Markets Index Fund (Class R6)	601,789	7,991,753
PGIM QMA Large-Cap Core Equity Fund (Class R6)	873,225	15,325,103
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	240,543	2,869,677
PGIM QMA US Broad Market Index Fund (Class R6)	535,361	8,972,649
PGIM TIPS Fund (Class R6)	556,749	5,968,348
PGIM Total Return Bond Fund (Class R6)	432,654	6,463,850

TOTAL LONG-TERM INVESTMENTS (cost $49,524,162)		58,591,889

SHORT-TERM INVESTMENT 2.7%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $1,633,079)	1,633,079	1,633,079

TOTAL INVESTMENTS 100.0% (cost $51,157,241)(wd)		60,224,968
Other assets in excess of liabilities 0.0%		4,046

NET ASSETS 100.0%		$60,229,014

Below is a list of the abbreviation(s) used in the semiannual report:

LIBOR—London Interbank Offered Rate

*	Non-income producing security.
(wd)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Day One Funds	79

Prudential Day One 2035 Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2021

The following is a summary of the inputs used as of January 31, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Affiliated Mutual Funds	$60,224,968	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of January 31, 2021 were as follows:

Large Cap	25.4%
Broad Market	14.9
International Developed Markets	13.3
Total Return Bond	10.7
TIPS	9.9
Core Bond	5.3
Mid Cap	4.8
Real Estate	4.2
Commodity	4.0
Emerging Markets	2.8

Short Term	2.7%
Small Cap	2.0

100.0
Other assets in excess of liabilities	0.0 *

100.0%

*	Less than +/- 0.05%

See Notes to Financial Statements.

80

Prudential Day One 2035 Fund

Statement of Assets & Liabilities (unaudited)

as of January 31, 2021

Assets

Affiliated investments (cost $51,157,241)	$60,224,968
Cash	33,383
Receivable for investments sold	265,966
Receivable for Fund shares sold	91,543
Due from Manager	18,058
Prepaid expenses and other assets	2,233

Total Assets	60,636,151

Liabilities

Payable for investments purchased	362,612
Custodian and accounting fees payable	22,059
Accrued expenses and other liabilities	16,419
Affiliated transfer agent fee payable	2,311
Affiliated shareholder servicing fees payable	1,381
Distribution fee payable	810
Payable for Fund shares purchased	788
Trustees’ fees payable	757

Total Liabilities	407,137

Net Assets	$60,229,014

Net assets were comprised of:
Shares of beneficial interest, at par	$4,768
Paid-in capital in excess of par	53,463,633
Total distributable earnings (loss)	6,760,613

Net assets, January 31, 2021	$60,229,014

See Notes to Financial Statements.

Prudential Day One Funds	81

Prudential Day One 2035 Fund

Statement of Assets & Liabilities  (unaudited) (continued)

as of January 31, 2021

Class R1

Net asset value, offering price and redemption price per share,
($28,274 ÷ 2,242 shares of beneficial interest issued and outstanding)	$12.61

Class R2

Net asset value, offering price and redemption price per share,
($387,926 ÷ 30,758 shares of beneficial interest issued and outstanding)	$12.61

Class R3

Net asset value, offering price and redemption price per share,
($8,403,786 ÷ 665,462 shares of beneficial interest issued and outstanding)	$12.63

Class R4

Net asset value, offering price and redemption price per share,
($14,542 ÷ 1,151 shares of beneficial interest issued and outstanding)	$12.64

Class R5

Net asset value, offering price and redemption price per share,
($208,676 ÷ 16,525 shares of beneficial interest issued and outstanding)	$12.63

Class R6

Net asset value, offering price and redemption price per share,
($51,185,810 ÷ 4,052,118 shares of beneficial interest issued and outstanding)	$12.63

 Net Asset Values Per Share may not recalculate due to rounding.

See Notes to Financial Statements.

82

Prudential Day One 2035 Fund

Statement of Operations (unaudited)

Six Months Ended January 31, 2021

Net Investment Income (Loss)

Affiliated dividend income	$685,982

Expenses
Management fee	5,683
Distribution fee(a)	4,463
Shareholder servicing fees (including affiliated expense of $3,884)(a)	4,131
Custodian and accounting fees	43,801
Registration fees(a)	36,737
Audit fee	8,934
Legal fees and expenses	8,875
Transfer agent’s fees and expenses (including affiliated expense of $6,523)(a)	6,825
Trustees’ fees	5,533
Shareholders’ reports	3,564
Miscellaneous	7,992

Total expenses	136,538
Less: Fee waiver and/or expense reimbursement(a)	(128,836)

Net expenses	7,702

Net investment income (loss)	678,280

Realized And Unrealized Gain (Loss) On Affiliated Investments

Net realized gain (loss) on investment transactions	174,712
Net capital gain distributions received	360,334

535,046

Net change in unrealized appreciation (depreciation) on investments	5,2.27,538

Net gain (loss) on investment transactions	5,762,584

Net Increase (Decrease) In Net Assets Resulting From Operations	$6,440,864

(a)   Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	68	452	3,943	—	—	—
Shareholder servicing fees	7	181	3,943	—	—	—
Registration fees	6,188	6,109	6,110	6,110	6,110	6,110
Transfer agent’s fees and expenses	67	467	5,451	21	211	608
Fee waiver and/or expense reimbursement	(6,271)	(6,889)	(18,388)	(6,136)	(6,471)	(84,681)

See Notes to Financial Statements.

Prudential Day One Funds	83

Prudential Day One 2035 Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended	Year Ended
	January 31, 2021	July 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$678,280	$703,875
Net realized gain (loss) on investment transactions	174,712	(1,814,030)
Net capital gain distributions received	360,334	515,119
Net change in unrealized appreciation (depreciation) on investments	5,227,538	2,957,926

Net increase (decrease) in net assets resulting from operations	6,440,864	2,362,890

Dividends and Distributions
Distributions from distributable earnings
Class R1	(462)	(1,087)
Class R2	(7,066)	(17,401)
Class R3	(163,407)	(330,570)
Class R4	(300)	(623)
Class R5	(4,273)	(5,887)
Class R6	(1,177,657)	(1,424,727)

	(1,353,165)	(1,780,295)

Fund share transactions
Net proceeds from shares sold	9,340,529	25,126,229
Net asset value of shares issued in reinvestment of dividends and distributions	1,353,165	1,780,295
Cost of shares purchased	(6,018,816)	(8,088,319)

Net increase (decrease) in net assets from Fund share transactions	4,674,878	18,818,205

Total increase (decrease)	9,762,577	19,400,800

Net Assets:

Beginning of period	50,466,437	31,065,637

End of period	$60,229,014	$50,466,437

See Notes to Financial Statements.

84

Prudential Day One 2040 Fund

Schedule of Investments (unaudited)

as of January 31, 2021

Description	Shares	Value

LONG-TERM INVESTMENTS 98.7%

AFFILIATED MUTUAL FUNDS
PGIM Core Conservative Bond Fund (Class R6)	226,513	$2,378,387
PGIM Global Real Estate Fund (Class R6)	100,280	2,238,259
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	91,859	1,553,332
PGIM QMA Commodity Strategies Fund (Class R6)*	228,651	2,265,927
PGIM QMA Emerging Markets Equity Fund (Class R6)	189,494	2,533,529
PGIM QMA International Developed Markets Index Fund (Class R6)	650,225	8,634,991
PGIM QMA Large-Cap Core Equity Fund (Class R6)	782,175	13,727,163
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	344,257	4,106,991
PGIM QMA US Broad Market Index Fund (Class R6)	546,687	9,162,471
PGIM TIPS Fund (Class R6)	348,085	3,731,466
PGIM Total Return Bond Fund (Class R6)	318,285	4,755,173

TOTAL LONG-TERM INVESTMENTS (cost $46,328,416)		55,087,689

SHORT-TERM INVESTMENT 1.7%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $944,019)	944,019	944,019

TOTAL INVESTMENTS 100.4% (cost $47,272,435)(wd)		56,031,708
Liabilities in excess of other assets (0.4)%		(216,636)

NET ASSETS 100.0%		$55,815,072

Below is a list of the abbreviation(s) used in the semiannual report:

LIBOR—London Interbank Offered Rate

*	Non-income producing security.
(wd)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Day One Funds	85

Prudential Day One 2040 Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2021

The following is a summary of the inputs used as of January 31, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Affiliated Mutual Funds	$56,031,708	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2021 were as follows:

Large Cap	24.6%
Broad Market	16.4
International Developed Markets	15.5
Total Return Bond	8.5
Mid Cap	7.3
TIPS	6.7
Emerging Markets	4.5
Core Bond	4.3
Commodity	4.1

Real Estate	4.0%
Small Cap	2.8
Short Term	1.7

100.4
Liabilities in excess of other assets	(0.4)

100.0%

See Notes to Financial Statements.

86

Prudential Day One 2040 Fund

Statement of Assets & Liabilities  (unaudited)

as of January 31, 2021

Assets

Affiliated investments (cost $47,272,435)	$56,031,708
Receivable for investments sold	208,461
Receivable for Fund shares sold	123,670
Due from Manager	19,153
Prepaid expenses and other assets	2,083

Total Assets	56,385,075

Liabilities

Payable for investments purchased	313,137
Payable to custodian	190,372
Accrued expenses and other liabilities	38,860
Payable for Fund shares purchased	20,822
Affiliated transfer agent fee payable	3,616
Distribution fee payable	1,221
Affiliated shareholder servicing fees payable	1,175
Trustees’ fees payable	800

Total Liabilities	570,003

Net Assets	$55,815,072

Net assets were comprised of:
Shares of beneficial interest, at par	$4,325
Paid-in capital in excess of par	49,017,202
Total distributable earnings (loss)	6,793,545

Net assets, January 31, 2021	$55,815,072

See Notes to Financial Statements.

Prudential Day One Funds	87

Prudential Day One 2040 Fund

Statement of Assets & Liabilities  (unaudited)  (continued)

as of January 31, 2021

Class R1
Net asset value, offering price and redemption price per share,
($27,581 ÷ 2,141 shares of beneficial interest issued and outstanding)	$12.88

Class R2
Net asset value, offering price and redemption price per share,
($4,454,565 ÷ 345,735 shares of beneficial interest issued and outstanding)	$12.88

Class R3
Net asset value, offering price and redemption price per share,
($3,096,474 ÷ 240,105 shares of beneficial interest issued and outstanding)	$12.90

Class R4
Net asset value, offering price and redemption price per share,
($24,922 ÷ 1,932 shares of beneficial interest issued and outstanding)	$12.90

Class R5
Net asset value, offering price and redemption price per share,
($6,632,885 ÷ 514,035 shares of beneficial interest issued and outstanding)	$12.90

Class R6
Net asset value, offering price and redemption price per share,
($41,578,645 ÷ 3,221,112 shares of beneficial interest issued and outstanding)	$12.91

 Net Asset Values Per Share may not recalculate due to rounding.

See Notes to Financial Statements.

88

Prudential Day One 2040 Fund

Statement of Operations (unaudited)

Six Months Ended January 31, 2021

Net Investment Income (Loss)
Affiliated dividend income	$627,804

Expenses
Management fee	5,115
Distribution fee(a)	6,372
Shareholder servicing fees (including affiliated expense of $3,200)(a)	3,339
Custodian and accounting fees	43,755
Registration fees(a)	36,662
Transfer agent’s fees and expenses (including affiliated expense of $9,756)(a)	9,756
Audit fee	8,933
Legal fees and expenses	8,872
Trustees’ fees	5,496
Shareholders’ reports	3,251
Miscellaneous	7,901

Total expenses	139,452
Less: Fee waiver and/or expense reimbursement(a)	(135,426)

Net expenses	4,026

Net investment income (loss)	623,778

Realized And Unrealized Gain (Loss) On Affiliated Investments
Net realized gain (loss) on investment transactions	87,778
Net capital gain distributions received	328,445

416,223

Net change in unrealized appreciation (depreciation) on investments	5,488,231

Net gain (loss) on investment transactions	5,904,454

Net Increase (Decrease) In Net Assets Resulting From Operations	$6,528,232

(a)  Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	63	4,951	1,358	—	—	—
Shareholder servicing fees	—	1,980	1,359	—	—	—
Registration fees	6,111	6,111	6,110	6,110	6,110	6,110
Transfer agent’s fees and expenses	42	2,809	1,698	37	4,603	567
Fee waiver and/or expense reimbursement	(6,168)	(13,609)	(10,972)	(6,161)	(18,421)	(80,095)

See Notes to Financial Statements.

Prudential Day One Funds	89

Prudential Day One 2040 Fund

Statements of Changes in Net Assets  (unaudited)

	Six Months Ended	Year Ended
	January 31, 2021	July 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$623,778	$609,123
Net realized gain (loss) on investment transactions	87,778	(1,703,287)
Net capital gain distributions received	328,445	443,731

Net change in unrealized appreciation (depreciation) on investments	5,488,231	2,488,456

Net increase (decrease) in net assets resulting from operations	6,528,232	1,838,023

Dividends and Distributions
Distributions from distributable earnings
Class R1	(415)	(819)
Class R2	(74,226)	(139,003)
Class R3	(57,765)	(86,591)
Class R4	(470)	(654)
Class R5	(135,338)	(322,588)
Class R6	(902,712)	(1,062,118)

	(1,170,926)	(1,611,773)

Fund share transactions
Net proceeds from shares sold	10,419,146	20,001,684
Net asset value of shares issued in reinvestment of dividends and distributions	1,170,926	1,611,773
Cost of shares purchased	(4,306,359)	(6,416,908)

Net increase (decrease) in net assets from Fund share transactions	7,283,713	15,196,549

Total increase (decrease)	12,641,019	15,422,799

Net Assets:
Beginning of period	43,174,053	27,751,254

End of period	$55,815,072	$43,174,053

See Notes to Financial Statements.

90

Prudential Day One 2045 Fund

Schedule of Investments (unaudited)

as of January 31, 2021

Description	Shares	Value

LONG-TERM INVESTMENTS 99.9%

AFFILIATED MUTUAL FUNDS
PGIM Core Conservative Bond Fund (Class R6)	91,147	$957,040
PGIM Global Real Estate Fund (Class R6)	70,616	1,576,159
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	87,771	1,484,208
PGIM QMA Commodity Strategies Fund (Class R6)*	128,816	1,276,567
PGIM QMA Emerging Markets Equity Fund (Class R6)	168,298	2,250,141
PGIM QMA International Developed Markets Index Fund (Class R6)	540,034	7,171,646
PGIM QMA Large-Cap Core Equity Fund (Class R6)	570,895	10,019,202
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	288,230	3,438,587
PGIM QMA US Broad Market Index Fund (Class R6)	396,654	6,647,927
PGIM TIPS Fund (Class R6)	111,420	1,194,419
PGIM Total Return Bond Fund (Class R6)	213,451	3,188,963

TOTAL LONG-TERM INVESTMENTS (cost $32,991,950)		39,204,859

SHORT-TERM INVESTMENT 0.4%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $155,398)	155,398	155,398

TOTAL INVESTMENTS 100.3% (cost $33,147,348)(wd)		39,360,257
Liabilities in excess of other assets (0.3)%		(121,183)

NET ASSETS 100.0%		$39,239,074

Below is a list of the abbreviation(s) used in the semiannual report:

LIBOR—London Interbank Offered Rate

*	Non-income producing security.
(wd)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Day One Funds	91

Prudential Day One 2045 Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2021

The following is a summary of the inputs used as of January 31, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Affiliated Mutual Funds	$39,360,257	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2021 were as follows:

Large Cap	25.5%
International Developed Markets	18.3
Broad Market	16.9
Mid Cap	8.8
Total Return Bond	8.1
Emerging Markets	5.7
Real Estate	4.0
Small Cap	3.8
Commodity	3.3

TIPS	3.1%
Core Bond	2.4
Short Term	0.4

100.3
Liabilities in excess of other assets	(0.3)

100.0%

See Notes to Financial Statements.

92

Prudential Day One 2045 Fund

Statement of Assets & Liabilities  (unaudited)

as of January 31, 2021

Assets

Affiliated investments (cost $33,147,348)	$39,360,257
Receivable for investments sold	157,836
Receivable for Fund shares sold	126,819
Due from Manager	19,288
Prepaid expenses and other assets	2,052

Total Assets	39,666,252

Liabilities

Payable for investments purchased	151,018
Payable for Fund shares purchased	133,588
Payable to custodian	95,570
Custodian and accounting fees payable	22,080
Accrued expenses and other liabilities	18,554
Affiliated transfer agent fee payable	2,895
Affiliated shareholder servicing fees payable	1,714
Distribution fee payable	951
Trustees’ fees payable	808

Total Liabilities	427,178

Net Assets	$39,239,074

Net assets were comprised of:
Shares of beneficial interest, at par	$ 3,053
Paid-in capital in excess of par	34,639,145
Total distributable earnings (loss)	4,596,876

Net assets, January 31, 2021	$39,239,074

See Notes to Financial Statements.

Prudential Day One Funds	93

Prudential Day One 2045 Fund

Statement of Assets & Liabilities  (unaudited) (continued)

as of January 31, 2021

Class R1

Net asset value, offering price and redemption price per share,
($16,503 ÷ 1,287 shares of beneficial interest issued and outstanding)	$12.82

Class R2

Net asset value, offering price and redemption price per share,
($215,228 ÷ 16,773 shares of beneficial interest issued and outstanding)	$12.83

Class R3

Net asset value, offering price and redemption price per share,
($10,469,995 ÷ 816,040 shares of beneficial interest issued and outstanding)	$12.83

Class R4

Net asset value, offering price and redemption price per share,
($36,661 ÷ 2,858 shares of beneficial interest issued and outstanding)	$12.83

Class R5

Net asset value, offering price and redemption price per share,
($513,308 ÷ 39,963 shares of beneficial interest issued and outstanding)	$12.84

Class R6

Net asset value, offering price and redemption price per share,
($27,987,379 ÷ 2,176,568 shares of beneficial interest issued and outstanding)	$12.86

 Net Asset Values Per Share may not recalculate due to rounding.

See Notes to Financial Statements.

94

Prudential Day One 2045 Fund

Statement of Operations (unaudited)

Six Months Ended January 31, 2021

Net Investment Income (Loss)

Affiliated dividend income	$432,585

Expenses
Management fee	3,471
Distribution fee(a)	5,145
Shareholder servicing fees (including affiliated expense of $4,766)(a)	4,870
Custodian and accounting fees	43,842
Registration fees(a)	36,986
Audit fee	8,936
Legal fees and expenses	8,874
Transfer agent’s fees and expenses (including affiliated expense of $7,887)(a)	7,887
Trustees’ fees	5,478
Shareholders’ reports	3,541
Miscellaneous	7,866

Total expenses	136,896
Less: Fee waiver and/or expense reimbursement(a)	(131,761)

Net expenses	5,135

Net investment income (loss)	427,450

Realized And Unrealized Gain (Loss) On Affiliated Investments

Net realized gain (loss) on investment transactions	11,496
Net capital gain distributions received	221,241

232,737

Net change in unrealized appreciation (depreciation) on investments	4,079,953

Net gain (loss) on investment transactions	4,312,690

Net Increase (Decrease) In Net Assets Resulting From Operations	$4,740,140

(a)   Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	39	257	4,849	—	—	—
Shareholder servicing fees	—	13	4,849	8	—	—
Registration fees	6,165	6,165	6,164	6,164	6,164	6,164
Transfer agent’s fees and expenses	37	378	6,477	80	401	514
Fee waiver and/or expense reimbursement	(6,225)	(6,875)	(31,991)	(6,303)	(7,492)	(72,875)

See Notes to Financial Statements.

Prudential Day One Funds	95

Prudential Day One 2045 Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2021	Year Ended July 31, 2020

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$427,450	$377,166
Net realized gain (loss) on investment transactions	11,496	(1,279,664)
Net capital gain distributions received	221,241	275,962
Net change in unrealized appreciation (depreciation) on investments	4,079,953	1,654,041

Net increase (decrease) in net assets resulting from operations	4,740,140	1,027,505

Dividends and Distributions
Distributions from distributable earnings
Class R1	(246)	(668)
Class R2	(3,426)	(5,365)
Class R3	(190,190)	(419,508)
Class R4	(702)	(1,625)
Class R5	(10,095)	(12,197)
Class R6	(575,652)	(608,919)

	(780,311)	(1,048,282)

Fund share transactions
Net proceeds from shares sold	7,208,190	16,153,668
Net asset value of shares issued in reinvestment of dividends and distributions	780,311	1,048,282
Cost of shares purchased	(2,309,937)	(5,135,224)

Net increase (decrease) in net assets from Fund share transactions	5,678,564	12,066,726

Total increase (decrease)	9,638,393	12,045,949

Net Assets:

Beginning of period	29,600,681	17,554,732

End of period	$39,239,074	$29,600,681

See Notes to Financial Statements.

96

Prudential Day One 2050 Fund

Schedule of Investments (unaudited)

as of January 31, 2021

Description	Shares	Value

LONG-TERM INVESTMENTS 99.9%

AFFILIATED MUTUAL FUNDS
PGIM Core Conservative Bond Fund (Class R6)	29,723	$312,096
PGIM Global Real Estate Fund (Class R6)	46,058	1,028,020
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	60,261	1,019,021
PGIM QMA Commodity Strategies Fund (Class R6)*	78,764	780,552
PGIM QMA Emerging Markets Equity Fund (Class R6)	128,700	1,720,715
PGIM QMA International Developed Markets Index Fund (Class R6)	379,037	5,033,618
PGIM QMA Large-Cap Core Equity Fund (Class R6)	383,998	6,739,171
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	192,270	2,293,777
PGIM QMA US Broad Market Index Fund (Class R6)	264,803	4,438,098
PGIM TIPS Fund (Class R6)	29,068	311,606
PGIM Total Return Bond Fund (Class R6)	125,294	1,871,885

TOTAL LONG-TERM INVESTMENTS (cost $21,392,015)		25,548,559

SHORT-TERM INVESTMENT 0.8%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $201,656)	201,656	201,656

TOTAL INVESTMENTS 100.7% (cost $21,593,671)(wd)		25,750,215
Liabilities in excess of other assets (0.7)%		(179,411)

NET ASSETS 100.0%		$25,570,804

Below is a list of the abbreviation(s) used in the semiannual report:

LIBOR—London Interbank Offered Rate

*	Non-income producing security.
(wd)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Day One Funds	97

Prudential Day One 2050 Fund

Schedule of Investments (unaudited)  (continued)

as of January 31, 2021

The following is a summary of the inputs used as of January 31, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Affiliated Mutual Funds	$25,750,215	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2021 were as follows:

Large Cap	26.4%
International Developed Markets	19.7
Broad Market	17.4
Mid Cap	9.0
Total Return Bond	7.3
Emerging Markets	6.7
Real Estate	4.0
Small Cap	4.0
Commodity	3.0

Core Bond	1.2%
TIPS	1.2
Short Term	0.8

100.7
Liabilities in excess of other assets	(0.7)

100.0%

See Notes to Financial Statements.

98

Prudential Day One 2050 Fund

Statement of Assets & Liabilities (unaudited)

as of January 31, 2021

Assets

Affiliated investments (cost $21,593,671)	$25,750,215
Receivable for investments sold	93,285
Receivable for Fund shares sold	91,768
Due from Manager	18,131
Prepaid expenses and other assets	2,022

Total Assets	25,955,421

Liabilities

Payable for investments purchased	183,950
Payable to custodian	155,103
Custodian and accounting fees payable	22,095
Accrued expenses and other liabilities	18,336
Affiliated transfer agent fee payable	2,050
Distribution fee payable	1,103
Affiliated shareholder servicing fees payable	1,070
Trustees’ fees payable	870
Payable for Fund shares purchased	40

Total Liabilities	384,617

Net Assets	$25,570,804

Net assets were comprised of:
Shares of beneficial interest, at par	$1,953
Paid-in capital in excess of par	22,249,688
Total distributable earnings (loss)	3,319,163

Net assets, January 31, 2021	$25,570,804

See Notes to Financial Statements.

Prudential Day One Funds	99

Prudential Day One 2050 Fund

Statement of Assets & Liabilities (unaudited) (continued)

as of January 31, 2021

Class R1

Net asset value, offering price and redemption price per share,
($34,990 ÷ 2,681 shares of beneficial interest issued and outstanding)	$13.05

Class R2

Net asset value, offering price and redemption price per share,
($3,901,424 ÷ 298,546 shares of beneficial interest issued and outstanding)	$13.07

Class R3

Net asset value, offering price and redemption price per share,
($3,098,930 ÷ 236,905 shares of beneficial interest issued and outstanding)	$13.08

Class R4

Net asset value, offering price and redemption price per share,
($14,947 ÷ 1,145 shares of beneficial interest issued and outstanding)	$13.05

Class R5

Net asset value, offering price and redemption price per share,
($930,716 ÷ 71,164 shares of beneficial interest issued and outstanding)	$13.08

Class R6

Net asset value, offering price and redemption price per share,
($17,589,797 ÷ 1,342,704 shares of beneficial interest issued and outstanding)	$13.10

Net Asset Values Per Share may not recalculate due to rounding.

See Notes to Financial Statements.

100

Prudential Day One 2050 Fund

Statement of Operations (unaudited)

Six Months Ended January 31, 2021

Net Investment Income (Loss)

Affiliated dividend income	$284,171

Expenses
Management fee	2,261
Distribution fee(a)	5,743
Shareholder servicing fees (including affiliated expense of $2,897)(a)	3,071
Custodian and accounting fees	43,755
Registration fees(a)	36,635
Audit fee	8,933
Legal fees and expenses	8,863
Transfer agent’s fees and expenses (including affiliated expense of $5,510)(a)	5,510
Trustees’ fees	5,460
Shareholders’ reports	3,383
Miscellaneous	7,890

Total expenses	131,504
Less: Fee waiver and/or expense reimbursement(a)	(126,869)

Net expenses	4,635

Net investment income (loss)	279,536

Realized And Unrealized Gain (Loss) On Affiliated Investments

Net realized gain (loss) on investment transactions	4,732
Net capital gain distributions received	140,645

145,377

Net change in unrealized appreciation (depreciation) on investments	2,802,214

Net gain (loss) on investment transactions	2,947,591

Net Increase (Decrease) In Net Assets Resulting From Operations	$3,227,127

(a)  Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	88	4,336	1,319	—	—	—
Shareholder servicing fees	18	1,734	1,319	—	—	—
Registration fees	6,081	6,086	6,081	6,081	6,081	6,225
Transfer agent’s fees and expenses	76	2,629	1,676	21	647	461
Fee waiver and/or expense reimbursement	(6,274)	(19,971)	(16,224)	(6,140)	(9,490)	(68,770)

See Notes to Financial Statements.

Prudential Day One Funds	101

Prudential Day One 2050 Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2021	Year Ended July 31, 2020

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$279,536	$252,599
Net realized gain (loss) on investment transactions	4,732	(665,096)
Net capital gain distributions received	140,645	179,910
Net change in unrealized appreciation (depreciation) on investments	2,802,214	1,030,836

Net increase (decrease) in net assets resulting from operations	3,227,127	798,249

Dividends and Distributions
Distributions from distributable earnings
Class R1	(516)	(1,410)
Class R2	(63,192)	(104,528)
Class R3	(54,168)	(67,470)
Class R4	(287)	(580)
Class R5	(18,147)	(34,997)
Class R6	(365,779)	(378,958)

	(502,089)	(587,943)

Fund share transactions
Net proceeds from shares sold	4,828,834	10,623,834
Net asset value of shares issued in reinvestment of dividends and distributions	502,089	587,943
Cost of shares purchased	(1,668,153)	(3,211,953)

Net increase (decrease) in net assets from Fund share transactions	3,662,770	7,999,824

Total increase (decrease)	6,387,808	8,210,130

Net Assets:

Beginning of period	19,182,996	10,972,866

End of period	$25,570,804	$19,182,996

See Notes to Financial Statements.

102

Prudential Day One 2055 Fund

Schedule of Investments (unaudited)

as of January 31, 2021

Description	Shares	Value

LONG-TERM INVESTMENTS 99.9%

AFFILIATED MUTUAL FUNDS
PGIM Global Real Estate Fund (Class R6)	25,570	$570,711
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	40,146	678,871
PGIM QMA Commodity Strategies Fund (Class R6)*	43,725	433,318
PGIM QMA Emerging Markets Equity Fund (Class R6)	81,959	1,095,786
PGIM QMA International Developed Markets Index Fund (Class R6)	229,560	3,048,556
PGIM QMA Large-Cap Core Equity Fund (Class R6)	207,529	3,642,143
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	116,230	1,386,621
PGIM QMA US Broad Market Index Fund (Class R6)	141,095	2,364,755
PGIM Total Return Bond Fund (Class R6)	63,761	952,590

TOTAL LONG-TERM INVESTMENTS (cost $11,697,701)		14,173,351

SHORT-TERM INVESTMENT 0.5%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $75,024)	75,024	75,024

TOTAL INVESTMENTS 100.4% (cost $11,772,725)(wd)		14,248,375
Liabilities in excess of other assets (0.4)%		(62,775)

NET ASSETS 100.0%		$14,185,600

Below is a list of the abbreviation(s) used in the semiannual report:

LIBOR—London Interbank Offered Rate

*	Non-income producing security.
(wd)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Day One Funds	103

Prudential Day One 2055 Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2021

The following is a summary of the inputs used as of January 31, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Affiliated Mutual Funds	$14,248,375	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2021 were as follows:

Large Cap	25.7%
International Developed Markets	21.5
Broad Market	16.7
Mid Cap	9.8
Emerging Markets	7.7
Total Return Bond	6.7
Small Cap	4.8
Real Estate	4.0

Commodity	3.0%
Short Term	0.5

100.4
Liabilities in excess of other assets	(0.4)

100.0%

See Notes to Financial Statements.

104

Prudential Day One 2055 Fund

Statement of Assets & Liabilities (unaudited)

as of January 31, 2021

Assets

Affiliated investments (cost $11,772,725)	$14,248,375
Receivable for Fund shares sold	94,829
Receivable for investments sold	51,455
Due from Manager	18,212
Prepaid expenses and other assets	1,995

Total Assets	14,414,866

Liabilities

Payable for investments purchased	146,267
Payable to custodian	38,267
Custodian and accounting fees payable	22,081
Accrued expenses and other liabilities	18,449
Affiliated transfer agent fee payable	1,710
Affiliated shareholder servicing fees payable	997
Trustees’ fees payable	864
Distribution fee payable	576
Payable for Fund shares purchased	55

Total Liabilities	229,266

Net Assets	$14,185,600

Net assets were comprised of:
Shares of beneficial interest, at par	$1,093
Paid-in capital in excess of par	12,439,046
Total distributable earnings (loss)	1,745,461

Net assets, January 31, 2021	$14,185,600

See Notes to Financial Statements.

Prudential Day One Funds	105

Prudential Day One 2055 Fund

Statement of Assets & Liabilities (unaudited) (continued)

as of January 31, 2021

Class R1

Net asset value, offering price and redemption price per share,
($15,886 ÷ 1,226 shares of beneficial interest issued and outstanding)	$12.96

Class R2

Net asset value, offering price and redemption price per share,
($161,955 ÷ 12,482 shares of beneficial interest issued and outstanding)	$12.97

Class R3

Net asset value, offering price and redemption price per share,
($6,227,086 ÷ 480,099 shares of beneficial interest issued and outstanding)	$12.97

Class R4

Net asset value, offering price and redemption price per share,
($15,156 ÷ 1,168 shares of beneficial interest issued and outstanding)	$12.97

Class R5

Net asset value, offering price and redemption price per share,
($171,974 ÷ 13,243 shares of beneficial interest issued and outstanding)	$12.99

Class R6

Net asset value, offering price and redemption price per share,
($7,593,543 ÷ 585,180 shares of beneficial interest issued and outstanding)	$12.98

Net Asset Values Per Share may not recalculate due to rounding.

See Notes to Financial Statements.

106

Prudential Day One 2055 Fund

Statement of Operations (unaudited)

Six Months Ended January 31, 2021

Net Investment Income (Loss)

Affiliated dividend income	$ 157,677

Expenses
Management fee	1,242
Distribution fee(a)	2,989
Shareholder servicing fees (including affiliated expense of $2,691)(a)	2,769
Custodian and accounting fees	43,716
Registration fees(a)	37,143
Audit fee	8,938
Legal fees and expenses	8,876
Trustees’ fees	5,454
Transfer agent’s fees and expenses (including affiliated expense of $4,667)(a)	4,855
Shareholders’ reports	3,381
Miscellaneous	7,870

Total expenses	127,233
Less: Fee waiver and/or expense reimbursement(a)	(123,197)

Net expenses	4,036

Net investment income (loss)	153,641

Realized And Unrealized Gain (Loss) On Affiliated Investments

Net realized gain (loss) on investment transactions	7,350
Net capital gain distributions received	77,612

84,962

Net change in unrealized appreciation (depreciation) on investments	1,635,324

Net gain (loss) on investment transactions	1,720,286

Net Increase (Decrease) In Net Assets Resulting From Operations	$1,873,927

(a)   Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	37	197	2,755	—	—	—
Shareholder servicing fees	2	13	2,754	—	—	—
Registration fees	6,189	6,198	6,189	6,189	6,189	6,189
Transfer agent’s fees and expenses	38	571	3,608	21	181	436
Fee waiver and/or expense reimbursement	(6,316)	(7,682)	(43,738)	(6,292)	(7,352)	(51,817)

See Notes to Financial Statements.

Prudential Day One Funds	107

Prudential Day One 2055 Fund

Statements of Changes in Net Assets  (unaudited)

	Six Months Ended January 31, 2021	Year Ended July 31, 2020
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$153,641	$166,983
Net realized gain (loss) on investment transactions	7,350	(557,257)
Net capital gain distributions received	77,612	114,219
Net change in unrealized appreciation (depreciation) on investments	1,635,324	665,115

Net increase (decrease) in net assets resulting from operations	1,873,927	389,060

Dividends and Distributions
Distributions from distributable earnings
Class R1	(257)	(727)
Class R2	(3,101)	(3,221)
Class R3	(119,571)	(208,411)
Class R4	(309)	(658)
Class R5	(3,582)	(5,946)
Class R6	(164,160)	(222,386)

	(290,980)	(441,349)

Fund share transactions
Net proceeds from shares sold	2,432,905	5,101,081
Net asset value of shares issued in reinvestment of dividends and distributions	290,980	441,349
Cost of shares purchased	(743,597)	(2,382,606)

Net increase (decrease) in net assets from Fund share transactions	1,980,288	3,159,824

Total increase (decrease)	3,563,235	3,107,535

Net Assets:

Beginning of period	10,622,365	7,514,830

End of period	$14,185,600	$10,622,365

See Notes to Financial Statements.

108

Prudential Day One 2060 Fund

Schedule of Investments (unaudited)

as of January 31, 2021

Description	Shares	Value

LONG-TERM INVESTMENTS 99.9%

AFFILIATED MUTUAL FUNDS
PGIM Global Real Estate Fund (Class R6)	12,579	$280,773
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	20,577	347,951
PGIM QMA Commodity Strategies Fund (Class R6)*	21,514	213,200
PGIM QMA Emerging Markets Equity Fund (Class R6)	45,463	607,847
PGIM QMA International Developed Markets Index Fund (Class R6)	119,250	1,583,644
PGIM QMA Large-Cap Core Equity Fund (Class R6)	101,304	1,777,879
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	58,366	696,308
PGIM QMA US Broad Market Index Fund (Class R6)	68,593	1,149,618
PGIM Total Return Bond Fund (Class R6)	20,915	312,475

TOTAL LONG-TERM INVESTMENTS (cost $6,014,723)		6,969,695

SHORT-TERM INVESTMENT 1.3%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $93,171)	93,171	93,171

TOTAL INVESTMENTS 101.2% (cost $6,107,894)(wd)		7,062,866
Liabilities in excess of other assets (1.2)%		(87,150)

NET ASSETS 100.0%		$6,975,716

Below is a list of the abbreviation(s) used in the semiannual report:

LIBOR—London Interbank Offered Rate

*	Non-income producing security.
(wd)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Day One Funds	109

Prudential Day One 2060 Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2021

The following is a summary of the inputs used as of January 31, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Affiliated Mutual Funds.	$7,062,866	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2021 were as follows:

Large Cap	25.5%
International Developed Markets	22.7
Broad Market	16.5
Mid Cap	10.0
Emerging Markets	8.7
Small Cap	5.0
Total Return Bond	4.5
Real Estate	4.0

Commodity	3.0%
Short Term	1.3

101.2
Liabilities in excess of other assets	(1.2)

100.0%

See Notes to Financial Statements.

110

Prudential Day One 2060 Fund

Statement of Assets & Liabilities  (unaudited)

as of January 31, 2021

Assets

Affiliated investments (cost $6,107,894)	$7,062,866
Receivable for Fund shares sold	55,396
Receivable for investments sold	38,837
Due from Manager	17,609
Prepaid expenses	1,975

Total Assets	7,176,683

Liabilities

Payable for investments purchased	92,501
Payable to custodian	63,297
Custodian and accounting fees payable	22,143
Accrued expenses and other liabilities	19,335
Payable for Fund shares purchased	1,333
Trustees’ fees payable	945
Affiliated transfer agent fee payable	708
Distribution fee payable	361
Affiliated shareholder servicing fees payable	344

Total Liabilities	200,967

Net Assets	$6,975,716

Net assets were comprised of:
Shares of beneficial interest, at par	$523
Paid-in capital in excess of par	6,262,751
Total distributable earnings (loss)	712,442

Net assets, January 31, 2021	$6,975,716

See Notes to Financial Statements.

Prudential Day One Funds	111

Prudential Day One 2060 Fund

Statement of Assets & Liabilities  (unaudited)  (continued)

as of January 31, 2021

Class R1

Net asset value, offering price and redemption price per share,
($14,795 ÷ 1,114 shares of beneficial interest issued and outstanding)	$13.28

Class R2

Net asset value, offering price and redemption price per share,
($1,269,562 ÷ 95,449 shares of beneficial interest issued and outstanding)	$13.30

Class R3

Net asset value, offering price and redemption price per share,
($1,024,547 ÷ 76,875 shares of beneficial interest issued and outstanding)	$13.33

Class R4

Net asset value, offering price and redemption price per share,
($15,106 ÷ 1,133 shares of beneficial interest issued and outstanding)	$13.33

Class R5

Net asset value, offering price and redemption price per share,
($147,037 ÷ 11,021 shares of beneficial interest issued and outstanding)	$13.34

Class R6

Net asset value, offering price and redemption price per share,
($4,504,669 ÷ 337,408 shares of beneficial interest issued and outstanding)	$13.35

 Net Asset Values Per Share may not recalculate due to rounding.

See Notes to Financial Statements.

112

Prudential Day One 2060 Fund

Statement of Operations (unaudited)

Six Months Ended January 31, 2021

Net Investment Income (Loss)

Affiliated dividend income	$65,784

Expenses
Management fee	502
Distribution fee(a)	1,796
Shareholder servicing fees (including affiliated expense of $845)(a)	845
Custodian and accounting fees	43,773
Registration fees(a)	37,141
Audit fee	8,936
Legal fees and expenses	8,876
Trustees’ fees	5,445
Shareholders’ reports	3,282
Transfer agent’s fees and expenses (including affiliated expense of $1,888)(a)	2,196
Miscellaneous	7,857

Total expenses	120,649
Less: Fee waiver and/or expense reimbursement(a)	(118,960)

Net expenses	1,689

Net investment income (loss)	64,095

Realized And Unrealized Gain (Loss) On Affiliated Investments

Net realized gain (loss) on investment transactions	(10,334)
Net capital gain distributions received	32,196

21,862

Net change in unrealized appreciation (depreciation) on investments	663,681

Net gain (loss) on investment transactions	685,543

Net Increase (Decrease) In Net Assets Resulting From Operations	$749,638

(a)	Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	35	1,336	425	—	—	—
Shareholder servicing fees	—	444	401	—	—	—
Registration fees	6,189	6,193	6,189	6,190	6,190	6,190
Transfer agent’s fees and expenses	21	1,049	581	21	134	390
Fee waiver and/or expense reimbursement	(6,432)	(24,340)	(20,364)	(6,436)	(8,222)	(53,166)

See Notes to Financial Statements.

Prudential Day One Funds	113

Prudential Day One 2060 Fund

Statements of Changes in Net Assets  (unaudited)

	Six Months Ended January 31, 2021	Year Ended July 31, 2020
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$64,095	$52,254
Net realized gain (loss) on investment transactions	(10,334)	(183,884)
Net capital gain distributions received	32,196	33,904
Net change in unrealized appreciation (depreciation) on investments	663,681	233,729

Net increase (decrease) in net assets resulting from operations	749,638	136,003

Dividends and Distributions
Distributions from distributable earnings
Class R1	(156)	(493)
Class R2	(15,188)	(21,784)
Class R3	(13,805)	(16,672)
Class R4	(225)	(527)
Class R5	(2,122)	(3,345)
Class R6	(74,352)	(69,384)

	(105,848)	(112,205)

Fund share transactions
Net proceeds from shares sold	2,834,355	2,601,249
Net asset value of shares issued in reinvestment of dividends and distributions	105,848	112,205
Cost of shares purchased	(457,016)	(1,071,465)

Net increase (decrease) in net assets from Fund share transactions	2,483,187	1,641,989

Total increase (decrease)	3,126,977	1,665,787

Net Assets:
Beginning of period	3,848,739	2,182,952

End of period	$6,975,716	$3,848,739

See Notes to Financial Statements.

114

Prudential Day One 2065 Fund

Schedule of Investments (unaudited)

as of January 31, 2021

Description	Shares	Value

LONG-TERM INVESTMENTS 99.9%

AFFILIATED MUTUAL FUNDS
PGIM Global Real Estate Fund (Class R6)	664	$14,818
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	1,086	18,362
PGIM QMA Commodity Strategies Fund (Class R6)*	1,135	11,252
PGIM QMA Emerging Markets Equity Fund (Class R6)	2,454	32,804
PGIM QMA International Developed Markets Index Fund (Class R6)	6,624	87,966
PGIM QMA Large-Cap Core Equity Fund (Class R6)	5,346	93,821
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	3,080	36,745
PGIM QMA US Broad Market Index Fund (Class R6)	3,620	60,666
PGIM Total Return Bond Fund (Class R6)	753	11,244

TOTAL LONG-TERM INVESTMENTS (cost $329,175)		367,678

SHORT-TERM INVESTMENT 0.5%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $1,908)	1,908	1,908

TOTAL INVESTMENTS 100.4% (cost $331,083)(wd)		369,586
Liabilities in excess of other assets (0.4)%		(1,581)

NET ASSETS 100.0%		$368,005

Below is a list of the abbreviation(s) used in the semiannual report:

LIBOR—London Interbank Offered Rate

*	Non-income producing security.
(wd)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Day One Funds	115

Prudential Day One 2065 Fund

Schedule of Investments (unaudited) (continued)

as of January 31, 2021

The following is a summary of the inputs used as of January 31, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Affiliated Mutual Funds	$369,586	$—	$—

Investment Allocation:

The investment allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2021 were as follows:

Large Cap	25.5%
International Developed Markets	23.9
Broad Market	16.5
Mid Cap	10.0
Emerging Markets	8.9
Small Cap	5.0
Real Estate	4.0
Commodity	3.1

Total Return Bond	3.0%
Short Term	0.5

100.4
Liabilities in excess of other assets	(0.4)

100.0%

See Notes to Financial Statements.

116

Prudential Day One 2065 Fund

Statement of Assets & Liabilities (unaudited)

as of January 31, 2021

Assets

Affiliated investments (cost $331,083)	$369,586
Due from Manager	37,226
Receivable for investments sold	2,035
Receivable for Fund shares sold	262
Prepaid expenses	2,051

Total Assets	411,160

Liabilities

Custodian and accounting fees payable	15,257
Audit fee payable	8,815
Legal fees and expenses payable	4,790
Registration fees payable	3,622
Shareholders’ reports payable	3,591
Payable for investments purchased	2,247
Accrued expenses and other liabilities	2,202
Payable to custodian	1,576
Trustees’ fees payable	945
Affiliated transfer agent fee payable	73
Payable for Fund shares purchased	26
Distribution fee payable	11

Total Liabilities	43,155

Net Assets	$368,005

Net assets were comprised of:
Shares of beneficial interest, at par	$33
Paid-in capital in excess of par	336,099
Total distributable earnings (loss)	31,873

Net assets, January 31, 2021	$368,005

See Notes to Financial Statements.

Prudential Day One Funds	117

Prudential Day One 2065 Fund

Statement of Assets & Liabilities  (unaudited)  (continued)

as of January 31, 2021

Class R1
Net asset value, offering price and redemption price per share,
($11,241 ÷ 1,010 shares of beneficial interest issued and outstanding)	$11.13

Class R2
Net asset value, offering price and redemption price per share,
($22,222 ÷ 1,995 shares of beneficial interest issued and outstanding)	$11.14

Class R3
Net asset value, offering price and redemption price per share,
($11,292 ÷ 1,014 shares of beneficial interest issued and outstanding)	$11.14

Class R4
Net asset value, offering price and redemption price per share,
($11,304 ÷ 1,015 shares of beneficial interest issued and outstanding)	$11.14

Class R5
Net asset value, offering price and redemption price per share,
($12,512 ÷ 1,122 shares of beneficial interest issued and outstanding)	$11.15

Class R6
Net asset value, offering price and redemption price per share,
($299,434 ÷ 26,859 shares of beneficial interest issued and outstanding)	$11.15

Net Asset Values Per Share may not recalculate due to rounding.

See Notes to Financial Statements.

118

Prudential Day One 2065 Fund

Statement of Operations (unaudited)

Six Months Ended January 31, 2021

Net Investment Income (Loss)
Affiliated dividend income	$3,259

Expenses
Management fee	25
Distribution fee(a)	52
Registration fees(a)	38,073
Custodian and accounting fees	29,212
Audit fee	8,936
Legal fees and expenses	8,535
Trustees’ fees	5,445
Shareholders’ reports	3,151
Transfer agent’s fees and expenses (including affiliated expense of $214)(a)	379
Miscellaneous	6,604

Total expenses	100,412
Less: Fee waiver and/or expense reimbursement(a)	(100,420)

Net expenses	(8)

Net investment income (loss)	3,267

Realized And Unrealized Gain (Loss) On Affiliated Investments
Net realized gain (loss) on investment transactions	(2,131)
Net capital gain distributions received	1,603

(528)

Net change in unrealized appreciation (depreciation) on investments	34,014

Net gain (loss) on investment transactions	33,486

Net Increase (Decrease) In Net Assets Resulting From Operations	$36,753

(a)   Class specific expenses and waivers were as follows:

	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6
Distribution fee	26	20	6	—	—	—
Registration fees	6,340	6,340	6,341	6,341	6,370	6,341
Transfer agent’s fees and expenses	22	61	22	22	43	209
Fee waiver and/or expense reimbursement	(9,120)	(10,556)	(9,129)	(9,131)	(9,483)	(53,001)

See Notes to Financial Statements.

Prudential Day One Funds	119

Prudential Day One 2065 Fund

Statement of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2021	December 16, 2019* through July 31, 2020
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$3,267	$243
Net realized gain (loss) on investment transactions	(2,131)	(5,872)
Net capital gain distributions received	1,603	285
Net change in unrealized appreciation (depreciation) on investments	34,014	4,489

Net increase (decrease) in net assets resulting from operations	36,753	(855)

Dividends and Distributions
Distributions from distributable earnings
Class R1	(59)	(46)
Class R2	(136)	(47)
Class R3	(97)	(48)
Class R4	(107)	(48)
Class R5	(129)	(49)
Class R6	(3,223)	(49)

	(3,751)	(287)

Fund share transactions
Net proceeds from shares sold	212,779	195,364
Net asset value of shares issued in reinvestment of dividends and distributions	3,751	287
Cost of shares purchased	(73,834)	(2,202)

Net increase (decrease) in net assets from Fund share transactions	142,696	193,449

Total increase (decrease)	175,698	192,307

Net Assets:
Beginning of period	192,307	—

End of period	$368,005	$192,307

*	Commencement of operations.

See Notes to Financial Statements.

120

Notes to Financial Statements (unaudited)

1.     Organization

Prudential Investment Portfolios 5 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust currently consists of fifteen series: Prudential Day One Income Fund, Prudential Day One 2015 Fund, Prudential Day One 2020 Fund, Prudential Day One 2025 Fund, Prudential Day One 2030 Fund, Prudential Day One 2035 Fund, Prudential Day One 2040 Fund, Prudential Day One 2045 Fund, Prudential Day One 2050 Fund, Prudential Day One 2055 Fund, Prudential Day One 2060 Fund, Prudential Day One 2065 Fund, PGIM 60/40 Allocation Fund, PGIM Jennison Diversified Growth Fund and PGIM Jennison Rising Dividend Fund.

These financial statements relate only to the Prudential Day One Income Fund, Prudential Day One 2015 Fund, Prudential Day One 2020 Fund, Prudential Day One 2025 Fund, Prudential Day One 2030 Fund, Prudential Day One 2035 Fund, Prudential Day One 2040 Fund, Prudential Day One 2045 Fund, Prudential Day One 2050 Fund, Prudential Day One 2055 Fund, Prudential Day One 2060 Fund and Prudential Day One 2065 Fund (each a “Fund” and collectively referred to as the “Day One Funds”). The Day One Funds are classified as diversified funds for purposes of the 1940 Act.

The investment objective of each of the Day One Funds is to seek a balance between growth and conservation of capital. Each Day One Fund seeks to achieve its objective by investing in a combination of mutual funds in the PGIM fund family (each, an “underlying fund”). Each of the Day One Funds is typically referred to as a “Fund of Funds” because it invests in other mutual funds.

2.     Accounting Policies

The Day One Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Day One Funds in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Day One Funds consistently follow such policies in the preparation of their financial statements.

Securities Valuation: The Day One Funds hold securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Day One Funds’ investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which

Prudential Day One Funds	121

Notes to Financial Statements (unaudited) (continued)

fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Day One Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. A record of the Valuation Committee’s actions is subject to the Board’s review at its first quarterly meeting following the quarter in which such actions take place.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Day One Funds’ foreign investments may change on days when investors cannot purchase or redeem Day One Funds shares.

Various inputs determine how each Day One Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurements and Disclosures.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed

122

reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is each of the Day One Funds’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Prudential Day One Income Fund expects to pay dividends from net investment income quarterly. All other Day One Funds expect to pay dividends from net investment income annually. Each Day One Fund declares and pays its net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.     Agreements

The Trust, on behalf of the Day One Funds, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services.

Prudential Day One Funds	123

Notes to Financial Statements (unaudited) (continued)

The Manager has entered into a subadvisory agreement with QMA LLC (“QMA”). The Manager, and not the Fund, pays for the services of QMA.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.02% of each of the Day One Funds’ average daily net assets. All amounts paid or payable by the Day One Funds to the Manager, under the agreement, are reflected in the Statement of Operations.

The Manager has contractually agreed, through November 30, 2021, to limit total annual operating expenses after fee waivers and/or expense reimbursements to 1.15% of average daily net assets for Class R1 shares, 0.90% of average daily net assets for Class R2 shares, 0.75% of average daily net assets for Class R3 shares, 0.65% of average daily net assets for Class R4 shares, 0.55% of average daily net assets for Class R5 shares, and 0.40% of average daily net assets for Class R6 shares. This contractual waiver includes acquired fund fees and expenses, and excludes Fund and any acquired fund interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This waiver may not be terminated prior to November 30, 2021 without the prior approval of the Fund’s Board.

The Trust, on behalf of the Day One Funds, has a distribution agreement, pursuant to Rule 12b-1 under the 1940 Act, with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class R1, Class R2, Class R3, Class R4, Class R5 and Class R6 shares of the Day One Funds. The Day One Funds compensate PIMS for distributing and servicing the Day One Funds’ Class R1, Class R2 and Class R3 shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class R4, Class R5 and Class R6 shares of the Day One Funds.

Pursuant to the Distribution Plans, the Day One Funds compensate PIMS for distribution related activities at an annual rate of up to 0.50%, 0.25% and 0.10% of the average daily net assets of the Class R1, Class R2 and Class R3 shares, respectively.

The Day One Funds have adopted a Shareholder Services Plan with respect to Class R1,

124

Class R2, Class R3 and Class R4 shares. Under the terms of the Shareholder Services Plan, each Fund’s Class R1, Class R2, Class R3 and Class R4 shares are authorized to pay to Prudential Mutual Fund Services LLC (“PMFS”), its affiliates or third-party service providers, as compensation for services rendered to the shareholders of such Class R1, Class R2, Class R3 or Class R4 shares, a shareholder service fee at an annual rate of up to 0.10% of the average daily net assets attributable to Class R1, Class R2, Class R3 and Class R4 shares. The shareholder service fee is accrued daily and paid monthly, as applicable.

PGIM Investments, PIMS, QMA and PMFS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

PMFS serves as the Day One Funds’ transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Day One Funds may invest their overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Through the Day One Funds’ investments in the mentioned underlying fund, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. In addition to the realized and unrealized gains on investments in the Core Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income”.

5.	Investments in Affiliated Issuers

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended January 31, 2021, were as follows:

Fund	Cost of Purchases	Proceeds from Sales
Prudential Day One Income Fund	$8,673,040	$3,509,511
Prudential Day One 2015 Fund	5,011,741	2,734,697
Prudential Day One 2020 Fund	16,113,220	11,451,822
Prudential Day One 2025 Fund	25,844,005	12,776,585
Prudential Day One 2030 Fund	24,935,368	12,442,882
Prudential Day One 2035 Fund	15,008,975	11,235,977
Prudential Day One 2040 Fund	15,222,481	8,417,219
Prudential Day One 2045 Fund	10,457,438	4,919,862
Prudential Day One 2050 Fund	6,721,409	3,146,624
Prudential Day One 2055 Fund	3,456,967	1,539,711
Prudential Day One 2060 Fund	3,165,443	694,587
Prudential Day One 2065 Fund	234,911	91,260

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the reporting period ended January 31, 2021, is presented as follows:

Prudential Day One Funds	125

Notes to Financial Statements (unaudited) (continued)

Prudential Day One Income Fund:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions

Long-Term Investments - Affiliated Mutual Funds(wd) :

PGIM Core Conservative Bond Fund (Class R6)
$3,408,580	$1,597,019	$343,962	$(112,036)	$(3,592)	$4,546,009	432,953	$40,797	$39,903

PGIM Global Real Estate Fund (Class R6)
1,273,590	588,395	562,051	107,444	(3,702)	1,403,676	62,889	13,684	—

PGIM Jennison Small-Cap Core Equity Fund (Class R6)
212,511	94,935	110,202	71,457	9,562	278,263	16,455	—	11,051

PGIlM QMA Commodity Strategies Fund (Class R6)*
1,069,862	373,623	247,782	239,721	(14,333)	1,421,091	143,400	—	—

PGIM QMA International Developed Markets Index Fund (Class R6)
1,039,860	435,518	299,074	197,348	15,286	1,388,938	104,589	21,663	—

PGIM QMA Large-Cap Core Equity Fund (Class R6)
2,358,627	1,234,192	624,886	284,271	10,359	3,262,563	185,901	42,030	33,980

PGIM QMA Mid-Cap Core Equity Fund (Class R6)
211,588	98,468	88,405	50,695	6,102	278,448	23,340	2,019	—

PGIM QMA US Broad Market Index Fund (Class R6)
1,284,716	653,175	379,098	188,415	8,419	1,755,627	104,751	20,236	11,236

PGIM TIPS Fund (Class R6)
4,910,065	2,090,188	502,421	28,187	(1,729)	6,524,290	608,609	60,679	56,522

PGIM Total Return Bond Fund (Class R6)
3,411,071	1,507,527	351,630	(20,332)	(2,086)	4,544,550	304,187	60,230	—

$19,180,470	$8,673,040	$3,509,511	$1,035,170	$24,286	$25,403,455		$261,338	$152,692

Short-Term Investments - Affiliated Mutual Fund(wd) :
PGIM Core Ultra Short Bond Fund
$ 2,165,577	$1,141,969	$365,331	$—	$—	$2,942,215	2,942,215	$3,317	$—

$21,346,047	$9,815,009	$3,874,842	$1,035,170	$24,286	$28,345,670		$264,655	$152,692

Prudential Day One 2015 Fund:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions

Long-Term Investments - Affiliated Mutual Funds(wd) :

PGIM Core Conservative Bond Fund (Class R6)
$ 1,732,264	$ 796,924	$ 321,711	$ (54,378)	$ (3,988)	$ 2,149,111	204,677	$ 20,563	$19,897

126

Prudential Day One 2015 Fund (cont’d.):

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions

PGIM Global Real Estate Fund (Class R6)
$ 739,665	$324,784	$340,263	$64,537	$(7,991)	$780,732	34,979	$8,114	$—

PGIM Jennison Small-Cap Core Equity Fund (Class R6)
123,421	51,279	67,145	37,043	10,181	154,779	9,153	—	6,359

PGIM QMA Commodity Strategies Fund (Class R6)*
621,352	204,624	165,875	135,309	(5,053)	790,357	79,753	—	—

PGIM QMA International Developed Markets Index Fund (Class R6)
724,701	282,737	255,852	127,896	16,713	896,195	67,485	14,960	—

PGIM QMA Large-Cap Core Equity Fund (Class R6)
1,494,361	811,644	445,585	179,047	7,918	2,047,385	116,660	26,389	21,335

PGIM QMA Mid-Cap Core Equity Fund (Class R6)
245,769	105,081	137,608	48,351	17,193	278,786	23,368	2,324	—

PGIM QMA US Broad Market Index Fund (Class R6)
870,486	391,756	279,563	124,881	8,477	1,116,037	66,589	13,587	7,545

PGIM TIPS Fund (Class R6)
2,727,657	1,177,838	417,040	16,635	(2,697)	3,502,393	326,716	34,297	30,810

PGIM Total Return Bond Fund (Class R6)
1,981,229	865,074	304,055	(12,751)	(1,916)	2,527,581	169,182	34,888	—

$11,260,905	$5,011,741	$2,734,697	$666,570	$38,837	$14,243,356		$155,122	$85,946

Short-Term Investments - Affiliated Mutual Fund(wd) :
PGIM Core Ultra Short Bond Fund
$1,160,478	$632,847	$325,475	$—	$—	$1,467,850	1,467,850	$1,748	$—

$12,421,383	$5,644,588	$3,060,172	$666,570	$38,837	$15,711,206		$156,870	$85,946

Prudential Day One 2020 Fund:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions

Long-Term Investments - Affiliated Mutual Funds(wd) :

PGIM Core Conservative Bond Fund (Class R6)
$ 7,019,471	$2,546,734	$1,032,365	$(216,510)	$(5,860)	$8,311,470	791,569	$78,036	$72,018

PGIM Global Real Estate Fund (Class R6)
3,497,028	969,528	1,346,941	301,379	(55,433)	3,365,561	150,787	35,076	—

PGIM Jennison Small-Cap Core Equity Fund (Class R6)
583,479	148,079	267,241	164,106	38,745	667,168	39,454	—	26,878

PGIM QMA Commodity Strategies Fund (Class R6)*
2,937,238	563,510	658,615	608,424	(43,119)	3,407,438	343,838	—	—

Prudential Day One Funds	127

Notes to Financial Statements (unaudited) (continued)

Prudential Day One 2020 Fund (cont’d.):

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions

PGIM QMA International Developed Markets Index Fund (Class R6)
$ 3,996,561	$964,451	$1,166,434	$667,764	$66,636	$4,528,978	341,038	$73,764	$—

PGIM QMA Large-Cap Core Equity Fund (Class R6)
9,420,404	2,401,119	2,331,738	1,000,682	73,134	10,563,601	601,915	148,531	120,084

PGIM QMA Mid-Cap Core Equity Fund (Class R6)
1,161,943	310,808	416,107	240,413	38,170	1,335,227	111,922	9,801	—

PGIM QMA US Broad Market Index Fund (Class R6)
4,703,404	1,468,708	1,222,426	626,209	36,552	5,612,447	334,872	65,552	36,400

PGIM TIPS Fund (Class R6)
11,723,121	3,802,991	1,707,907	59,871	(2,870)	13,875,206	1,294,329	135,449	118,276

PGIM Total Return Bond Fund (Class R6)
8,781,022	2,937,292	1,302,048	(59,639)	(4,663)	10,351,964	692,903	144,058	—

$53,823,671	$16,113,220	$11,451,822	$3,392,699	$141,292	$62,019,060		$690,267	$373,656

Short-Term Investments - Affiliated Mutual Fund(wd) :
PGIM Core Ultra Short Bond Fund
$4,789,535	$1,710,697	$911,485	$—	$—	$5,588,747	5,588,747	$6,814	$—

$58,613,206	$17,823,917	$12,363,307	$3,392,699	$141,292	$67,607,807		$697,081	$373,656

Prudential Day One 2025 Fund:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions

Long-Term Investments - Affiliated Mutual Funds(wd) :

PGIM Core Conservative Bond Fund (Class R6)
$ 6,339,245	$2,821,920	$952,822	$(201,285)	$(7,911)	$7,999,147	761,824	$72,733	$70,510

PGIM Global Real Estate Fund (Class R6)
4,210,982	1,540,714	1,571,473	396,596	(86,165)	4,490,654	201,194	43,973	—

PGIM Jennison Small-Cap Core Equity Fund (Class R6)
702,599	254,951	319,404	221,466	30,817	890,429	52,657	—	34,479

PGIM QMA Commodity Strategies Fund (Class R6)*
3,536,792	1,023,115	727,361	759,206	(45,284)	4,546,468	458,776	—	—

PGIM QMA International Developed Markets Index Fund (Class R6)
6,188,016	2,046,229	1,763,617	1,107,308	65,228	7,643,164	575,539	121,710	—

128

Prudential Day One 2025 Fund (cont’d.):

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions

PGIM QMA Large-Cap Core Equity Fund (Class R6)
$ 12,761,102	$5,273,229	$2,586,918	$1,465,137	$37,217	$16,949,767	965,799	$212,293	$171,635

PGIM QMA Mid-Cap Core Equity Fund (Class R6)
1,399,183	514,899	480,664	323,688	24,794	1,781,900	149,363	12,454	—

PGIM QMA US Broad Market Index Fund (Class R6)
6,371,381	2,330,299	1,421,320	886,765	34,626	8,201,751	489,365	93,692	52,026

PGIM TIPS Fund (Class R6)
13,410,374	5,589,955	1,641,661	73,175	(7,304)	17,424,539	1,625,423	160,229	146,677

!PGIM Total Return Bond Fund (Class R6)
10,573,359	4,448,694	1,311,345	(73,360)	(6,942)	13,630,406	912,343	179,745	—

$ 65,493,033	$25,844,005	$12,776,585	$4,958,696	$39,076	$83,558,225		$896,829	$475,327

Short-Term Investments - Affiliated Mutual Fund(wd) :
PGIM Core Ultra Short Bond Fund
$ 5,031,484	$2,456,117	$809,325	$—	$—	$6,678,276	6,678,276	$7,424	$—

$70,524,517	$28,300,122	$13,585,910	$4,958,696	$39,076	$90,236,501		$904,253	$475,327

Prudential Day One 2030 Fund:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions

Long-Term Investments - Affiliated Mutual Funds(wd) :

PGIM Core Conservative Bond Fund (Class R6)
$ 4,332,058	$2,110,400	$1,036,130	$(132,342)	$(9,899)	$5,264,087	501,342	$50,058	$48,997

PGIM Global Real Estate Fund (Class R6)
3,699,748	1,390,463	1,292,222	330,775	(65,429)	4,063,335	182,049	39,208	—

PGIM Jennison Small-Cap Core Equity Fund (Class R6)
1,234,608	418,780	644,306	355,941	85,214	1,450,237	85,762	—	62,006

PGIM QMA Commodity Strategies Fund (Class R6)*
2,486,120	902,631	445,518	542,506	(30,052)	3,455,687	348,707	—	—

PGIM QMA Emerging Markets Equity Fund (Class R6)
1,229,191	372,234	548,565	197,005	29,644	1,279,509	95,700	21,850	—

PGIM QMA International Developed Markets Index Fund (Class R6)
6,644,152	2,328,669	1,701,423	1,217,638	35,057	8,524,093	641,874	133,732	—

PGIM QMA Large-Cap Core Equity Fund (Class R6)
13,703,569	4,596,543	2,690,584	1,560,246	23,479	17,193,253	979,673	234,187	189,336

PGIM QMA Mid-Cap Core Equity Fund (Class R6)
1,843,667	1,184,959	594,468	454,258	13,762	2,902,178	243,267	16,860	—

Prudential Day One Funds	129

Notes to Financial Statements (unaudited) (continued)

Prudential Day One 2030 Fund (cont’d.):

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)		Realized Gain (Loss)		Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions

PGIM QMA US Broad Market Index Fund (Class R6)
$7,464,317	$2,884,088	$1,330,428	$1,038,758		$26,431		$10,083,166	601,621	$112,751	$62,608

PGIM TIPS Fund (Class R6)
8,061,484	4,654,430	1,101,706	51,763		(5,172)		11,660,799	1,087,761	98,295	89,665

PGIM Total Return Bond Fund (Class R6)
8,051,271	4,092,171	1,057,532	(59,951)		(7,912)		11,018,047	737,486	140,266	—

$58,750,185	$24,935,368	$12,442,882	$5,556,597		$95,123		$76,894,391		$847,207	$452,612

Short-Term Investments - Affiliated Mutual Fund(wd) :
PGIM Core Ultra Short Bond Fund
$3,110,824	$2,283,796	$638,870	$—		$—		$4,755,750	4,755,750	$4,810	$—

$61,861,009	$27,219,164	$13,081,752	$5,556,597		$95,123		$81,650,141		$852,017	$452,612

Prudential Day One 2035 Fund:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)		Realized Gain (Loss)		Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions

Long-Term Investments - Affiliated Mutual Funds(wd) :

PGIM Core Conservative Bond Fund (Class R6)
$ 2,523,359	$1,193,297	$462,217	$(78,562	)$	(3,875	)$3,172,002		302,095	$28,344	$26,540

PGIM Global Real Estate Fund (Class R6)
2,514,277	650,878	803,617	220,928		(50,911)		2,531,555	113,421	25,352	—

PGIM Jennison Small-Cap Core Equity Fund (Class R6)
1,006,819	245,649	408,326	293,732		57,291		1,195,165	70,678	—	46,806

PGIM QMA Commodity Strategies Fund (Class R6)*
2,027,435	439,537	418,123	415,322		(23,373)		2,440,798	246,296	—	—

PGIM QMA Emerging Markets Equity Fund (Class R6)
1,503,595	305,216	419,179	245,939		25,418		1,660,989	124,233	24,901	—

PGIM QMA International Developed Markets Index Fund (Class R6)
6,403,332	1,727,610	1,295,353	1,136,841		19,323		7,991,753	601,789	119,278	—

PGIM QMA Large-Cap Core Equity Fund (Class R6)
13,715,153	3,105,563	3,037,798	1,481,556		60,629		15,325,103	873,225	218,353	176,535

PGIM QMA Mid-Cap Core Equity Fund (Class R6)
2,004,675	1,011,424	636,375	483,573		6,380		2,869,677	240,543	17,079	—

130

Prudential Day One 2035 Fund (cont’d.):

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions

PGIM QMA US Broad Market Index Fund (Class R6)
$ 8,116,221	$1,742,138	$2,019,634	$1,039,967	$93,957	$8,972,649	535,361	$114,214	$63,421

PGIM TIPS Fund (Class R6)
4,551,336	2,218,436	823,008	25,690	(4,106)	5,968,348	556,749	52,923	47,032

PGIM Total Return Bond Fund (Class R6)
5,050,438	2,369,227	912,347	(37,448)	(6,020)	6,463,850	432,654	83,953	—

$49,416,640	$15,008,975	$11,235,977	$5,227,538	$174,713	$58,591,889		$684,397	$360,334

Short-Term Investments—Affiliated Mutual Fund(wd) :
PGIM Core Ultra Short Bond Fund
$ 1,071,362	$979,961	$418,244	$—	$—	$1,633,079	1,633,079	$1,585	$—

$50,488,002	$15,988,936	$11,654,221	$5,227,538	$174,713	$60,224,968		$685,982	$360,334

Prudential Day One 2040 Fund:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions

Long-Term Investments - Affiliated Mutual Funds(wd) :

PGIM Core Conservative Bond Fund (Class R6)
$ 1,728,699	$965,256	$256,262	$(57,026)	$(2,280)	$2,378,387	226,513	$20,378	$19,573

PGIM Global Real Estate Fund (Class R6)
2,153,081	698,069	766,776	186,236	(32,350)	2,238,259	100,280	22,960	—

PGIM Jennison Small-Cap Core Equity Fund (Class R6)
1,293,281	386,043	595,872	382,250	87,630	1,553,332	91,859	—	64,538

PGIM QMA Commodity Strategies Fund (Class R6)*
1,736,176	456,128	279,028	368,049	(15,398)	2,265,927	228,651	—	—

PGIM QMA Emerging Markets Equity Fund (Class R6)
2,146,106	596,928	620,436	376,827	34,104	2,533,529	189,494	38,306	—

PGIM QMA International Developed Markets Index Fund (Class R6)
6,326,772	2,196,697	1,076,374	1,192,131	(4,235)	8,634,991	650,225	126,510	—

PGIM QMA Large-Cap Core Equity Fund (Class R6)
11,309,850	3,194,677	2,091,675	1,301,911	12,400	13,727,163	782,175	194,063	156,896

PGIM QMA Mid-Cap Core Equity Fund (Class R6)
3,004,066	1,167,252	827,399	759,813	3,259	4,106,991	344,257	27,586	—

PGIM QMA US Broad Market Index Fund (Class R6)
6,950,193	2,239,110	1,024,374	988,044	9,498	9,162,471	546,687	105,411	58,533

PGIM TIPS Fund (Class R6)
2,598,243	1,493,011	373,378	15,772	(2,182)	3,731,466	348,085	31,637	28,905

Prudential Day One Funds	131

Notes to Financial Statements (unaudited) (continued)

Prudential Day One 2040 Fund (cont’d.):

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions

PGIM Total Return Bond Fund (Class R6)
$ 3,459,952	$1,829,310	$505,645	$(25,776)	$(2,668)	$4,755,173	318,285	$60,209	$—

$42,706,419	$15,222,481	$8,417,219	$5,488,231	$87,778	$55,087,689		$627,060	$328,445

Short-Term Investments - Affiliated Mutual Fund(wd) :
PGIM Core Ultra Short Bond Fund
$ 500,154	$669,384	$225,520	$—	$—	$944,019	944,019	$744	$—

$43,206,573	$15,891,865	$8,642,739	$5,488,231	$87,778	$56,031,708		$627,804	$328,445

Prudential Day One 2045 Fund:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions

Long-Term Investments - Affiliated Mutual Funds(wd) :

PGIM Core Conservative Bond Fund (Class R6)
$ 889,737	$460,851	$365,817	$(24,856)	$(2,875)	$957,040	91,147	$9,953	$9,962

PGIM Global Real Estate Fund (Class R6)
1,477,575	500,689	501,947	128,964	(29,122)	1,576,159	70,616	15,583	—

PGIM Jennison Small-Cap Core Equity Fund (Class R6)
1,183,366	325,686	443,786	372,201	46,741	1,484,208	87,771	—	58,716

PGIM QMA Commodity Strategies Fund (Class R6)*
893,579	350,180	149,007	191,537	(9,722)	1,276,567	128,816	—	—

PGIM QMA Emerging Markets Equity Fund (Class R6)
1,767,363	572,187	424,627	323,625	11,593	2,250,141	168,298	30,626	—

PGIM QMA International Developed Markets Index Fund (Class R6)
5,210,536	1,655,125	641,066	941,790	5,261	7,171,646	540,034	103,673	—

PGIM QMA Large-Cap Core Equity Fund (Class R6)
7,761,248	2,217,627	829,570	877,782	(7,885)	10,019,202	570,895	129,341	104,570

PGIM QMA Mid-Cap Core Equity Fund (Class R6)
2,356,110	1,013,043	510,036	581,741	(2,271)	3,438,587	288,230	21,025	—

PGIM QMA US Broad Market Index Fund (Class R6)
5,067,602	1,397,153	519,343	699,389	3,126	6,647,927	396,654	74,646	41,449

PGIM TIPS Fund (Class R6)
594,347	704,741	108,709	4,562	(522)	1,194,419	111,420	7,137	6,544

132

Prudential Day One 2045 Fund (cont’d.):

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions

PGIM Total Return Bond Fund (Class R6)
$ 2,374,371	$1,260,156	$425,954	$(16,782)	$(2,828)	$3,188,963	213,451	$40,540	$—

$29,575,834	$10,457,438	$4,919,862	$4,079,953	$11,496	$39,204,859		$432,524	$221,241

Short-Term Investments - Affiliated Mutual Fund(wd) :
PGIM Core Ultra Short Bond Fund
$ 71,499	$247,389	$163,490	$—	$—	$155,398	155,398	$61	$—

$29,647,333	$10,704,827	$5,083,352	$4,079,953	$11,496	$39,360,257		$432,585	$221,241

Prudential Day One 2050 Fund:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions

Long-Term Investments - Affiliated Mutual Funds(wd) :

PGIM Core Conservative Bond Fund (Class R6)
$ 384,555	$198,045	$259,439	$(9,237)	$(1,828)	$312,096	29,723	$4,168	$4,329

PGIM Global Real Estate Fund (Class R6)
957,942	333,025	329,834	84,770	(17,883)	1,028,020	46,058	10,148	—

PGIM Jennison Small-Cap Core Equity Fund (Class R6)
767,202	215,875	239,867	257,949	17,862	1,019,021	60,261	—	38,232

PGIM QMA Commodity Strategies Fund (Class R6)*
579,331	188,298	104,241	123,352	(6,188)	780,552	78,764	—	—

PGIM QMA Emerging Markets Equity Fund (Class R6)
1,336,780	427,611	300,644	247,713	9,255	1,720,715	128,700	23,492	—

PGIM QMA International Developed Markets Index Fund (Class R6)
3,565,677	1,285,977	473,695	651,200	4,459	5,033,618	379,037	71,227	—

PGIM QMA Large-Cap Core Equity Fund (Class R6)
5,031,838	1,613,654	478,184	573,279	(1,416)	6,739,171	383,998	84,992	68,715

PGIM QMA Mid-Cap Core Equity Fund (Class R6)
1,718,448	492,371	340,214	423,169	3	2,293,777	192,270	15,529	—

PGIM QMA US Broad Market Index Fund (Class R6)
3,285,464	1,017,619	325,596	458,516	2,095	4,438,098	264,803	49,049	27,236

PGIM TIPS Fund (Class R6)
192,665	153,499	35,661	1,252	(149)	311,606	29,068	2,318	2,133

PGIM Total Return Bond Fund (Class R6)
1,346,926	795,435	259,249	(9,749)	(1,478)	1,871,885	125,294	23,198	—

$19,166,828	$6,721,409	$3,146,624	$2,802,214	$4,732	$25,548,559		$284,121	$140,645

Prudential Day One Funds	133

Notes to Financial Statements (unaudited)

(continued)

Prudential Day One 2050 Fund (cont’d.):

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Fund(wd) :
PGIM Core Ultra Short Bond Fund
$ 65,391	$292,096	$155,831	$—	$—	$201,656	201,656	$50	$—

$19,232,219	$7,013,505	$3,302,455	$2,802,214	$4,732	$25,750,215		$284,171	$140,645

Prudential Day One 2055 Fund:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions

Long-Term Investments - Affiliated Mutual Funds(wd) :

PGIM Global Real Estate Fund (Class R6)
$ 530,862	$180,528	$177,031	$47,144	$(10,792)	$570,711	25,570	$5,559	$—

PGIM Jennison Small-Cap Core Equity Fund (Class R6)
531,446	134,394	175,489	170,969	17,551	678,871	40,146	—	26,427

PGIM QMA Commodity Strategies Fund (Class R6)*
321,033	103,462	55,875	68,113	(3,415)	433,318	43,725	—	—

PGIM QMA Emerging Markets Equity Fund (Class R6)
846,650	261,651	175,133	156,260	6,358	1,095,786	81,959	14,984	—

PGIM QMA International Developed Markets Index Fund (Class R6)
2,184,266	712,533	246,115	397,696	176	3,048,556	229,560	43,521	—

PGIM QMA Large-Cap Core Equity Fund (Class R6)
2,681,080	850,762	193,104	305,919	(2,514)	3,642,143	207,529	45,612	36,877

PGIM QMA Mid-Cap Core Equity Fund (Class R6)
1,058,145	262,988	192,229	257,735	(18)	1,386,621	116,230	9,635	—

PGIM QMA US Broad Market Index Fund (Class R6)
1,713,516	560,029	145,567	236,066	711	2,364,755	141,095	25,767	14,308

PGIM Total Return Bond Fund (Class R6)
746,423	390,620	179,168	(4,578)	(707)	952,590	63,761	12,563	—

$10,613,421	$3,456,967	$1,539,711	$1,635,324	$7,350	$14,173,351		$157,641	$77,612

Short-Term Investments - Affiliated Mutual Fund(wd) :
PGIM Core Ultra Short Bond Fund
$ 54,109	$178,332	$157,417	$—	$—	$75,024	75,024	$36	$—

$10,667,530	$3,635,299	$1,697,128	$1,635,324	$7,350	$14,248,375		$157,677	$77,612

134

Prudential Day One 2060 Fund:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions

Long-Term Investments - Affiliated Mutual Funds(wd) :

PGIM Global Real Estate Fund (Class R6)
$ 192,451	$165,241	$89,823	$18,515	$(5,611)	$280,773	12,579	$2,406	$—

PGIM Jennison Small-Cap Core Equity Fund (Class R6)
192,662	152,035	67,620	69,857	1,017	347,951	20,577	—	12,871

PGIM QMA Commodity Strategies Fund (Class R6)*
116,382	91,213	21,619	28,275	(1,051)	213,200	21,514	—	—

PGIM QMA Emerging Markets Equity Fund (Class R6)
345,281	268,273	81,017	74,693	617	607,847	45,463	6,364	—

PGIM QMA International Developed Markets Index Fund (Class R6)
867,317	709,280	153,717	162,543	(1,779)	1,583,644	119,250	23,410	—

PGIM QMA Large-Cap Core Equity Fund (Class R6)
971,956	791,594	104,291	120,305	(1,685)	1,777,879	101,304	17,221	13,923

PGIM QMA Mid-Cap Core Equity Fund (Class R6)
383,624	294,810	82,223	101,329	(1,232)	696,308	58,366	3,637	—

PGIM QMA US Broad Market Index Fund (Class R6)
621,196	502,248	63,354	89,971	(443)	1,149,618	68,593	9,728	5,402

PGIM Total Return Bond Fund (Class R6)
154,623	190,749	30,923	(1,807)	(167)	312,475	20,915	2,990	—

$3,845,492	$3,165,443	$694,587	$663,681	$(10,334)	$6,969,695		$65,756	$32,196

Short-Term Investments - Affiliated Mutual Fund(wd) :
PGIM Core Ultra Short Bond Fund
$ 47,491	$204,034	$158,354	$—	$—	$93,171	93,171	$28	$—

$3,892,983	$3,369,477	$852,941	$663,681	$(10,334)	$7,062,866		$65,784	$32,196

Prudential Day One 2065 Fund:
Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions

Long-Term Investments - Affiliated Mutual Funds(wd) :

PGIM Global Real Estate Fund (Class R6)
$ 9,619	$11,894	$7,405	$1,391	$(681)	$14,818	664	$101	$—

PGIM Jennison Small-Cap Core Equity Fund (Class R6)
9,629	11,642	6,342	3,241	192	18,362	1,086	—	545

PGIM QMA Commodity Strategies Fund (Class R6)*
5,817	6,973	2,885	1,438	(91)	11,252	1,135	—	—

PGIM QMA Emerging Markets Equity Fund (Class R6)
17,258	21,062	9,032	3,506	10	32,804	2,453	348	—

Prudential Day One Funds	135

Notes to Financial Statements (unaudited)

(continued)

Prudential Day One 2065 Fund (cont’d.):

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Dividend Income	Capital Gain Distributions

PGIM QMA International Developed Markets Index Fund (Class R6)
$ 45,225	$56,066	$21,654	$9,075	$(746)	$87,966	6,624	$1,029	$—

PGIM QMA Large-Cap Core Equity Fund (Class R6)
48,580	58,632	19,008	5,705	(88)	93,821	5,346	942	762

PGIM QMA Mid-Cap Core Equity Fund (Class R6)
19,172	22,619	9,786	5,595	(855)	36,745	3,080	199	—

PGIM QMA US Broad Market Index Fund (Class R6)
31,048	37,573	12,209	4,120	134	60,666	3,620	532	296

PGIM Total Return Bond Fund (Class R6)
5,796	8,450	2,939	(57)	(6)	11,244	753	108	—

$192,144	$234,911	$91,260	$34,014	$(2,131)	$367,678		$3,259	$1,603

Short-Term Investments - Affiliated Mutual Fund(wd) :
PGIM Core Ultra Short Bond Fund
$ 193	$3,483	$1,768	$—	$—	$1,908	1,908	$—	$—

$192,337	$238,394	$93,028	$34,014	$(2,131)	$369,586		$3,259	$1,603

*	Non-income producing security.
(wd)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.

6. Tax Information

The United States federal income tax basis of the Day One Funds’ investments and the net unrealized appreciation (depreciation) as of January 31, 2021 were as follows:

Fund	Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Prudential Day One Income Fund	$26,911,167	$2,502,074	$(1,067,571)	$1,434,503
Prudential Day One 2015 Fund	14,802,090	1,821,885	(912,769)	909,116
Prudential Day One 2020 Fund	62,631,856	8,315,093	(3,339,142)	4,975,951
Prudential Day One 2025 Fund	83,537,992	10,649,691	(3,951,182)	6,698,509
Prudential Day One 2030 Fund	74,601,190	10,659,130	(3,610,179)	7,048,951
Prudential Day One 2035 Fund	53,916,854	9,067,727	(2,759,613)	6,308,114

136

Fund	Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Prudential Day One 2040 Fund	$49,578,338	$8,759,273	$(2,305,903)	$6,453,370
Prudential Day One 2045 Fund	34,931,624	6,212,909	(1,784,276)	4,428,633
Prudential Day One 2050 Fund	22,532,921	4,156,544	(939,250)	3,217,294
Prudential Day One 2055 Fund	12,561,997	2,475,650	(789,272)	1,686,378
Prudential Day One 2060 Fund	6,361,567	954,972	(253,673)	701,299
Prudential Day One 2065 Fund	336,960	38,503	(5,877)	32,626

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

The Manager has analyzed the Day One Funds’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Day One Funds’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Day One Funds’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended July 31, 2020 are subject to such review.

7.	Capital and Ownership

The Trust is authorized to issue an unlimited number of shares of beneficial interest of the Day One Funds, at $0.001 par value per share. The Day One Funds offer Class R1, Class R2, Class R3, Class R4, Class R5 and Class R6 shares.

Under certain circumstances, an exchange may be made from specified share classes of the Day One Funds to one or more other share classes of the Day One Funds as presented in the table of transactions in shares of beneficial interest, below.

As of January 31, 2021, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Day One Funds as follows:

Fund	Number of Shares	Percentage of Outstanding Shares
Prudential Day One Income Fund–Class R1	2,209	99.0%
Prudential Day One Income Fund–Class R2	269,114	97.6
Prudential Day One Income Fund–Class R3	128,555	90.5
Prudential Day One Income Fund–Class R4	2,253	100.0
Prudential Day One Income Fund–Class R5	67,597	99.9
Prudential Day One Income Fund–Class R6	1,129,233	56.7
Prudential Day One 2015 Fund–Class R1	1,105	100.0
Prudential Day One 2015 Fund–Class R2	1,116	28.6
Prudential Day One 2015 Fund–Class R3	1,123	100.0
Prudential Day One 2015 Fund–Class R4	1,128	100.0

Prudential Day One Funds 137

Notes to Financial Statements (unaudited)

(continued)

Fund	Number of Shares	Percentage of Outstanding Shares
Prudential Day One 2015 Fund–Class R5	24,906	100.0%
Prudential Day One 2015 Fund–Class R6	1,063,205	80.2
Prudential Day One 2020 Fund–Class R1	1,099	100.0
Prudential Day One 2020 Fund–Class R2	348,369	98.7
Prudential Day One 2020 Fund–Class R3	38,540	28.3
Prudential Day One 2020 Fund–Class R4	1,121	100.0
Prudential Day One 2020 Fund–Class R5	267,845	100.0
Prudential Day One 2020 Fund–Class R6	3,010,828	60.6
Prudential Day One 2025 Fund–Class R1	1,112	100.0
Prudential Day One 2025 Fund–Class R3	708,418	95.2
Prudential Day One 2025 Fund–Class R4	1,134	100.0
Prudential Day One 2025 Fund–Class R5	13,921	94.8
Prudential Day One 2025 Fund–Class R6	3,544,355	52.2
Prudential Day One 2030 Fund–Class R1	1,118	29.1
Prudential Day One 2030 Fund–Class R2	478,637	97.9
Prudential Day One 2030 Fund–Class R3	150,470	63.5
Prudential Day One 2030 Fund–Class R4	1,141	81.3
Prudential Day One 2030 Fund–Class R5	273,895	96.3
Prudential Day One 2030 Fund–Class R6	3,438,437	62.1
Prudential Day One 2035 Fund–Class R1	1,129	50.4
Prudential Day One 2035 Fund–Class R3	661,967	99.5
Prudential Day One 2035 Fund–Class R4	1,151	100.0
Prudential Day One 2035 Fund–Class R5	11,469	69.4
Prudential Day One 2035 Fund–Class R6	2,065,438	51.0
Prudential Day One 2040 Fund–Class R1	1,124	52.5
Prudential Day One 2040 Fund–Class R2	335,617	97.1
Prudential Day One 2040 Fund–Class R3	203,864	84.9
Prudential Day One 2040 Fund–Class R4	1,146	59.3
Prudential Day One 2040 Fund–Class R5	508,070	98.8
Prudential Day One 2040 Fund–Class R6	1,480,428	46.0
Prudential Day One 2045 Fund–Class R1	1,143	88.8
Prudential Day One 2045 Fund–Class R3	813,479	99.7
Prudential Day One 2045 Fund–Class R4	1,166	40.8
Prudential Day One 2045 Fund–Class R5	30,491	76.3
Prudential Day One 2045 Fund–Class R6	798,072	36.7
Prudential Day One 2050 Fund–Class R1	1,124	41.9
Prudential Day One 2050 Fund–Class R2	279,922	93.8
Prudential Day One 2050 Fund–Class R3	235,852	99.6
Prudential Day One 2050 Fund–Class R4	1,145	100.0
Prudential Day One 2050 Fund–Class R5	69,057	97.0
Prudential Day One 2050 Fund–Class R6	565,976	42.2
Prudential Day One 2055 Fund–Class R1	1,146	93.5
Prudential Day One 2055 Fund–Class R2	1,156	9.3
Prudential Day One 2055 Fund–Class R3	480,005	99.9
Prudential Day One 2055 Fund–Class R4	1,168	100.0
Prudential Day One 2055 Fund–Class R5	12,483	94.3
Prudential Day One 2055 Fund–Class R6	212,252	36.3
Prudential Day One 2060 Fund–Class R1	1,114	100.0
Prudential Day One 2060 Fund–Class R2	87,367	91.5

138

Fund	Number of Shares	Percentage of Outstanding Shares
Prudential Day One 2060 Fund–Class R3	75,332	98.0%
Prudential Day One 2060 Fund–Class R4	1,133	100.0
Prudential Day One 2060 Fund–Class R5	10,243	92.9
Prudential Day One 2060 Fund–Class R6	89,939	26.7
Prudential Day One 2065 Fund–Class R1	1,010	100.0
Prudential Day One 2065 Fund–Class R2	1,012	50.7
Prudential Day One 2065 Fund–Class R3	1,014	100.0
Prudential Day One 2065 Fund–Class R4	1,015	100.0
Prudential Day One 2065 Fund–Class R5	1,015	90.5
Prudential Day One 2065 Fund–Class R6	24,312	90.5

At the reporting period end, the number of shareholders holding greater than 5% of the Day One Funds are as follows:

	Affiliated		Unaffiliated
Fund	Number of Shareholders	Percentage of Outstanding Shares	Number of Shareholders	Percentage of Outstanding Shares
Prudential Day One Income Fund	4	59.5%	2	29.2%
Prudential Day One 2015 Fund	2	77.9	2	13.1
Prudential Day One 2020 Fund	3	56.6	2	22.2
Prudential Day One 2025 Fund	3	55.3	4	34.7
Prudential Day One 2030 Fund	3	57.2	3	23.3
Prudential Day One 2035 Fund	3	56.2	3	31.2
Prudential Day One 2040 Fund	4	52.5	3	32.8
Prudential Day One 2045 Fund	3	51.0	2	28.8
Prudential Day One 2050 Fund	4	54.0	2	27.5
Prudential Day One 2055 Fund	3	63.0	2	21.7
Prudential Day One 2060 Fund	4	47.9	2	33.9
Prudential Day One 2065 Fund	3	89.0	1	6.2

Transactions in shares of beneficial interest were as follows:

Prudential Day One Funds	139

Notes to Financial Statements (unaudited) (continued)

Prudential Day One Income Fund:

Class R1	Shares	Amount

Six months ended January 31, 2021:
Shares sold	— **	$1
Shares issued in reinvestment of dividends and distributions	28	319
Shares purchased	— **	(1)

Net increase (decrease) in shares outstanding	28	$319

Year ended July 31, 2020:
Shares sold	5	$45
Shares issued in reinvestment of dividends and distributions	42	445
Shares purchased	— **	(1)
Shares issued in merger	1,107	11,991

Net increase (decrease) in shares outstanding	1,154	$12,480

Class R2

Six months ended January 31, 2021:
Shares sold	125,332	$1,390,383
Shares issued in reinvestment of dividends and distributions	3,692	41,805
Shares purchased	(22,059)	(247,666)

Net increase (decrease) in shares outstanding	106,965	$1,184,522

Year ended July 31, 2020:
Shares sold	92,109	$976,775
Shares issued in reinvestment of dividends and distributions	4,639	49,372
Shares purchased	(54,340)	(582,677)
Shares issued in merger	1,099	11,903

Net increase (decrease) in shares outstanding	43,507	$455,373

Class R3

Six months ended January 31, 2021:
Shares sold	11,083	$124,207
Shares issued in reinvestment of dividends and distributions	2,160	24,427
Shares purchased	(21,432)	(241,150)

Net increase (decrease) in shares outstanding	(8,189)	$(92,516)

Year ended July 31, 2020:
Shares sold	40,258	$428,246
Shares issued in reinvestment of dividends and distributions	5,594	59,575
Shares purchased	(59,455)	(634,553)
Shares issued in merger	15,181	164,412

Net increase (decrease) in shares outstanding	1,578	$17,680

Class R4

Six months ended January 31, 2021:
Shares issued in reinvestment of dividends and distributions	35	$390

Net increase (decrease) in shares outstanding	35	$390

Year ended July 31, 2020:
Shares issued in reinvestment of dividends and distributions	52	$553
Shares purchased	(69)	(748)
Shares issued in merger	1,106	11,974

Net increase (decrease) in shares outstanding	1,089	$11,779

140

Prudential Day One Income Fund (cont’d.):

Class R5	Shares	Amount

Six months ended January 31, 2021:
Shares sold	1,929	$21,714
Shares issued in reinvestment of dividends and distributions	1,319	14,905
Shares purchased	(19,202)	(218,561)

Net increase (decrease) in shares outstanding	(15,954)	$(181,942)

Year ended July 31, 2020:
Shares sold	4,409	$45,965
Shares issued in reinvestment of dividends and distributions	805	8,177
Shares purchased	(4,976)	(52,089)
Shares issued in merger	77,225	836,350

Net increase (decrease) in shares outstanding	77,463	$838,403

Class R6

Six months ended January 31, 2021:
Shares sold	549,477	$6,125,400
Shares issued in reinvestment of dividends and distributions	32,107	363,296
Shares purchased	(131,352)	(1,479,361)

Net increase (decrease) in shares outstanding	450,232	$5,009,335

Year ended July 31, 2020:
Shares sold	747,373	$7,981,292
Shares issued in reinvestment of dividends and distributions	30,197	319,413
Shares purchased	(242,037)	(2,565,000)
Shares issued in merger	359,275	3,894,544

Net increase (decrease) in shares outstanding	894,808	$9,630,249

**	Less than 1 share.

Prudential Day One 2015 Fund:

Class R1	Shares	Amount

Six months ended January 31, 2021:
Shares issued in reinvestment of dividends and distributions	19	$228

Net increase (decrease) in shares outstanding	19	$228

Year ended July 31, 2020:
Shares issued in reinvestment of dividends and distributions	39	$427

Net increase (decrease) in shares outstanding	39	$427

Class R2

Six months ended January 31, 2021:
Shares sold	78	$878
Shares issued in reinvestment of dividends and distributions	78	899
Shares purchased	(6)	(65)

Net increase (decrease) in shares outstanding	150	$1,712

Year ended July 31, 2020:
Shares sold	2,590	$28,369
Shares issued in reinvestment of dividends and distributions	138	1,508
Shares purchased	(40)	(410)

Net increase (decrease) in shares outstanding	2,688	$29,467

Prudential Day One Funds	141

Notes to Financial Statements (unaudited) (continued)

Prudential Day One 2015 Fund (cont’d.):

Class R3	Shares	Amount

Six months ended January 31, 2021:
Shares issued in reinvestment of dividends and distributions	24	$279

Net increase (decrease) in shares outstanding	24	$279

Year ended July 31, 2020:
Shares issued in reinvestment of dividends and distributions	44	$476

Net increase (decrease) in shares outstanding	44	$476

Class R4

Six months ended January 31, 2021:
Shares issued in reinvestment of dividends and distributions	26	$292

Net increase (decrease) in shares outstanding	26	$292

Year ended July 31, 2020:
Shares issued in reinvestment of dividends and distributions	45	$491

Net increase (decrease) in shares outstanding	45	$491

Class R5

Six months ended January 31, 2021:
Shares sold	1,436	$16,342
Shares issued in reinvestment of dividends and distributions	578	6,668
Shares purchased	(84)	(983)

Net increase (decrease) in shares outstanding	1,930	$22,027

Year ended July 31, 2020:
Shares sold	19,122	$209,587
Shares issued in reinvestment of dividends and distributions	205	2,248

Net increase (decrease) in shares outstanding	19,327	$211,835

Class R6

Six months ended January 31, 2021:
Shares sold	338,661	$3,844,197
Shares issued in reinvestment of dividends and distributions	33,766	389,317
Shares purchased	(128,840)	(1,482,171)

Net increase (decrease) in shares outstanding	243,587	$2,751,343

Year ended July 31, 2020:
Shares sold	495,679	$5,365,312
Shares issued in reinvestment of dividends and distributions	49,782	544,114
Shares purchased	(475,189)	(4,984,294)

Net increase (decrease) in shares outstanding	70,272	$925,132

142

Prudential Day One 2020 Fund:

Class R1	Shares	Amount

Six months ended January 31, 2021:
Shares issued in reinvestment of dividends and distributions	20	$244

Net increase (decrease) in shares outstanding	20	$244

Year ended July 31, 2020:
Shares issued in reinvestment of dividends and distributions	39	$436

Net increase (decrease) in shares outstanding	39	$436

Class R2

Six months ended January 31, 2021:
Shares sold	72,238	$837,746
Shares issued in reinvestment of dividends and distributions	7,515	88,673
Shares purchased	(113,037)	(1,295,051)

Net increase (decrease) in shares outstanding	(33,284)	$(368,632)

Year ended July 31, 2020:
Shares sold	160,783	$1,768,410
Shares issued in reinvestment of dividends and distributions	12,874	143,677
Shares purchased	(97,817)	(1,047,821)

Net increase (decrease) in shares outstanding	75,840	$864,266

Class R3

Six months ended January 31, 2021:
Shares sold	9,372	$109,161
Shares issued in reinvestment of dividends and distributions	3,030	35,790
Shares purchased	(12,347)	(142,867)

Net increase (decrease) in shares outstanding	55	$2,084

Year ended July 31, 2020:
Shares sold	53,354	$584,530
Shares issued in reinvestment of dividends and distributions	4,802	53,639
Shares purchased	(18,189)	(198,784)

Net increase (decrease) in shares outstanding	39,967	$439,385

Class R4

Six months ended January 31, 2021:
Shares issued in reinvestment of dividends and distributions	26	$308

Net increase (decrease) in shares outstanding	26	$308

Year ended July 31, 2020:
Shares issued in reinvestment of dividends and distributions	45	$497

Net increase (decrease) in shares outstanding	45	$497

Class R5

Six months ended January 31, 2021:
Shares sold	5,037	$58,702
Shares issued in reinvestment of dividends and distributions	6,643	78,525
Shares purchased	(64,113)	(746,363)

Net increase (decrease) in shares outstanding	(52,433)	$(609,136)

Year ended July 31, 2020:
Shares sold	15,281	$167,369
Shares issued in reinvestment of dividends and distributions	15,276	170,633
Shares purchased	(66,022)	(724,877)

Net increase (decrease) in shares outstanding	(35,465)	$(386,875)

Prudential Day One Funds	143

Notes to Financial Statements  (unaudited) (continued)

Prudential Day One 2020 Fund (cont’d.):

Class R6	Shares	Amount

Six months ended January 31, 2021:
Shares sold	905,962	$10,454,782
Shares issued in reinvestment of dividends and distributions	128,458	1,511,954
Shares purchased	(407,238)	(4,751,249)

Net increase (decrease) in shares outstanding	627,182	$7,215,487

Year ended July 31, 2020:
Shares sold	2,114,371	$23,030,803
Shares issued in reinvestment of dividends and distributions	152,293	1,695,016
Shares purchased	(1,076,629)	(11,553,813)

Net increase (decrease) in shares outstanding	1,190,035	$13,172,006

Prudential Day One 2020 Fund:

Class R1	Shares	Amount

Six months ended January 31, 2021:
Shares issued in reinvestment of dividends and distributions	19	$225

Net increase (decrease) in shares outstanding	19	$225

Year ended July 31, 2020:
Shares sold	334	$3,836
Shares issued in reinvestment of dividends and distributions	45	505
Shares purchased	(59,566)	(668,934)

Net increase (decrease) in shares outstanding	(59,187)	$(664,593)

Class R2

Six months ended January 31, 2021:
Shares sold	1,432	$16,689
Shares issued in reinvestment of dividends and distributions	78	933
Shares purchased	(5,168)	(60,470)

Net increase (decrease) in shares outstanding	(3,658)	$(42,848)

Year ended July 31, 2020:
Shares sold	19,943	$224,123
Shares issued in reinvestment of dividends and distributions	528	5,909
Shares purchased	(22,981)	(230,241)

Net increase (decrease) in shares outstanding	(2,510)	$(209)

Class R3

Six months ended January 31, 2021:
Shares sold	83,522	$965,993
Shares issued in reinvestment of dividends and distributions	15,252	181,348
Shares purchased	(69,941)	(813,644)

Net increase (decrease) in shares outstanding	28,833	$333,697

Year ended July 31, 2020:
Shares sold	154,151	$1,694,851
Shares issued in reinvestment of dividends and distributions	32,659	365,778
Shares purchased	(164,370)	(1,803,959)

Net increase (decrease) in shares outstanding	22,440	$256,670

144

Prudential Day One 2025 Fund (cont’d.):

Class R4	Shares	Amount

Six months ended January 31, 2021:
Shares issued in reinvestment of dividends and distributions	25	$290

Net increase (decrease) in shares outstanding	25	$290

Year ended July 31, 2020:
Shares issued in reinvestment of dividends and distributions	50	$568

Net increase (decrease) in shares outstanding	50	$568

Class R5

Six months ended January 31, 2021:
Shares sold	2,816	$32,915
Shares issued in reinvestment of dividends and distributions	380	4,517
Shares purchased	(2,654)	(31,780)

Net increase (decrease) in shares outstanding	542	$5,652

Year ended July 31, 2020:
Shares sold	8,345	$92,370
Shares issued in reinvestment of dividends and distributions	1,172	13,119
Shares purchased	(21,783)	(236,251)

Net increase (decrease) in shares outstanding	(12,266)	$(130,762)

Class R6

Six months ended January 31, 2021:
Shares sold	1,669,796	$19,498,803
Shares issued in reinvestment of dividends and distributions	157,922	1,879,266
Shares purchased	(537,423)	(6,268,240)

Net increase (decrease) in shares outstanding	1,290,295	$15,109,829

Year ended July 31, 2020:
Shares sold	2,626,509	$28,841,259
Shares issued in reinvestment of dividends and distributions	200,348	2,243,894
Shares purchased	(986,240)	(10,729,955)

Net increase (decrease) in shares outstanding	1,840,617	$20,355,198

Prudential Day One 2030 Fund:

Class R1	Shares	Amount

Six months ended January 31, 2021:
Shares sold	445	$5,268
Shares issued in reinvestment of dividends and distributions	62	771
Shares purchased	(9)	(107)

Net increase (decrease) in shares outstanding	498	$5,932

Year ended July 31, 2020:
Shares sold	617	$6,964
Shares issued in reinvestment of dividends and distributions	156	1,801
Shares purchased	(339)	(3,727)

Net increase (decrease) in shares outstanding	434	$5,038

Prudential Day One Funds	145

Notes to Financial Statements  (unaudited) (continued)

Prudential Day One 2030 Fund (cont’d.):

Class R2	Shares	Amount

Six months ended January 31, 2021:
Shares sold	141,694	$1,681,779
Shares issued in reinvestment of dividends and distributions	8,734	107,950
Shares purchased	(87,400)	(1,034,934)

Net increase (decrease) in shares outstanding	63,028	$754,795

Year ended July 31, 2020:
Shares sold	244,858	$2,798,195
Shares issued in reinvestment of dividends and distributions	16,317	188,791
Shares purchased	(132,227)	(1,493,467)

Net increase (decrease) in shares outstanding	128,948	$1,493,519

Class R3

Six months ended January 31, 2021:
Shares sold	37,716	$457,338
Shares issued in reinvestment of dividends and distributions	4,556	56,314
Shares purchased	(15,366)	(183,055)

Net increase (decrease) in shares outstanding	26,906	$330,597

Year ended July 31, 2020:
Shares sold	118,701	$1,289,839
Shares issued in reinvestment of dividends and distributions	7,510	86,811
Shares purchased	(33,830)	(358,120)

Net increase (decrease) in shares outstanding	92,381	$1,018,530

Class R4

Six months ended January 31, 2021:
Shares sold	190	$2,284
Shares issued in reinvestment of dividends and distributions	28	352
Shares purchased	— **	(3)

Net increase (decrease) in shares outstanding	218	$2,633

Year ended July 31, 2020:
Shares sold	68	$759
Shares issued in reinvestment of dividends and distributions	56	650

Net increase (decrease) in shares outstanding	124	$1,409

Class R5

Six months ended January 31, 2021:
Shares sold	10,578	$127,373
Shares issued in reinvestment of dividends and distributions	6,267	77,457
Shares purchased	(12,135)	(152,334)

Net increase (decrease) in shares outstanding	4,710	$52,496

Year ended July 31, 2020:
Shares sold	51,590	$580,460
Shares issued in reinvestment of dividends and distributions	14,507	167,696
Shares purchased	(48,653)	(550,753)

Net increase (decrease) in shares outstanding	17,444	$197,403

146

Prudential Day One 2030 Fund (cont’d.):

Class R6	Shares	Amount

Six months ended January 31, 2021:
Shares sold	1,494,400	$18,021,756
Shares issued in reinvestment of dividends and distributions	124,341	1,538,097
Shares purchased	(527,492)	(6,354,926)

Net increase (decrease) in shares outstanding	1,091,249	$13,204,927

Year ended July 31, 2020:
Shares sold	1,836,539	$20,634,327
Shares issued in reinvestment of dividends and distributions	182,034	2,106,132
Shares purchased	(747,262)	(8,329,816)

Net increase (decrease) in shares outstanding	1,271,311	$14,410,643

** Less than 1 share.
Prudential Day One 2035 Fund:

Class R1	Shares	Amount

Six months ended January 31, 2021:
Shares sold	16	$194
Shares issued in reinvestment of dividends and distributions	37	462
Shares purchased	(5)	(65)

Net increase (decrease) in shares outstanding	48	$591

Year ended July 31, 2020:
Shares sold	44	$492
Shares issued in reinvestment of dividends and distributions	93	1,087
Shares purchased	(10)	(112)

Net increase (decrease) in shares outstanding	127	$1,467

Class R2

Six months ended January 31, 2021:
Shares sold	2,383	$28,680
Shares issued in reinvestment of dividends and distributions	563	7,066
Shares purchased	(421)	(5,248)

Net increase (decrease) in shares outstanding	2,525	$30,498

Year ended July 31, 2020:
Shares sold	3,478	$38,282
Shares issued in reinvestment of dividends and distributions	1,493	17,401
Shares purchased	(7,595)	(83,668)

Net increase (decrease) in shares outstanding	(2,624)	$(27,985)

Class R3

Six months ended January 31, 2021:
Shares sold	57,594	$703,610
Shares issued in reinvestment of dividends and distributions	13,000	163,407
Shares purchased	(39,676)	(480,164)

Net increase (decrease) in shares outstanding	30,918	$386,853

Year ended July 31, 2020:
Shares sold	178,747	$1,970,422
Shares issued in reinvestment of dividends and distributions	28,351	330,570
Shares purchased	(120,390)	(1,311,527)

Net increase (decrease) in shares outstanding	86,708	$989,465

Prudential Day One Funds	147

Notes to Financial Statements  (unaudited) (continued)

Prudential Day One 2035 Fund (cont’d.):

Class R4	Shares	Amount

Six months ended January 31, 2021:
Shares issued in reinvestment of dividends and distributions	24	$300

Net increase (decrease) in shares outstanding	24	$300

Year ended July 31, 2020:
Shares issued in reinvestment of dividends and distributions	54	$623

Net increase (decrease) in shares outstanding	54	$623

Class R5

Six months ended January 31, 2021:
Shares sold	3,761	$46,060
Shares issued in reinvestment of dividends and distributions	340	4,273
Shares purchased	(310)	(3,951)

Net increase (decrease) in shares outstanding	3,791	$46,382

Year ended July 31, 2020:
Shares sold	5,847	$64,705
Shares issued in reinvestment of dividends and distributions	505	5,887
Shares purchased	(1,875)	(20,733)

Net increase (decrease) in shares outstanding	4,477	$49,859

Class R6

Six months ended January 31, 2021:
Shares sold	710,480	$8,561,985
Shares issued in reinvestment of dividends and distributions	93,688	1,177,657
Shares purchased	(454,790)	(5,529,388)

Net increase (decrease) in shares outstanding	349,378	$4,210,254

Year ended July 31, 2020:
Shares sold	2,067,242	$23,052,328
Shares issued in reinvestment of dividends and distributions	122,294	1,424,727
Shares purchased	(607,710)	(6,672,279)

Net increase (decrease) in shares outstanding	1,581,826	$17,804,776

Prudential Day One 2040 Fund:

Class R1	Shares	Amount

Six months ended January 31, 2021:
Shares sold	216	$2,652
Shares issued in reinvestment of dividends and distributions	32	415
Shares purchased	(5)	(59)

Net increase (decrease) in shares outstanding	243	$3,008

Year ended July 31, 2020:
Shares sold	464	$5,111
Shares issued in reinvestment of dividends and distributions	69	818
Shares purchased	(5)	(58)

Net increase (decrease) in shares outstanding	528	$5,871

148

Prudential Day One 2040 Fund (cont’d.):

Class R2	Shares	Amount

Six months ended January 31, 2021:
Shares sold	67,142	$824,594
Shares issued in reinvestment of dividends and distributions	5,799	74,226
Shares purchased	(30,327)	(370,295)

Net increase (decrease) in shares outstanding	42,614	$528,525

Year ended July 31, 2020:
Shares sold	126,371	$1,420,124
Shares issued in reinvestment of dividends and distributions	11,710	139,003
Shares purchased	(43,489)	(478,405)

Net increase (decrease) in shares outstanding	94,592	$1,080,722

Class R3

Six months ended January 31, 2021:
Shares sold	62,184	$758,672
Shares issued in reinvestment of dividends and distributions	4,509	57,765
Shares purchased	(15,685)	(200,939)

Net increase (decrease) in shares outstanding	51,008	$615,498

Year ended July 31, 2020:
Shares sold	81,088	$912,607
Shares issued in reinvestment of dividends and distributions	7,295	86,591
Shares purchased	(27,353)	(305,634)

Net increase (decrease) in shares outstanding	61,030	$693,564

Class R4

Six months ended January 31, 2021:
Shares sold	393	$4,840
Shares issued in reinvestment of dividends and distributions	37	470
Shares purchased	(1)	(11)

Net increase (decrease) in shares outstanding	429	$5,299

Year ended July 31, 2020:
Shares sold	380	$3,975
Shares issued in reinvestment of dividends and distributions	55	654
Shares purchased	— **	(3)

Net increase (decrease) in shares outstanding	435	$4,626

Class R5

Six months ended January 31, 2021:
Shares sold	13,401	$168,998
Shares issued in reinvestment of dividends and distributions	10,557	135,338
Shares purchased	(37,857)	(462,842)

Net increase (decrease) in shares outstanding	(13,899)	$(158,506)

Year ended July 31, 2020:
Shares sold	23,394	$265,267
Shares issued in reinvestment of dividends and distributions	27,154	322,589
Shares purchased	(42,259)	(465,844)

Net increase (decrease) in shares outstanding	8,289	$122,012

Prudential Day One Funds	149

Notes to Financial Statements (unaudited) (continued)

Prudential Day One 2040 Fund (cont’d.):

Class R6	Shares	Amount

Six months ended January 31, 2021:
Shares sold	714,470	$8,659,390
Shares issued in reinvestment of dividends and distributions	70,414	902,712
Shares purchased	(266,723)	(3,272,213)

Net increase (decrease) in shares outstanding	518,161	$6,289,889

Year ended July 31, 2020:
Shares sold	1,558,692	$17,394,600
Shares issued in reinvestment of dividends and distributions	89,404	1,062,118
Shares purchased	(466,992)	(5,166,964)

Net increase (decrease) in shares outstanding	1,181,104	$13,289,754

**	Less than 1 share.

Prudential Day One 2045 Fund:

Class R1	Shares	Amount

Six months ended January 31, 2021:
Shares sold	1	$6
Shares issued in reinvestment of dividends and distributions	19	246
Shares purchased	(1)	(9)

Net increase (decrease) in shares outstanding	19	$243

Year ended July 31, 2020:
Shares sold	74	$826
Shares issued in reinvestment of dividends and distributions	57	668
Shares purchased	(1)	(12)

Net increase (decrease) in shares outstanding	130	$1,482

Class R2

Six months ended January 31, 2021:
Shares sold	1,941	$24,658
Shares issued in reinvestment of dividends and distributions	270	3,426
Shares purchased	(4,757)	(55,435)

Net increase (decrease) in shares outstanding	(2,546)	$(27,351)

Year ended July 31, 2020:
Shares sold	11,513	$135,148
Shares issued in reinvestment of dividends and distributions	458	5,365
Shares purchased	(1,154)	(10,518)

Net increase (decrease) in shares outstanding	10,817	$129,995

150

Prudential Day One 2045 Fund (cont’d.):

Class R3	Shares	Amount

Six months ended January 31, 2021:
Shares sold	77,026	$940,825
Shares issued in reinvestment of dividends and distributions	14,999	190,189
Shares purchased	(45,743)	(553,720)

Net increase (decrease) in shares outstanding	46,282	$577,294

Year ended July 31, 2020:
Shares sold	183,686	$2,024,049
Shares issued in reinvestment of dividends and distributions	35,825	419,508
Shares purchased	(114,173)	(1,229,479)

Net increase (decrease) in shares outstanding	105,338	$1,214,078

Class R4

Six months ended January 31, 2021:
Shares sold	33	$378
Shares issued in reinvestment of dividends and distributions	55	702
Shares purchased	(8)	(96)

Net increase (decrease) in shares outstanding	80	$984

Year ended July 31, 2020:
Shares sold	722	$8,508
Shares issued in reinvestment of dividends and distributions	139	1,625
Shares purchased	(750)	(8,814)

Net increase (decrease) in shares outstanding	111	$1,319

Class R5

Six months ended January 31, 2021:
Shares sold	3,952	$48,001
Shares issued in reinvestment of dividends and distributions	796	10,096
Shares purchased	(513)	(6,535)

Net increase (decrease) in shares outstanding	4,235	$51,562

Year ended July 31, 2020:
Shares sold	22,684	$251,590
Shares issued in reinvestment of dividends and distributions	1,042	12,198
Shares purchased	(3,078)	(33,048)

Net increase (decrease) in shares outstanding	20,648	$230,740

Class R6

Six months ended January 31, 2021:
Shares sold	501,109	$6,194,322
Shares issued in reinvestment of dividends and distributions	45,291	575,652
Shares purchased	(138,704)	(1,694,142)

Net increase (decrease) in shares outstanding	407,696	$5,075,832

Year ended July 31, 2020:
Shares sold	1,240,753	$13,733,547
Shares issued in reinvestment of dividends and distributions	51,955	608,918
Shares purchased	(356,334)	(3,853,353)

Net increase (decrease) in shares outstanding	936,374	$10,489,112

Prudential Day One Funds	151

Notes to Financial Statements (unaudited) (continued)

Prudential Day One 2050 Fund:

Class R1	Shares	Amount

Six months ended January 31, 2021:
Shares sold	481	$5,826
Shares issued in reinvestment of dividends and distributions	40	516
Shares purchased	(734)	(8,444)

Net increase (decrease) in shares outstanding	(213)	$(2,102)

Year ended July 31, 2020:
Shares sold	1,307	$14,746
Shares issued in reinvestment of dividends and distributions	118	1,410
Shares purchased	(12,891)	(149,037)

Net increase (decrease) in shares outstanding	(11,466)	$(132,881)

Class R2

Six months ended January 31, 2021:
Shares sold	53,247	$657,146
Shares issued in reinvestment of dividends and distributions	4,895	63,192
Shares purchased	(29,646)	(358,543)

Net increase (decrease) in shares outstanding	28,496	$361,795

Year ended July 31, 2020:
Shares sold	126,270	$1,416,173
Shares issued in reinvestment of dividends and distributions	8,762	104,528
Shares purchased	(33,247)	(371,927)

Net increase (decrease) in shares outstanding	101,785	$1,148,774

Class R3

Six months ended January 31, 2021:
Shares sold	47,653	$592,729
Shares issued in reinvestment of dividends and distributions	4,193	54,168
Shares purchased	(6,770)	(80,945)

Net increase (decrease) in shares outstanding	45,076	$565,952

Year ended July 31, 2020:
Shares sold	102,157	$1,148,166
Shares issued in reinvestment of dividends and distributions	5,651	67,469
Shares purchased	(8,492)	(94,927)

Net increase (decrease) in shares outstanding	99,316	$1,120,708

Class R4

Six months ended January 31, 2021:
Shares issued in reinvestment of dividends and distributions	22	$287

Net increase (decrease) in shares outstanding	22	$287

Year ended July 31, 2020:
Shares issued in reinvestment of dividends and distributions	49	$580

Net increase (decrease) in shares outstanding	49	$580

152

Prudential Day One 2050 Fund (cont’d.):

Class R5	Shares	Amount

Six months ended January 31, 2021:
Shares sold	6,417	$80,168
Shares issued in reinvestment of dividends and distributions	1,405	18,147
Shares purchased	(4,063)	(48,931)

Net increase (decrease) in shares outstanding	3,759	$49,384

Year ended July 31, 2020:
Shares sold	16,683	$186,519
Shares issued in reinvestment of dividends and distributions	2,934	34,998
Shares purchased	(15,223)	(175,793)

Net increase (decrease) in shares outstanding	4,394	$45,724

Class R6

Six months ended January 31, 2021:
Shares sold	280,711	$3,492,965
Shares issued in reinvestment of dividends and distributions	28,267	365,779
Shares purchased	(93,550)	(1,171,290)

Net increase (decrease) in shares outstanding	215,428	$2,687,454

Year ended July 31, 2020:
Shares sold	704,851	$7,858,230
Shares issued in reinvestment of dividends and distributions	31,712	378,958
Shares purchased	(213,786)	(2,420,269)

Net increase (decrease) in shares outstanding	522,777	$5,816,919

Prudential Day One 2055 Fund:
Class R1	Shares	Amount

Six months ended January 31, 2021:
Shares sold	— **	$3
Shares issued in reinvestment of dividends and distributions	20	257
Shares purchased	— **	(5)

Net increase (decrease) in shares outstanding	20	$255

Year ended July 31, 2020:
Shares sold	1	$18
Shares issued in reinvestment of dividends and distributions	62	728
Shares purchased	(190)	(2,045)

Net increase (decrease) in shares outstanding	(127)	$(1,299)

Class R2

Six months ended January 31, 2021:
Shares sold	1,171	$14,141
Shares issued in reinvestment of dividends and distributions	242	3,101
Shares purchased	(1,429)	(17,956)

Net increase (decrease) in shares outstanding	(16)	$(714)

Year ended July 31, 2020:
Shares sold	8,106	$83,214
Shares issued in reinvestment of dividends and distributions	272	3,221
Shares purchased	(1,305)	(14,958)

Net increase (decrease) in shares outstanding	7,073	$71,477

Prudential Day One Funds	153

Notes to Financial Statements (unaudited) (continued)

Prudential Day One 2055 Fund (cont’d.):

Class R3	Shares	Amount

Six months ended January 31, 2021:
Shares sold	67,742	$840,648
Shares issued in reinvestment of dividends and distributions	9,342	119,571
Shares purchased	(25,459)	(308,603)

Net increase (decrease) in shares outstanding	51,625	$651,616

Year ended July 31, 2020:
Shares sold	137,123	$1,516,194
Shares issued in reinvestment of dividends and distributions	17,632	208,411
Shares purchased	(46,613)	(521,879)

Net increase (decrease) in shares outstanding	108,142	$1,202,726

Class R4

Six months ended January 31, 2021:
Shares issued in reinvestment of dividends and distributions	24	$309

Net increase (decrease) in shares outstanding	24	$309

Year ended July 31, 2020:
Shares issued in reinvestment of dividends and distributions	56	$658

Net increase (decrease) in shares outstanding	56	$658

Class R5

Six months ended January 31, 2021:
Shares sold	2,111	$25,738
Shares issued in reinvestment of dividends and distributions	279	3,582
Shares purchased	(1,060)	(13,826)

Net increase (decrease) in shares outstanding	1,330	$15,494

Year ended July 31, 2020:
Shares sold	4,597	$50,980
Shares issued in reinvestment of dividends and distributions	503	5,946
Shares purchased	(1,006)	(11,877)

Net increase (decrease) in shares outstanding	4,094	$45,049

Class R6

Six months ended January 31, 2021:
Shares sold	126,279	$1,552,375
Shares issued in reinvestment of dividends and distributions	12,815	164,160
Shares purchased	(32,981)	(403,207)

Net increase (decrease) in shares outstanding	106,113	$1,313,328

Year ended July 31, 2020:
Shares sold	312,774	$3,450,675
Shares issued in reinvestment of dividends and distributions	18,814	222,385
Shares purchased	(166,824)	(1,831,847)

Net increase (decrease) in shares outstanding	164,764	$1,841,213

**	Less than 1 share.

154

Prudential Day One 2060 Fund:

Class R1	Shares	Amount

Six months ended January 31, 2021:
Shares issued in reinvestment of dividends and distributions	12	$156

Net increase (decrease) in shares outstanding	12	$156

Year ended July 31, 2020:
Shares issued in reinvestment of dividends and distributions	41	$493

Net increase (decrease) in shares outstanding	41	$493

Class R2

Six months ended January 31, 2021:
Shares sold	25,163	$313,223
Shares issued in reinvestment of dividends and distributions	1,158	15,188
Shares purchased	(8,040)	(100,619)

Net increase (decrease) in shares outstanding	18,281	$227,792

Year ended July 31, 2020:
Shares sold	50,597	$550,938
Shares issued in reinvestment of dividends and distributions	1,809	21,784
Shares purchased	(8,611)	(95,236)

Net increase (decrease) in shares outstanding	43,795	$477,486

Class R3

Six months ended January 31, 2021:
Shares sold	19,760	$248,047
Shares issued in reinvestment of dividends and distributions	1,050	13,805
Shares purchased	(3,272)	(41,905)

Net increase (decrease) in shares outstanding	17,538	$219,947

Year ended July 31, 2020:
Shares sold	40,451	$439,178
Shares issued in reinvestment of dividends and distributions	1,382	16,673
Shares purchased	(6,422)	(68,601)

Net increase (decrease) in shares outstanding	35,411	$387,250

Class R4

Six months ended January 31, 2021:
Shares issued in reinvestment of dividends and distributions	17	$225

Net increase (decrease) in shares outstanding	17	$225

Year ended July 31, 2020:
Shares issued in reinvestment of dividends and distributions	43	$526

Net increase (decrease) in shares outstanding	43	$526

Class R5

Six months ended January 31, 2021:
Shares sold	3,429	$44,176
Shares issued in reinvestment of dividends and distributions	161	2,122
Shares purchased	(799)	(10,527)

Net increase (decrease) in shares outstanding	2,791	$35,771

Year ended July 31, 2020:
Shares sold	4,350	$48,828
Shares issued in reinvestment of dividends and distributions	277	3,345
Shares purchased	(2,133)	(24,413)

Net increase (decrease) in shares outstanding	2,494	$27,760

Prudential Day One Funds	155

Notes to Financial Statements (unaudited) (continued)

Prudential Day One 2060 Fund (cont’d.):

Class R6	Shares	Amount

Six months ended January 31, 2021:
Shares sold	170,521	$2,228,909
Shares issued in reinvestment of dividends and distributions	5,650	74,352
Shares purchased	(24,759)	(303,965)

Net increase (decrease) in shares outstanding	151,412	$1,999,296

Year ended July 31, 2020:
Shares sold	138,327	$1,562,305
Shares issued in reinvestment of dividends and distributions	5,748	69,384
Shares purchased	(80,228)	(883,215)

Net increase (decrease) in shares outstanding	63,847	$748,474

Prudential Day One 2065 Fund:
Class R1	Shares	Amount

Six months ended January 31, 2021:
Shares issued in reinvestment of dividends and distributions	5	$59

Net increase (decrease) in shares outstanding	5	$59

Period ended July 31, 2020*:
Shares sold	1,000	$9,996
Shares issued in reinvestment of dividends and distributions	5	46

Net increase (decrease) in shares outstanding	1,005	$10,042

Class R2

Six months ended January 31, 2021:
Shares sold	1,049	$11,196
Shares issued in reinvestment of dividends and distributions	12	136
Shares purchased	(277)	(3,050)

Net increase (decrease) in shares outstanding	784	$8,282

Period ended July 31, 2020*:
Shares sold	1,206	$11,784
Shares issued in reinvestment of dividends and distributions	5	47

Net increase (decrease) in shares outstanding	1,211	$11,831

Class R3

Six months ended January 31, 2021:
Shares issued in reinvestment of dividends and distributions	9	$97

Net increase (decrease) in shares outstanding	9	$97

Period ended July 31, 2020*:
Shares sold	1,000	$9,996
Shares issued in reinvestment of dividends and distributions	5	48

Net increase (decrease) in shares outstanding	1,005	$10,044

156

Prudential Day One 2065 Fund (cont’d.):

Class R4	Shares	Amount

Six months ended January 31, 2021:
Shares issued in reinvestment of dividends and distributions	10	$107

Net increase (decrease) in shares outstanding	10	$107

Period ended July 31, 2020*:
Shares sold	1,000	$9,996
Shares issued in reinvestment of dividends and distributions	5	48

Net increase (decrease) in shares outstanding	1,005	$10,044

Class R5

Six months ended January 31, 2021:
Shares issued in reinvestment of dividends and distributions	11	$129

Net increase (decrease) in shares outstanding	11	$129

Period ended July 31, 2020*:
Shares sold	1,106	$11,084
Shares issued in reinvestment of dividends and distributions	5	49

Net increase (decrease) in shares outstanding	1,111	$11,133

Class R6

Six months ended January 31, 2021:
Shares sold	18,930	$201,583
Shares issued in reinvestment of dividends and distributions	294	3,223
Shares purchased	(7,062)	(70,784)

Net increase (decrease) in shares outstanding	12,162	$134,022

Period ended July 31, 2020*:
Shares sold	14,927	$142,508
Shares issued in reinvestment of dividends and distributions	5	49
Shares purchased	(235)	(2,202)

Net increase (decrease) in shares outstanding	14,697	$140,355

*	Commencement of operations was December 16, 2019.

8.    Borrowings

The Trust, on behalf of the Day One Funds, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	10/2/2020 – 9/30/2021	10/3/2019 – 10/1/2020
Total Commitment	$1,200,000,000	$1,222,500,000*
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
Annualized Interest Rate on Borrowings	1.30% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

Prudential Day One Funds	157

Notes to Financial Statements (unaudited) (continued)

Current SCA	Prior SCA
* Effective March 31, 2020, the SCA’s total commitment was increased from $900,000,000 to $1,162,500,000 and subsequently, effective April 7, 2020 was increased to $1,222,500,000.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Day One Funds did not utilize the SCA during the reporting period ended January 31, 2021.

9.    Risks of Investing in the Day One Funds

The Day One Funds’ risks include, but are not limited to, some or all of the risks discussed below. For further information on the Day One Funds’ risks, please refer to the Day One Funds’ Prospectus and Statement of Additional Information.

Fund of Funds Risk: The value of an investment in the Day One Funds will be related, to a substantial degree, to the investment performance of the underlying funds in which it invests. Therefore, the principal risks of investing in the Day One Funds are closely related to the principal risks associated with these underlying funds and their investments. Because the Funds’ allocation among different underlying funds and direct investments in securities and derivatives will vary, an investment in the Day One Funds may be subject to any and all of these risks at different times and to different degrees. Investing in an underlying fund will also expose the Day One Funds to a pro rata portion of the underlying fund’s fees and expenses. In addition, one underlying fund may buy the same securities that another underlying fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing the investment purpose.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Day One Funds’ shares. There is no requirement that these entities maintain their investment in the Day One Funds. There is a risk that such large shareholders or that the Day One Funds’ shareholders generally may redeem all or a substantial portion of their investments in the Day One Funds in a short period of time, which could have a significant negative impact on the Day One Funds’ NAV, liquidity, and brokerage costs. Large redemptions could also result in tax

158

consequences to shareholders and impact the Day One Funds’ ability to implement its investment strategy. The Day One Funds’ ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Day One Funds may invest a larger portion of its assets in cash or cash equivalents.

LIBOR Risk: Many financial instruments use or may use a floating rate based on the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. Over the course of the last several years, global regulators have indicated an intent to phase out the use of LIBOR and similar interbank offering rates (IBOR). On November 30, 2020, the administrator of LIBOR announced a delay in the phase out of a majority of the U.S. dollar LIBOR publications until June 30, 2023, with the remainder of LIBOR publications to still end at the end of 2021. There still remains uncertainty regarding the nature of any replacement rates for LIBOR and the other IBORs as well as around fallback approaches for instruments extending beyond the any phase-out of these reference rates. The lack of consensus around replacement rates and the uncertainty of the phase out of LIBOR and other IBORs may result in increased volatility in corporate or governmental debt, bank loans, derivatives and other instruments invested in by a Fund as well as loan facilities used by a Fund. As such, the potential impact of a transition away from LIBOR on a Fund or the financial instruments in which a Fund invests cannot yet be determined. The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect a Fund’s performance and/or net asset value. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Because the usefulness of LIBOR and the other IBORs as benchmarks could deteriorate during the transition period, these effects could begin to be experienced by the end of 2021 and beyond until the anticipated discontinuance date in 2023 for the majority of the LIBOR rates.

Market Risk: Securities markets may be volatile and the market prices of the Day One Funds’ securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Day One Funds fall, the value of your investment in the Day One Funds will decline.

Market Disruption and Geopolitical Risks: International wars or conflicts and geopolitical developments in foreign countries, along with instability in regions such as Asia, Eastern Europe, and the Middle East, possible terrorist attacks in the United States or around the world, public health epidemics such as the outbreak of infectious diseases like the recent outbreak of coronavirus globally or the 2014–2016 outbreak in West Africa of the Ebola virus, and other similar events could adversely affect the U.S. and foreign financial markets, including increases in market volatility, reduced liquidity in the securities markets and government intervention, and may cause further long-term economic uncertainties in the United States and worldwide generally. The coronavirus pandemic and the related

Prudential Day One Funds	159

Notes to Financial Statements (unaudited) (continued)

governmental and public responses have had and may continue to have an impact on the Day One Funds’ investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments may take in respect of pandemic or epidemic diseases may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Day One Funds invest. Government intervention in markets may impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.

10.     Reorganization

On September 11, 2019, the Board approved an Agreement and Plan of Reorganization (the “Plan”) which provided for the transfer of all the assets of Prudential Day One 2010 Fund (the “Merged Fund”) for shares of Prudential Day One Income Fund (the “Acquiring Fund”) and the assumption of the liabilities of the Merged Fund respectively. The reorganization took place on January 3, 2020.

On the reorganization date, the Merged Fund had the following total investment cost and value, representing the principal assets acquired by the Acquiring Fund:

Merged Fund	Total Investment Value	Total Investment Cost
Prudential Day One 2010 Fund	$4,959,371	$4,721,835

The purpose of the transaction was to combine two funds with substantially similar investment objectives and policies.

The acquisition was accomplished by a tax-free exchange of the following shares on January 3, 2020:

Merged Fund		Acquiring Fund
Prudential Day One 2010 Fund		Prudential Day One Income Fund
Class	Shares	Class	Shares	Value
R1	1,132	R1	1,107	$11,991
R2	1,124	R2	1,099	11,903
R3	15,530	R3	15,181	164,412
R4	1,130	R4	1,106	11,974
R5	78,889	R5	77,225	836,350
R6	367,081	R6	359,275	3,894,544

160

For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Merged Fund were carried forward to reflect the tax-free status of the acquisition.

The net assets and net unrealized appreciation immediately before the acquisition were as follows:

Merged Fund			Acquiring Fund
Prudential Day One 2010 Fund			Prudential Day One Income Fund
Class	Net assets	Unrealized Appreciation on Investments	Class	Net assets
R1	$ 11,991	$ 578	R1	$ 11,714
R2	11,903	573	R2	1,301,917
R3	164,412	7,920	R3	1,566,277
R4	11,974	577	R4	12,275
R5	836,350	40,287	R5	68,483
R6	3,894,544	187,601	R6	7,031,854

Assuming the acquisition had been completed on August 1, 2019, the Acquiring Fund’s unaudited pro forma results of operations for the year ended July 31, 2020 would have been as follows:

Acquiring Fund	Net investment income (a)	Net realized and unrealized gain (loss) on investments (b)	Net increase in net assets resulting from operations
Prudential Day One Income Fund	$373,253	$669,451	$1,042,704

(a)

Net investment income as reported in the Statement of Operations (for the year ended July 31, 2020) of the Acquiring Fund, plus net investment income from the Merged Fund pre-merger as follows: Prudential Day One 2010 Fund $129,508.

(b)

Net realized and unrealized gain on investments as reported in the Statement of Operations (for the year ended July 31, 2020) of the Acquiring Fund, plus net realized and unrealized gain (loss) on investments from the Merged Fund pre-merger as follows: Prudential Day One 2010 Fund $86,610.

Since both the Merged Fund and the Acquiring Fund sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

Since the combined investment Funds had been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of the Merged Fund that have been included in the Acquiring Fund’s Statement of Operations since January 3, 2020.

11.     Recent Accounting Pronouncement and Regulatory Developments

In March 2020, the FASB issued Accounting Standard Update (“ASU”) No. 2020-04, which provides optional guidance for applying GAAP to contract modifications, hedging relationships and other transactions affected by the reference rate reform if certain criteria are met. ASU 2020-04 is elective and is effective on March 12, 2020 through December 31, 2022. At this time, management is evaluating the implications of certain provisions of the ASU and any impact on the financial statement disclosures has not yet been determined.

Prudential Day One Funds	161

Notes to Financial Statements (unaudited) (continued)

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule is scheduled to take effect on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Rule and its impact to the Funds.

162

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Financial Highlights (unaudited)

Prudential Day One Income Fund

	Per Share Operating Performance(a)	Income (Loss) From Investment Operations			Less Dividends and Distributions

	Net Asset Value, Beginning of Period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total income (loss) from investment operations	Dividends from net investment income	Distributions from net realized gains		Total dividends and distributions

Class R1
Six Months Ended 01/31/21	$10.94	$0.07	$0.51	$0.58	$(0.08)	$(0.06)		$(0.14)
Year Ended 07/31/20	10.73	0.09	0.50	0.59	(0.21)	(0.17)		(0.38)
Year Ended 07/31/19	10.59	0.20	0.25	0.45	(0.24)	(0.07)		(0.31)
Year Ended 07/31/18	10.36	0.19	0.19	0.38	(0.15)	(—)	(g)	(0.15)
December 13, 2016(h) through July 31, 2017	10.00	0.08	0.31	0.39	(0.03)	—		(0.03)

Class R2
Six Months Ended 01/31/21	10.94	0.09	0.51	0.60	(0.10)	(0.06)		(0.16)
Year Ended 07/31/20	10.73	0.20	0.42	0.62	(0.24)	(0.17)		(0.41)
Year Ended 07/31/19	10.59	0.22	0.26	0.48	(0.27)	(0.07)		(0.34)
Year Ended 07/31/18	10.37	0.23	0.17	0.40	(0.18)	(—)	(g)	(0.18)
December 13, 2016(h) through July 31, 2017	10.00	0.09	0.32	0.41	(0.04)	—		(0.04)

Class R3
Six Months Ended 01/31/21	10.94	0.09	0.53	0.62	(0.11)	(0.06)		(0.17)
Year Ended 07/31/20	10.74	0.22	0.40	0.62	(0.25)	(0.17)		(0.42)
Year Ended 07/31/19	10.60	0.24	0.25	0.49	(0.28)	(0.07)		(0.35)
Year Ended 07/31/18	10.37	0.24	0.18	0.42	(0.19)	(—)	(g)	(0.19)
December 13, 2016(h) through July 31, 2017	10.00	0.11	0.31	0.42	(0.05)	—		(0.05)

Class R4
Six Months Ended 01/31/21	10.94	0.10	0.53	0.63	(0.12)	(0.06)		(0.18)
Year Ended 07/31/20	10.74	0.15	0.49	0.64	(0.27)	(0.17)		(0.44)
Year Ended 07/31/19	10.60	0.25	0.25	0.50	(0.29)	(0.07)		(0.36)
Year Ended 07/31/18	10.37	0.25	0.18	0.43	(0.20)	(—)	(g)	(0.20)
December 13, 2016(h) through July 31, 2017	10.00	0.11	0.31	0.42	(0.05)	—		(0.05)

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

164

Prudential Day One Income Fund (unaudited) (continued)

		Ratios/Supplemental Data(b)(c)

Net asset value, end of period	Total Return(d)	Net assets, end of period (000)	Average net assets (000)	Expenses after waivers and/or expense reimbursement		Expenses before waivers and/or expense reimbursement		Net investment income (loss)		Portfolio turnover rate(e)

$11.38	5.35%	$25	$25	0.75%	(f)	50.19%	(f)	1.28%	(f)	15%
10.94	5.57	24	18	0.74		77.98		0.89		65
10.73	4.46	11	11	0.74		108.50		1.92		38
10.59	3.71	11	11	0.64		124.02		1.84		25

10.36	3.89	10	10	0.64(f)		299.81(f)		1.18(f)		146

11.38	5.50	3,140	2,545	0.50(f)		1.58(f)		1.65(f)		15
10.94	5.88	1,846	1,435	0.49		3.26		1.90		65
10.73	4.72	1,345	1,036	0.49		3.89		2.13		38
10.59	3.86	843	248	0.46		9.08		2.18		25

10.37	4.09	12	11	0.39(f)		286.56(f)		1.43(f)		146

11.39	5.68	1,619	1,658	0.35(f)		1.77(f)		1.66(f)		15
10.94	5.95	1,645	1,557	0.34		3.02		2.09		65
10.74	4.87	1,597	1,377	0.34		3.50		2.31		38
10.60	4.09	1,403	1,331	0.24		5.23		2.23		25

10.37	4.17	1,256	32	0.09(f)		132.21(f)		1.63(f)		146

11.39	5.73	26	25	0.25(f)		49.13(f)		1.77(f)		15
10.94	5.98	24	18	0.25		76.14		1.44		65
10.74	5.06	12	14	0.24		84.52		2.36		38
10.60	4.21	18	18	0.13		76.23		2.34		25

10.37	4.23	17	15	0.14(f)		275.84(f)		1.67(f)		146

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

Prudential Day One Funds	165

Financial Highlights (unaudited) (continued)

Prudential Day One Income Fund

	Per Share Operating Performance(a)	Income (Loss) From Investment Operations			Less Dividends and Distributions

	Net Asset Value, Beginning of Period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total income (loss) from investment operations	Dividends from net investment income	Distributions from net realized gains		Total dividends and distributions
Class R5
Six Months Ended 01/31/21	$10.94	$0.11	$0.52	$0.63	$(0.12)	$(0.06)		$(0.18)
Year Ended 07/31/20	10.74	0.02	0.63	0.65	(0.28)	(0.17)		(0.45)
Year Ended 07/31/19	10.60	0.29	0.22	0.51	(0.30)	(0.07)		(0.37)
Year Ended 07/31/18	10.37	0.26	0.19	0.45	(0.22)	(—)	(g)	(0.22)
December 13, 2016(h) through July 31, 2017	10.00	0.12	0.31	0.43	(0.06)	—		(0.06)

Class R6
Six Months Ended 01/31/21	10.96	0.12	0.51	0.63	(0.13)	(0.06)		(0.19)
Year Ended 07/31/20	10.76	0.21	0.46	0.67	(0.30)	(0.17)		(0.47)
Year Ended 07/31/19	10.61	0.29	0.25	0.54	(0.32)	(0.07)		(0.39)
Year Ended 07/31/18	10.38	0.28	0.18	0.46	(0.23)	(—)	(g)	(0.23)
December 13, 2016(h) through July 31, 2017	10.00	0.12	0.32	0.44	(0.06)	—		(0.06)

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

166

Prudential Day One Income Fund (unaudited) (continued)

		Ratios/Supplemental Data(b)(c)
Net asset value, end of period	Total Return(d)	Net assets, end of period (000)	Average net assets (000)	Expenses after waivers and/ or expense reimbursement		Expenses before waivers and/or expense reimbursement		Net investment income (loss)		Portfolio turnover rate(e)

$11.39	5.70%	$770	$926	0.15	%(f)	2.13	%(f)	1.87	%(f)	15%
10.94	6.18	914	534	0.15		4.36		0.15		65
10.74	5.09	65	51	0.14		24.81		2.75		38
10.60	4.33	11	11	0.04		122.74		2.44		25
10.37	4.29	10	10	0.03	(f)	298.99	(f)	1.79	(f)	146

11.40	5.77	22,688	20,261	0.00	(i)(f)	0.73	(f)	2.06	(f)	15
10.96	6.36	16,871	9,392	0.00	(i)	1.92		1.95		65
10.76	5.33	6,939	6,203	0.00	(i)	2.41		2.80		38
10.61	4.45	3,529	2,451	0.00	(i)	4.36		2.67		25
10.38	4.46	734	199	0.00	(i)(f)	80.76	(f)	1.91	(f)	146

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

Prudential Day One Funds	167

Financial Highlights (unaudited)

Prudential Day One 2015 Fund

	Per Share Operating Performance(a)	Income (Loss) From Investment Operations			Less Dividends and Distributions

	Net Asset Value, Beginning of Period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total income (loss) from investment operations	Dividends from net investment income	Distributions from net realized gains	Total dividends and distributions

Class R1
Six Months Ended 01/31/21	$11.08	$0.08	$0.61	$0.69	$(0.11)	$(0.10)	$(0.21)
Year Ended 07/31/20	10.91	0.16	0.42	0.58	(0.22)	(0.19)	(0.41)
Year Ended 07/31/19	10.86	0.19	0.23	0.42	(0.23)	(0.14)	(0.37)
Year Ended 07/31/18	10.49	0.19	0.28	0.47	(0.08)	(0.02)	(0.10)
December 13, 2016(h) through July 31, 2017	10.00	0.07	0.42	0.49	—	—	—

Class R2
Six Months Ended 01/31/21	11.10	0.09	0.62	0.71	(0.14)	(0.10)	(0.24)
Year Ended 07/31/20	10.92	0.20	0.41	0.61	(0.24)	(0.19)	(0.43)
Year Ended 07/31/19	10.88	0.21	0.22	0.43	(0.25)	(0.14)	(0.39)
Year Ended 07/31/18	10.50	0.21	0.30	0.51	(0.11)	(0.02)	(0.13)
December 13, 2016(h) through July 31, 2017	10.00	0.09	0.41	0.50	—	—	—

Class R3
Six Months Ended 01/31/21	11.11	0.10	0.61	0.71	(0.15)	(0.10)	(0.25)
Year Ended 07/31/20	10.93	0.21	0.42	0.63	(0.26)	(0.19)	(0.45)
Year Ended 07/31/19	10.89	0.24	0.21	0.45	(0.27)	(0.14)	(0.41)
Year Ended 07/31/18	10.51	0.23	0.29	0.52	(0.12)	(0.02)	(0.14)
December 13, 2016(h) through July 31, 2017	10.00	0.10	0.41	0.51	—	—	—

Class R4
Six Months Ended 01/31/21	11.11	0.10	0.61	0.71	(0.17)	(0.10)	(0.27)
Year Ended 07/31/20	10.93	0.22	0.42	0.64	(0.27)	(0.19)	(0.46)
Year Ended 07/31/19	10.88	0.30	0.17	0.47	(0.28)	(0.14)	(0.42)
Year Ended 07/31/18	10.51	0.24	0.29	0.53	(0.14)	(0.02)	(0.16)
December 13, 2016(h) through July 31, 2017	10.00	0.11	0.40	0.51	—	—	—

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

168

Prudential Day One 2015 Fund (unaudited) (continued)

		Ratios/Supplemental Data(b)(c)
Net asset value, end of period	Total Return(d)	Net assets, end of period (000)	Average net assets (000)	Expenses after waivers and/or expense reimbursement		Expenses before waivers and/ or expense reimbursement		Net investment income (loss)		Portfolio turnover rate(e)

$11.56	6.23%	$13	$12	0.74	%(f)	99.10	%(f)	1.32	%(f)	21%
11.08	5.35	12	12	0.74		114.82		1.53		75
10.91	4.17	11	11	0.73		106.63		1.83		30
10.86	4.50	11	11	0.63		120.64		1.74		57

10.49	4.90	10	10	0.65	(f)	244.08	(f)	1.10	(f)	82

11.57	6.38	45	44	0.49	(f)	29.15	(f)	1.55	(f)	21
11.10	5.62	42	37	0.49		37.60		1.85		75
10.92	4.34	12	13	0.48		92.94		1.94		30
10.88	4.85	11	11	0.38		119.98		1.99		57

10.50	5.00	11	10	0.40	(f)	243.71	(f)	1.35	(f)	82

11.57	6.43	13	13	0.34	(f)	97.20	(f)	1.72	(f)	21
11.11	5.84	12	12	0.34		113.01		1.93		75
10.93	4.50	12	11	0.33		105.36		2.23		30
10.89	5.01	11	11	0.23		119.64		2.14		57

10.51	5.10	11	10	0.26	(f)	243.52	(f)	1.50	(f)	82

11.55	6.35	13	13	0.24	(f)	96.80	(f)	1.82	(f)	21
11.11	5.97	12	12	0.24		112.64		2.03		75
10.93	4.62	12	44	0.23		28.32		2.82		30
10.88	5.02	81	65	0.14		22.01		2.27		57

10.51	5.10	51	42	0.16	(f)	144.74	(f)	1.72	(f)	82

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

Prudential Day One Funds	169

Financial Highlights (unaudited) (continued)

Prudential Day One 2015 Fund

	Per Share Operating Performance(a)	Income (Loss) From Investment Operations			Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total income (loss) from investment operations	Dividends from net investment income	Distributions from net realized gains	Total dividends and distributions
Class R5
Six Months Ended 01/31/21	$11.13	$0.11	$0.61	$0.72	$(0.18)	$(0.10)	$(0.28)
Year Ended 07/31/20	10.95	0.01	0.64	0.65	(0.28)	(0.19)	(0.47)
Year Ended 07/31/19	10.90	0.26	0.22	0.48	(0.29)	(0.14)	(0.43)
Year Ended 07/31/18	10.53	0.25	0.29	0.54	(0.15)	(0.02)	(0.17)
December 13, 2016(h) through July 31, 2017	10.00	0.11	0.42	0.53	—	—	—

Class R6
Six Months Ended 01/31/21	11.13	0.12	0.61	0.73	(0.19)	(0.10)	(0.29)
Year Ended 07/31/20	10.95	0.24	0.43	0.67	(0.30)	(0.19)	(0.49)
Year Ended 07/31/19	10.90	0.28	0.22	0.50	(0.31)	(0.14)	(0.45)
Year Ended 07/31/18	10.53	0.27	0.28	0.55	(0.16)	(0.02)	(0.18)
December 13, 2016 (h) through July 31, 2017	10.00	0.13	0.40	0.53	—	—	—

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

170

Prudential Day One 2015 Fund (unaudited) (continued)

		Ratios/Supplemental Data(b)(c)
Net asset value, end of period	Total Return(d)	Net assets, end of period (000)	Average net assets (000)	Expenses after waivers and/or expense reimbursement		Expenses before waivers and/or expense reimbursement		Net investment income (loss)		Portfolio turnover rate(e)

$11.57	6.44%	$288	$273	0.14	%(f)	5.66	%(f)	1.92	%(f)	21%
11.13	6.03	256	142	0.14		10.96		0.11		75
10.95	4.82	40	28	0.13		43.44		2.44		30
10.90	5.11	18	12	0.04		110.69		2.34		57

10.53	5.30	11	10	0.05	(f)	243.22	(f)	1.71	(f)	82

11.57	6.59	15,337	14,375	0.00	(i)(f)	1.17	(f)	2.12	(f)	21
11.13	6.19	12,049	12,078	0.00	(i)	1.72		2.23		75
10.95	4.89	11,081	9,955	0.00	(i)	2.04		2.58		30
10.90	5.27	8,567	6,742	0.00	(i)	2.53		2.50		57

10.53	5.30	4,099	640	0.00	(i)(f)	27.57	(f)	1.94	(f)	82

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

Prudential Day One Funds	171

Financial Highlights (unaudited)

Prudential Day One 2020 Fund

	Per Share Operating Performance(a)	Income (Loss) From Investment Operations			Less Dividends and Distributions

	Net Asset Value, Beginning of Period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total income (loss) from investment operations	Dividends from net investment income	Distributions from net realized gains	Total dividends and distributions

Class R1
Six Months Ended 01/31/21	$11.27	$0.08	$0.71	$0.79	$(0.12)	$(0.11)	$(0.23)
Year Ended 07/31/20	11.09	0.16	0.44	0.60	(0.21)	(0.21)	(0.42)
Year Ended 07/31/19	10.98	0.19	0.23	0.42	(0.21)	(0.10)	(0.31)
Year Ended 07/31/18	10.52	0.18	0.37	0.55	(0.08)	(0.01)	(0.09)
December 13, 2016(h) through July 31, 2017	10.00	0.07	0.45	0.52	—	—	—

Class R2
Six Months Ended 01/31/21	11.28	0.10	0.70	0.80	(0.14)	(0.11)	(0.25)
Year Ended 07/31/20	11.11	0.18	0.44	0.62	(0.24)	(0.21)	(0.45)
Year Ended 07/31/19	10.99	0.22	0.23	0.45	(0.23)	(0.10)	(0.33)
Year Ended 07/31/18	10.54	0.19	0.38	0.57	(0.11)	(0.01)	(0.12)
December 13, 2016(h) through July 31, 2017	10.00	0.08	0.46	0.54	—	—	—

Class R3
Six Months Ended 01/31/21	11.30	0.10	0.71	0.81	(0.16)	(0.11)	(0.27)
Year Ended 07/31/20	11.13	0.21	0.42	0.63	(0.25)	(0.21)	(0.46)
Year Ended 07/31/19	11.01	0.25	0.22	0.47	(0.25)	(0.10)	(0.35)
Year Ended 07/31/18	10.55	0.25	0.35	0.60	(0.13)	(0.01)	(0.14)
December 13, 2016(h) through July 31, 2017	10.00	0.09	0.46	0.55	—	—	—

Class R4
Six Months Ended 01/31/21	11.31	0.11	0.71	0.82	(0.17)	(0.11)	(0.28)
Year Ended 07/31/20	11.13	0.21	0.44	0.65	(0.26)	(0.21)	(0.47)
Year Ended 07/31/19	11.03	0.28	0.18	0.46	(0.26)	(0.10)	(0.36)
Year Ended 07/31/18	10.55	0.24	0.39	0.63	(0.14)	(0.01)	(0.15)
December 13, 2016(h) through July 31, 2017	10.00	0.10	0.45	0.55	—	—	—

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

172

Prudential Day One 2020 Fund (unaudited) (continued)

		Ratios/Supplemental Data(b)(c)
Net asset value, end of period	Total Return(d)	Net assets, end of period (000)	Average net assets (000)	Expenses after waivers and/or expense reimbursement		Expenses before waivers and/or expense reimbursement		Net investment income (loss)		Portfolio turnover rate(e)

$11.83	6.98%	$13	$13	0.75	%(f)	97.05	%(f)	1.37	%(f)	19%
11.27	5.35	12	12	0.74		113.14		1.46		61
11.09	4.19	12	11	0.74		105.39		1.74		33
10.98	5.28	11	11	0.64		118.30		1.68		41
10.52	5.20	11	10	0.67	(f)	211.29	(f)	1.02	(f)	21

11.83	7.13	4,173	4,004	0.50	(f)	1.08	(f)	1.62	(f)	19
11.28	5.59	4,355	3,904	0.49		1.27		1.61		61
11.11	4.47	3,446	2,456	0.49		1.51		2.02		33
10.99	5.43	2,332	693	0.46		3.02		1.78		41
10.54	5.40	11	10	0.42	(f)	210.95	(f)	1.27	(f)	21

11.84	7.18	1,615	1,581	0.35	(f)	1.40	(f)	1.75	(f)	19
11.30	5.73	1,541	1,294	0.34		1.80		1.87		61
11.13	4.63	1,072	1,066	0.34		1.99		2.28		33
11.01	5.67	1,134	673	0.28		3.00		2.33		41
10.55	5.50	11	10	0.27	(f)	210.74	(f)	1.41	(f)	21

11.85	7.27	13	13	0.24	(f)	94.63	(f)	1.87	(f)	19
11.31	5.82	12	12	0.24		110.87		1.95		61
11.13	4.64	12	37	0.24		31.79		2.61		33
11.03	5.97	61	191	0.14		7.79		2.19		41
10.55	5.50	178	160	0.14	(f)	45.98	(f)	1.45	(f)	21

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

Prudential Day One Funds	173

Financial Highlights (unaudited) (continued)

Prudential Day One 2020 Fund

	Per Share Operating Performance(a)	Income (Loss) From Investment Operations			Less Dividends and Distributions

	Net Asset Value, Beginning of Period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total income (loss) from investment operations	Dividends from net investment income	Distributions from net realized gains	Total dividends and distributions
Class R5
Six Months Ended 01/31/21	$11.32	$0.11	$0.71	$0.82	$(0.18)	$(0.11)	$(0.29)
Year Ended 07/31/20	11.14	0.24	0.42	0.66	(0.27)	(0.21)	(0.48)
Year Ended 07/31/19	11.03	0.25	0.23	0.48	(0.27)	(0.10)	(0.37)
Year Ended 07/31/18	10.56	0.23	0.40	0.63	(0.15)	(0.01)	(0.16)
December 13, 2016(h) through July 31, 2017	10.00	0.11	0.45	0.56	—	—	—

Class R6
Six Months Ended 01/31/21	11.28	0.13	0.70	0.83	(0.20)	(0.11)	(0.31)
Year Ended 07/31/20	11.11	0.23	0.44	0.67	(0.29)	(0.21)	(0.50)
Year Ended 07/31/19	11.00	0.27	0.23	0.50	(0.29)	(0.10)	(0.39)
Year Ended 07/31/18	10.54	0.26	0.38	0.64	(0.17)	(0.01)	(0.18)
December 13, 2016(h) through July 31, 2017	10.00	0.12	0.42	0.54	—	—	—

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

174

Prudential Day One 2020 Fund (unaudited) (continued)

		Ratios/Supplemental Data(b)(c)
Net asset value, end of period	Total Return(d)	Net assets, end of period (000)	Average net assets (000)	Expenses after waivers and/ or expense reimbursement		Expenses before waivers and/or expense reimbursement		Net investment income (loss)		Portfolio turnover rate(e)

$11.85	7.27%	$3,173	$3,467	0.15	%(f)	0.78	%(f)	1.91	%(f)	19%
11.32	6.03	3,624	3,783	0.14		0.92		2.22		61
11.14	4.75	3,962	3,807	0.14		0.99		2.34		33
11.03	5.99	3,603	1,162	0.11		1.91		2.13		41
10.56	5.60	11	10	0.06	(f)	210.44	(f)	1.62	(f)	21

11.80	7.36	58,672	55,683	0.00	(i)(f)	0.29	(f)	2.15	(f)	19
11.28	6.10	49,000	39,274	0.00	(i)	0.46		2.11		61
11.11	4.93	35,018	30,081	0.00	(i)	0.58		2.54		33
11.00	6.06	22,951	16,888	0.00	(i)	0.93		2.42		41
10.54	5.40	12,368	1,944	0.00	(i)(f)	9.10	(f)	1.80	(f)	21

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

Prudential Day One Funds	175

Financial Highlights (unaudited)

Prudential Day One 2025 Fund

	Per Share Operating Performance(a)	Income (Loss) From Investment Operations			Less Dividends and Distributions

	Net Asset Value, Beginning of Period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total income (loss) from investment operations	Dividends from net investment income	Distributions from net realized gains		Total dividends and distributions

Class R1
Six Months Ended 01/31/21	$11.24	$0.09	$0.79	$0.88	$(0.11)	$(0.10)		$(0.21)
Year Ended 07/31/20	11.14	0.05	0.53	0.58	(0.21)	(0.27)		(0.48)
Year Ended 07/31/19	11.15	0.19	0.18	0.37	(0.20)	(0.18)		(0.38)
Year Ended 07/31/18	10.58	0.17	0.50	0.67	(0.10)	(—	)(g)	(0.10)
December 13, 2016(h) through July 31, 2017	10.00	0.04	0.54	0.58	—	—		—

Class R2
Six Months Ended 01/31/21	11.26	0.08	0.81	0.89	(0.13)	(0.10)		(0.23)
Year Ended 07/31/20	11.15	(0.01)	0.63	0.62	(0.24)	(0.27)		(0.51)
Year Ended 07/31/19	11.16	0.18	0.22	0.40	(0.23)	(0.18)		(0.41)
Year Ended 07/31/18	10.59	0.24	0.46	0.70	(0.13)	(—	)(g)	(0.13)
December 13, 2016(h) through July 31, 2017	10.00	0.08	0.51	0.59	—	—		—

Class R3
Six Months Ended 01/31/21	11.27	0.11	0.80	0.91	(0.15)	(0.10)		(0.25)
Year Ended 07/31/20	11.17	0.21	0.41	0.62	(0.25)	(0.27)		(0.52)
Year Ended 07/31/19	11.18	0.23	0.19	0.42	(0.25)	(0.18)		(0.43)
Year Ended 07/31/18	10.61	0.21	0.51	0.72	(0.15)	(—	)(g)	(0.15)
December 13, 2016(h) through July 31, 2017	10.00	0.07	0.54	0.61	—	—		—

Class R4
Six Months Ended 01/31/21	11.28	0.11	0.79	0.90	(0.16)	(0.10)		(0.26)
Year Ended 07/31/20	11.17	0.22	0.43	0.65	(0.27)	(0.27)		(0.54)
Year Ended 07/31/19	11.18	0.22	0.21	0.43	(0.26)	(0.18)		(0.44)
Year Ended 07/31/18	10.61	0.20	0.53	0.73	(0.16)	(—	)(g)	(0.16)
December 13, 2016(h) through July 31, 2017	10.00	0.08	0.53	0.61	—	—		—

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

176

Prudential Day One 2025 Fund (unaudited) (continued)

		Ratios/Supplemental Data(b)(c)
Net asset value, end of period	Total Return(d)	Net assets, end of period (000)	Average net assets (000)	Expenses after waivers and/or expense reimbursement		Expenses before waivers and/or expense reimbursement		Net investment income (loss)		Portfolio turnover rate(e)

$11.91	7.80%	$13	$13	0.72	%(f)	95.78	%(f)	1.45	%(f)	17%
11.24	5.25	12	122	0.75		11.62		0.49		57
11.14	3.73	671	625	0.74		3.01		1.72		35
11.15	6.35	678	639	0.65		3.42		1.55		37
10.58	5.80	592	43	0.53	(f)	55.43	(f)	0.55	(f)	6

11.92	7.95	52	75	0.50	(f)	17.56	(f)	1.29	(f)	17
11.26	5.45	90	136	0.50		10.64		(0.13)		57
11.15	4.09	117	39	0.49		31.08		1.60		35
11.16	6.62	14	18	0.39		71.60		2.18		37
10.59	5.90	11	10	0.42	(f)	215.71	(f)	1.16	(f)	6

11.93	8.09	8,875	8,380	0.35	(f)	0.70	(f)	1.84	(f)	17
11.27	5.62	8,064	7,803	0.35		0.90		1.89		57
11.17	4.17	7,737	6,760	0.34		1.00		2.14		35
11.18	6.76	5,871	4,653	0.25		1.24		1.94		37
10.61	6.10	3,863	77	0.04	(f)	34.35	(f)	1.06	(f)	6

11.92	8.09	14	13	0.25	(f)	93.25	(f)	1.93	(f)	17
11.28	5.73	13	12	0.25		109.74		1.99		57
11.17	4.27	12	45	0.25		26.16		2.04		35
11.18	6.88	109	134	0.13		10.37		1.81		37
10.61	6.10	175	133	0.15	(f)	49.61	(f)	1.17	(f)	6

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

Prudential Day One Funds	177

Financial Highlights (unaudited) (continued)

Prudential Day One 2025 Fund

	Per Share Operating Performance(a)	Income (Loss) From Investment Operations			Less Dividends and Distributions

	Net Asset Value, Beginning of Period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total income (loss) from investment operations	Dividends from net investment income	Distributions from net realized gains		Total dividends and distributions
Class R5
Six Months Ended 01/31/21	$11.28	$0.12	$0.79	$0.91	$(0.17)	$(0.10)		$(0.27)
Year Ended 07/31/20	11.17	0.24	0.41	0.65	(0.27)	(0.27)		(0.54)
Year Ended 07/31/19	11.19	0.24	0.19	0.43	(0.27)	(0.18)		(0.45)
Year Ended 07/31/18	10.62	0.23	0.51	0.74	(0.17)	(—	)(g)	(0.17)
December 13, 2016(h) through July 31, 2017	10.00	0.10	0.52	0.62	—	—		—

Class R6
Six Months Ended 01/31/21	11.30	0.13	0.80	0.93	(0.19)	(0.10)		(0.29)
Year Ended 07/31/20	11.19	0.23	0.44	0.67	(0.29)	(0.27)		(0.56)
Year Ended 07/31/19	11.21	0.27	0.17	0.44	(0.28)	(0.18)		(0.46)
Year Ended 07/31/18	10.64	0.25	0.51	0.76	(0.19)	(—	)(g)	(0.19)
December 13, 2016(h) through July 31, 2017	10.00	0.10	0.54	0.64	—	—		—

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

178

Prudential Day One 2025 Fund (unaudited) (continued)

				Ratios/Supplemental Data(b)(c)
Net asset value, end of period	Total Return(d)	Net assets, end of period (000)	Average net assets (000)	Expenses after waivers and/or expense reimbursement		Expenses before waivers and/or expense reimbursement		Net investment income (loss)		Portfolio turnover rate(e)

$11.92	8.10%	$175	$180	0.15	%(f)	7.10	%(f)	2.10	%(f)	17%
11.28	5.90	160	238	0.16		6.04		2.12		57
11.17	4.29	295	71	0.14		16.90		2.21		35
11.19	6.98	37	25	0.07		50.68		2.05		37

10.62	6.20	16	12	0.06	(f)	179.75	(f)	1.47	(f)	6

11.94	8.23	81,048	72,369	0.00	(i)(f)	0.23	(f)	2.22	(f)	17
11.30	5.96	62,135	47,867	0.00	(i)	0.40		2.09		57
11.19	4.55	40,932	35,028	0.00	(i)	0.51		2.52		35
11.21	7.13	25,880	20,307	0.00	(i)	0.70		2.29		37

10.64	6.40	13,380	2,024	0.00	(i)(f)	8.73	(f)	1.57	(f)	6

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

Prudential Day One Funds	179

Financial Highlights (unaudited)

Prudential Day One 2030 Fund

	Per Share Operating Performance(a)	Income (Loss) From Investment Operations			Less Dividends and Distributions

	Net Asset Value, Beginning of Period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total income (loss) from investment operations	Dividends from net investment income	Distributions from net realized gains		Total dividends and distributions

Class R1
Six Months Ended 01/31/21	$11.48	$0.10	$1.03	$1.13	$(0.11)	$(0.10)		$(0.21)
Year Ended 07/31/20	11.45	0.17	0.41	0.58	(0.20)	(0.35)		(0.55)
Year Ended 07/31/19	11.53	0.18	0.13	0.31	(0.22)	(0.17)		(0.39)
Year Ended 07/31/18	10.74	0.14	0.77	0.91	(0.12)	(—)	(g)	(0.12)
December 13, 2016(h) through July 31, 2017	10.00	0.04	0.70	0.74	—	—		—

Class R2
Six Months Ended 01/31/21	11.50	0.11	1.03	1.14	(0.13)	(0.10)		(0.23)
Year Ended 07/31/20	11.47	0.16	0.45	0.61	(0.23)	(0.35)		(0.58)
Year Ended 07/31/19	11.55	0.21	0.13	0.34	(0.25)	(0.17)		(0.42)
Year Ended 07/31/18	10.75	0.11	0.83	0.94	(0.14)	(—)	(g)	(0.14)
December 13, 2016(h) through July 31, 2017	10.00	0.06	0.69	0.75	—	—		—

Class R3
Six Months Ended 01/31/21	11.50	0.12	1.03	1.15	(0.15)	(0.10)		(0.25)
Year Ended 07/31/20	11.47	0.19	0.44	0.63	(0.25)	(0.35)		(0.60)
Year Ended 07/31/19	11.55	0.21	0.15	0.36	(0.27)	(0.17)		(0.44)
Year Ended 07/31/18	10.76	0.21	0.74	0.95	(0.16)	(—)	(g)	(0.16)
December 13, 2016(h) through July 31, 2017	10.00	0.07	0.69	0.76	—	—		—

Class R4
Six Months Ended 01/31/21	11.49	0.13	1.03	1.16	(0.16)	(0.10)		(0.26)
Year Ended 07/31/20	11.46	0.23	0.41	0.64	(0.26)	(0.35)		(0.61)
Year Ended 07/31/19	11.56	0.29	0.06	0.35	(0.28)	(0.17)		(0.45)
Year Ended 07/31/18	10.77	0.20	0.76	0.96	(0.17)	(—)	(g)	(0.17)
December 13, 2016(h) through July 31, 2017	10.00	0.05	0.72	0.77	—	—		—

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

180

Prudential Day One 2030 Fund (unaudited) (continued)

		Ratios/Supplemental Data(b)(c)
Net asset value, end of period	Total Return(d)	Net assets, end of period (000)	Average net assets (000)	Expenses after waivers and/or expense reimbursement		Expenses before waivers and/or expense reimbursement		Net investment income (loss)		Portfolio turnover rate(e)

$12.40	9.81%	$48	$44	0.73	%(f)	28.77	%(f)	1.59	%(f)	18%
11.48	5.04	38	36	0.74		37.24		1.54		55
11.45	3.18	33	30	0.74		40.10		1.62		36
11.53	8.47	27	15	0.66		84.71		1.29		36

10.74	7.40	14	10	0.69	(f)	195.73	(f)	0.68	(f)	5

12.41	9.96	6,064	5,442	0.48	(f)	0.95	(f)	1.83	(f)	18
11.50	5.29	4,896	4,148	0.49		1.25		1.42		55
11.47	3.46	3,404	3,149	0.49		1.40		1.87		36
11.55	8.81	2,637	883	0.47		2.63		0.99		36
10.75	7.50	13	11	0.43	(f)	183.27	(f)	0.91	(f)	5

12.40	10.02	2,939	2,625	0.33	(f)	1.04	(f)	1.97	(f)	18
11.50	5.44	2,416	1,832	0.34		1.50		1.67		55
11.47	3.63	1,349	1,018	0.34		2.03		1.93		36
11.55	8.86	728	440	0.29		4.05		1.81		36
10.76	7.60	11	10	0.29	(f)	198.46	(f)	1.09	(f)	5

12.39	10.12	17	16	0.23	(f)	78.93	(f)	2.09	(f)	18
11.49	5.58	14	12	0.24		106.51		2.01		55
11.46	3.56	12	483	0.25		3.30		2.58		36
11.56	8.98	1,114	987	0.17		2.43		1.82		36
10.77	7.70	857	507	0.17	(f)	20.56	(f)	0.80	(f)	5

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

Prudential Day One Funds	181

Financial Highlights (unaudited) (continued)

Prudential Day One 2030 Fund

	Per Share Operating Performance(a)	Income (Loss) From Investment Operations			Less Dividends and Distributions

	Net Asset Value, Beginning of Period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total income (loss) from investment operations	Dividends from net investment income	Distributions from net realized gains		Total dividends and distributions
Class R5
Six Months Ended 01/31/21	$11.52	$0.13	$1.03	$1.16	$(0.17)	$(0.10)		$(0.27)
Year Ended 07/31/20	11.48	0.25	0.41	0.66	(0.27)	(0.35)		(0.62)
Year Ended 07/31/19	11.57	0.25	0.12	0.37	(0.29)	(0.17)		(0.46)
Year Ended 07/31/18	10.78	0.15	0.82	0.97	(0.18)	(—)	(g)	(0.18)
December 13, 2016(h) through July 31, 2017	10.00	0.08	0.70	0.78	—	—		—

Class R6
Six Months Ended 01/31/21	11.54	0.14	1.03	1.17	(0.19)	(0.10)		(0.29)
Year Ended 07/31/20	11.50	0.24	0.44	0.68	(0.29)	(0.35)		(0.64)
Year Ended 07/31/19	11.59	0.25	0.14	0.39	(0.31)	(0.17)		(0.48)
Year Ended 07/31/18	10.79	0.22	0.78	1.00	(0.20)	(—)	(g)	(0.20)
December 13, 2016(h) through July 31, 2017	10.00	0.08	0.71	0.79	—	—		—

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

182

Prudential Day One 2030 Fund (unaudited) (continued)

		Ratios/Supplemental Data(b)(c)
Net asset value, end of period	Total Return(d)	Net assets, end of period (000)	Average net assets (000)	Expenses after waivers and/or expense reimbursement		Expenses before waivers and/or expense reimbursement		Net investment income (loss)		Portfolio turnover rate(e)

$12.41	10.11%	$3,530	$3,428	0.13	%(f)	0.73	%(f)	2.16	%(f)	18%
11.52	5.73	3,222	3,087	0.14		1.00		2.19		55
11.48	3.76	3,012	2,785	0.14		1.10		2.21		36
11.57	9.08	2,728	934	0.12		2.18		1.36		36

10.78	7.80	11	10	0.08	(f)	198.14	(f)	1.30	(f)	5

12.42	10.16	68,805	60,964	0.00	(i)(f)	0.26	(f)	2.35	(f)	18
11.54	5.87	51,305	40,094	0.00	(i)	0.46		2.13		55
11.50	3.93	36,517	29,867	0.00	(i)	0.57		2.25		36
11.59	9.33	22,067	15,382	0.00	(i)	0.97		1.94		36

10.79	7.90	9,426	1,557	0.00	(i)(f)	9.71	(f)	1.23	(f)	5

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

Prudential Day One Funds	183

Financial Highlights (unaudited)

Prudential Day One 2035 Fund

	Per Share Operating Performance(a)	Income (Loss) From Investment Operations			Less Dividends and Distributions

	Net Asset Value, Beginning of Period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total income (loss) from investment operations	Dividends from net investment income	Distributions from net realized gains		Total dividends and distributions

Class R1
Six Months Ended 01/31/21	$11.47	$0.10	$1.25	$1.35	$(0.11)	$(0.10)		$(0.21)
Year Ended 07/31/20	11.42	0.16	0.41	0.57	(0.18)	(0.34)		(0.52)
Year Ended 07/31/19	11.68	0.12	0.11	0.23	(0.23)	(0.26)		(0.49)
Year Ended 07/31/18	10.81	0.12	0.90	1.02	(0.15)	(—	)(g)	(0.15)
December 13, 2016(h) through July 31, 2017	10.00	0.04	0.77	0.81	—	—		—

Class R2
Six Months Ended 01/31/21	11.48	0.12	1.25	1.37	(0.14)	(0.10)		(0.24)
Year Ended 07/31/20	11.43	0.19	0.41	0.60	(0.21)	(0.34)		(0.55)
Year Ended 07/31/19	11.69	0.18	0.07	0.25	(0.25)	(0.26)		(0.51)
Year Ended 07/31/18	10.83	0.08	0.96	1.04	(0.18)	(—	)(g)	(0.18)
December 13, 2016(h) through July 31, 2017	10.00	0.05	0.78	0.83	—	—		—

Class R3
Six Months Ended 01/31/21	11.50	0.13	1.25	1.38	(0.15)	(0.10)		(0.25)
Year Ended 07/31/20	11.45	0.20	0.42	0.62	(0.23)	(0.34)		(0.57)
Year Ended 07/31/19	11.71	0.20	0.07	0.27	(0.27)	(0.26)		(0.53)
Year Ended 07/31/18	10.84	0.17	0.89	1.06	(0.19)	(—	)(g)	(0.19)
December 13, 2016(h) through July 31, 2017	10.00	0.04	0.80	0.84	—	—		—

Class R4
Six Months Ended 01/31/21	11.51	0.13	1.27	1.40	(0.17)	(0.10)		(0.27)
Year Ended 07/31/20	11.46	0.22	0.41	0.63	(0.24)	(0.34)		(0.58)
Year Ended 07/31/19	11.72	0.31	(0.03)	0.28	(0.28)	(0.26)		(0.54)
Year Ended 07/31/18	10.85	0.17	0.90	1.07	(0.20)	(—	)(g)	(0.20)
December 13, 2016(h) through July 31, 2017	10.00	0.05	0.80	0.85	—	—		—

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

184

Prudential Day One 2035 Fund (unaudited) (continued)

		Ratios/Supplemental Data(b)(c)
Net asset value, end of period	Total Return(d)	Net assets, end of period (000)	Average net assets (000)	Expenses after waivers and/or expense reimbursement		Expenses before waivers and/or expense reimbursement		Net investment income (loss)		Portfolio turnover rate(e)

$12.61	11.77%	$28	$27	0.72	%(f)	47.19	%(f)	1.67	%(f)	21%
11.47	4.94	25	24	0.72		56.33		1.44		45
11.42	2.55	24	17	0.72		70.38		1.03		35
11.68	9.46	12	12	0.63		106.90		1.04		28

10.81	8.10	13	10	0.65	(f)	250.51	(f)	0.58	(f)	13

12.61	11.92	388	359	0.47	(f)	4.28	(f)	1.94	(f)	21
11.48	5.20	324	359	0.47		4.84		1.66		45
11.43	2.84	353	340	0.47		4.85		1.60		35
11.69	9.62	352	77	0.44		17.83		0.70		28

10.83	8.30	11	10	0.40	(f)	246.60	(f)	0.84	(f)	13

12.63	12.05	8,404	7,822	0.32	(f)	0.79	(f)	2.07	(f)	21
11.50	5.34	7,298	6,663	0.32		1.11		1.82		45
11.45	3.01	6,271	5,850	0.32		1.31		1.83		35
11.71	9.85	5,849	4,950	0.24		1.58		1.46		28

10.84	8.40	4,044	80	0.08	(f)	40.80	(f)	0.59	(f)	13

12.64	12.14	15	14	0.22	(f)	88.53	(f)	2.17	(f)	21
11.51	5.43	13	12	0.22		106.41		1.94		45
11.46	3.12	12	28	0.21		41.69		2.78		35
11.72	9.96	50	48	0.13		27.89		1.48		28

10.85	8.50	57	37	0.14	(f)	122.15	(f)	0.73	(f)	13

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

Prudential Day One Funds	185

Financial Highlights (unaudited) (continued)

Prudential Day One 2035 Fund

	Per Share Operating Performance(a)	Income (Loss) From Investment Operations			Less Dividends and Distributions

	Net Asset Value, Beginning of Period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total income (loss) from investment operations	Dividends from net investment income	Distributions from net realized gains		Total dividends and distributions

Class R5
Six Months Ended 01/31/21	$11.51	$0.15	$1.25	$1.40	$(0.18)	$(0.10)		$(0.28)
Year Ended 07/31/20	11.45	0.20	0.45	0.65	(0.25)	(0.34)		(0.59)
Year Ended 07/31/19	11.72	0.24	0.05	0.29	(0.30)	(0.26)		(0.56)
Year Ended 07/31/18	10.85	0.18	0.91	1.09	(0.22)	(—)	(g)	(0.22)
December 13, 2016(h) through July 31, 2017	10.00	0.08	0.77	0.85	—	—		—

Class R6
Six Months Ended 01/31/21	11.52	0.15	1.25	1.40	(0.19)	(0.10)		(0.29)
Year Ended 07/31/20	11.46	0.22	0.45	0.67	(0.27)	(0.34)		(0.61)
Year Ended 07/31/19	11.74	0.24	0.05	0.29	(0.31)	(0.26)		(0.57)
Year Ended 07/31/18	10.87	0.22	0.88	1.10	(0.23)	(—)	(g)	(0.23)
December 13, 2016(h) through July 31, 2017	10.00	0.07	0.80	0.87	—	—		—

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

186

Prudential Day One 2035 Fund (unaudited) (continued)

		Ratios/Supplemental Data(b)(c)
Net asset value, end of period	Total Return(d)	Net assets, end of period (000)	Average net assets (000)	Expenses after waivers and/or expense reimbursement		Expenses before waivers and/or expense reimbursement		Net investment income (loss)		Portfolio turnover rate(e)

$12.63	12.15%	$209	$176	0.12	%(f)	7.40	%(f)	2.37	%(f)	21%
11.51	5.62	147	122	0.12		11.56		1.81		45
11.45	3.15	95	69	0.12		17.68		2.16		35
11.72	10.07	33	15	0.04		87.88		1.54		28
10.85	8.50	11	10	0.05	(f)	246.10	(f)	1.19	(f)	13

12.63	12.21	51,186	47,969	0.00	(i)(f)	0.32	(f)	2.44	(f)	21
11.52	5.77	42,659	28,765	0.00	(i)	0.61		1.99		45
11.46	3.23	24,312	20,031	0.00	(i)	0.81		2.14		35
11.74	10.21	15,099	11,332	0.00	(i)	1.10		1.88		28
10.87	8.70	6,889	1,284	0.00	(i)(f)	14.16	(f)	1.03	(f)	13

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

Prudential Day One Funds	187

Financial Highlights (unaudited)

Prudential Day One 2040 Fund

	Per Share Operating Performance(a)	Income (Loss) From Investment Operations			Less Dividends and Distributions

	Net Asset Value, Beginning of Period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total income (loss) from investment operations	Dividends from net investment income	Distributions from net realized gains	Total dividends and distributions

Class R1
Six Months Ended 01/31/21	$11.53	$0.11	$1.44	$1.55	$(0.11)	$(0.09)	$(0.20)
Year Ended 07/31/20	11.61	0.14	0.33	0.47	(0.18)	(0.37)	(0.55)
Year Ended 07/31/19	11.83	0.15	0.05	0.20	(0.24)	(0.18)	(0.42)
Year Ended 07/31/18	10.90	0.12	0.98	1.10	(0.16)	(0.01)	(0.17)
December 13, 2016 (h) through July 31, 2017	10.00	0.03	0.87	0.90	—	—	—

Class R2
Six Months Ended 01/31/21	11.55	0.13	1.43	1.56	(0.14)	(0.09)	(0.23)
Year Ended 07/31/20	11.63	0.18	0.32	0.50	(0.21)	(0.37)	(0.58)
Year Ended 07/31/19	11.84	0.17	0.07	0.24	(0.27)	(0.18)	(0.45)
Year Ended 07/31/18	10.92	0.05	1.07	1.12	(0.19)	(0.01)	(0.20)
December 13, 2016(h) through July 31, 2017	10.00	0.05	0.87	0.92	—	—	—

Class R3
Six Months Ended 01/31/21	11.57	0.14	1.44	1.58	(0.16)	(0.09)	(0.25)
Year Ended 07/31/20	11.64	0.19	0.34	0.53	(0.23)	(0.37)	(0.60)
Year Ended 07/31/19	11.86	0.16	0.09	0.25	(0.29)	(0.18)	(0.47)
Year Ended 07/31/18	10.93	0.16	0.98	1.14	(0.20)	(0.01)	(0.21)
December 13, 2016 (h) through July 31, 2017	10.00	0.06	0.87	0.93	—	—	—

Class R4
Six Months Ended 01/31/21	11.58	0.14	1.44	1.58	(0.17)	(0.09)	(0.26)
Year Ended 07/31/20	11.65	0.21	0.33	0.54	(0.24)	(0.37)	(0.61)
Year Ended 07/31/19	11.87	0.25	0.01	0.26	(0.30)	(0.18)	(0.48)
Year Ended 07/31/18	10.94	0.18	0.97	1.15	(0.21)	(0.01)	(0.22)
December 13, 2016 (h) through July 31, 2017	10.00	0.03	0.91	0.94	—	—	—

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

188

Prudential Day One 2040 Fund (unaudited) (continued)

		Ratios/Supplemental Data(b)(c)

Net asset value, end of period	Total Return(d)	Net assets, end of period (000)	Average net assets (000)	Expenses after waivers and/or expense reimbursement		Expenses before waivers and/or expense reimbursement		Net investment income (loss)		Portfolio turnover rate(e)

$12.88	13.45%	$28	$25	0.69	%(f)	50.04	%(f)	1.75	%(f)	17%
11.53	3.95	22	18	0.69		73.98		1.29		44
11.61	2.28	16	14	0.70		83.37		1.31		26
11.83	10.11	13	12	0.63		110.40		1.04		27
10.90	9.00	11	10	0.64	(f)	226.80	(f)	0.46	(f)	27

12.88	13.50	4,455	3,928	0.44	(f)	1.13	(f)	2.01	(f)	17
11.55	4.18	3,501	2,845	0.44		1.61		1.57		44
11.63	2.65	2,424	1,689	0.45		2.02		1.50		26
11.84	10.26	1,157	299	0.43		5.77		0.43		27
10.92	9.20	12	11	0.39	(f)	219.37	(f)	0.69	(f)	27

12.90	13.63	3,096	2,695	0.29	(f)	1.10	(f)	2.24	(f)	17
11.57	4.42	2,187	1,720	0.29		1.76		1.69		44
11.64	2.73	1,491	915	0.30		2.43		1.42		26
11.86	10.49	550	281	0.26		6.12		1.34		27
10.93	9.30	11	10	0.24	(f)	226.24	(f)	0.86	(f)	27

12.90	13.63	25	21	0.19	(f)	57.72	(f)	2.30	(f)	17
11.58	4.52	17	13	0.19		98.42		1.84		44
11.65	2.84	12	35	0.20		33.44		2.14		26
11.87	10.60	61	124	0.13		11.98		1.58		27
10.94	9.40	115	71	0.13	(f)	81.65	(f)	0.52	(f)	27

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

Prudential Day One Funds	189

Financial Highlights (unaudited) (continued)

Prudential Day One 2040 Fund

	Per Share Operating Performance(a)	Income (Loss) From Investment Operations			Less Dividends and Distributions

	Net Asset Value, Beginning of Period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total income (loss) from investment operations	Dividends from net investment income	Distributions from net realized gains	Total dividends and distributions

Class R5

Six Months Ended 01/31/21	$11.58	$0.14	$1.45	$1.59	$(0.18)	$(0.09)	$(0.27)

Year Ended 07/31/20	11.65	0.24	0.31	0.55	(0.25)	(0.37)	(0.62)

Year Ended 07/31/19	11.88	0.22	0.04	0.26	(0.31)	(0.18)	(0.49)

Year Ended 07/31/18	10.95	0.08	1.09	1.17	(0.23)	(0.01)	(0.24)

December 13, 2016(h) through July 31, 2017	10.00	0.07	0.88	0.95	—	—	—

Class R6

Six Months Ended 01/31/21	11.59	0.16	1.45	1.61	(0.20)	(0.09)	(0.29)

Year Ended 07/31/20	11.66	0.22	0.35	0.57	(0.27)	(0.37)	(0.64)

Year Ended 07/31/19	11.89	0.23	0.05	0.28	(0.33)	(0.18)	(0.51)

Year Ended 07/31/18	10.96	0.20	0.98	1.18	(0.24)	(0.01)	(0.25)

December 13, 2016(h) through July 31, 2017	10.00	0.06	0.90	0.96	—	—	—

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

190

Prudential Day One 2040 Fund (unaudited)  (continued)

		Ratios/Supplemental Data(b)(c)
Net asset value, end of period	Total Return(d)	Net assets, end of period (000)	Average net assets (000)	Expenses after waivers and/or expense reimbursement		Expenses before waivers and/or expense reimbursement		Net investment income (loss)		Portfolio turnover rate(e)

$12.90	13.73%	$6,633	$6,358	0.09	%(f)	0.66	%(f)	2.29	%(f)	17%
11.58	4.61	6,114	5,963	0.09		1.01		2.09		44
11.65	2.87	6,056	5,822	0.10		1.18		1.94		26
11.88	10.71	6,070	1,981	0.09		1.75		0.72		27

10.95	9.50	11	10	0.03	(f)	225.96	(f)	1.07	(f)	27

12.91	13.88	41,579	37,701	0.00	(i)(f)	0.36	(f)	2.52	(f)	17
11.59	4.67	31,333	20,948	0.00	(i)	0.70		1.96		44
11.66	3.13	17,752	15,067	0.00	(i)	0.91		2.01		26
11.89	10.86	12,643	9,501	0.00	(i)	1.52		1.75		27

10.96	9.60	5,693	1,375	0.00	(i)(f)	13.42	(f)	0.85	(f)	27

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

Prudential Day One Funds	191

Financial Highlights (unaudited)

Prudential Day One 2045 Fund

	Per Share Operating Performance(a)	Income (Loss) From Investment Operations			Less Dividends and Distributions

	Net Asset Value, Beginning of Period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total income (loss) from investment operations	Dividends from net investment income	Distributions from net realized gains	Total dividends and distributions

Class R1
Six Months Ended 01/31/21	$11.34	$0.11	$1.56	$1.67	$(0.11)	$(0.08)	$(0.19)
Year Ended 07/31/20	11.47	0.17	0.27	0.44	(0.18)	(0.39)	(0.57)
Year Ended 07/31/19	11.91	0.14	(0.04)	0.10	(0.24)	(0.30)	(0.54)
Year Ended 07/31/18	10.97	0.11	1.02	1.13	(0.18)	(0.01)	(0.19)
December 13, 2016 (h) through July 31, 2017	10.00	0.03	0.94	0.97	—	—	—

Class R2
Six Months Ended 01/31/21	11.36	0.11	1.58	1.69	(0.14)	(0.08)	(0.22)
Year Ended 07/31/20	11.49	0.03	0.44	0.47	(0.21)	(0.39)	(0.60)
Year Ended 07/31/19	11.94	0.09	0.03	0.12	(0.27)	(0.30)	(0.57)
Year Ended 07/31/18	10.98	0.13	1.04	1.17	(0.20)	(0.01)	(0.21)
December 13, 2016 (h) through July 31, 2017	10.00	0.04	0.94	0.98	—	—	—

Class R3
Six Months Ended 01/31/21	11.37	0.14	1.56	1.70	(0.16)	(0.08)	(0.24)
Year Ended 07/31/20	11.50	0.21	0.28	0.49	(0.23)	(0.39)	(0.62)
Year Ended 07/31/19	11.94	0.18	(0.03)	0.15	(0.29)	(0.30)	(0.59)
Year Ended 07/31/18	10.99	0.15	1.03	1.18	(0.22)	(0.01)	(0.23)
December 13, 2016 (h) through July 31, 2017	10.00	0.03	0.96	0.99	—	—	—

Class R4
Six Months Ended 01/31/21	11.37	0.14	1.57	1.71	(0.17)	(0.08)	(0.25)
Year Ended 07/31/20	11.50	0.22	0.28	0.50	(0.24)	(0.39)	(0.63)
Year Ended 07/31/19	11.95	0.23	(0.08)	0.15	(0.30)	(0.30)	(0.60)
Year Ended 07/31/18	11.00	0.24	0.95	1.19	(0.23)	(0.01)	(0.24)
December 13, 2016 (h) through July 31, 2017	10.00	0.03	0.97	1.00	—	—	—

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

192

Prudential Day One 2045 Fund (unaudited) (continued)

		Ratios/Supplemental Data(b)(c)

Net asset value, end of period	Total Return(d)	Net assets, end of period (000)	Average net assets (000)	Expenses after waivers and/or expense reimbursement		Expenses before waivers and/ or expense reimbursement		Net investment income (loss)		Portfolio turnover rate(e)

$12.82	14.78%	$17	$15	0.68	%(f)	80.50	%(f)	1.78	%(f)	14%
11.34	3.66	14	13	0.68		98.28		1.54		47
11.47	1.78	13	12	0.69		96.93		1.26		31
11.91	10.31	12	12	0.62		110.92		0.96		33

10.97	9.70	11	10	0.64	(f)	218.87	(f)	0.39	(f)	21

12.83	14.91	215	204	0.43	(f)	7.11	(f)	1.87	(f)	14
11.36	3.92	220	152	0.43		10.18		0.24		47
11.49	1.99	98	58	0.44		21.72		0.78		31
11.94	10.75	27	17	0.38		78.26		1.09		33

10.98	9.80	12	11	0.39	(f)	216.07	(f)	0.63	(f)	21

12.83	14.97	10,470	9,618	0.28	(f)	0.94	(f)	2.19	(f)	14
11.37	4.07	8,750	7,880	0.28		1.51		1.90		47
11.50	2.26	7,639	6,657	0.29		1.80		1.58		31
11.94	10.79	5,927	4,901	0.22		2.11		1.33		33

10.99	9.90	3,812	76	0.09	(f)	42.49	(f)	0.38	(f)	21

12.83	15.07	37	34	0.18	(f)	36.79	(f)	2.28	(f)	14
11.37	4.19	32	30	0.18		44.47		2.02		47
11.50	2.29	31	217	0.20		6.89		2.01		31
11.95	10.90	458	361	0.13		5.30		2.04		33

11.00	10.00	247	142	0.12	(f)	59.08	(f)	0.38	(f)	21

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

Prudential Day One Funds	193

Financial Highlights  (unaudited) (continued)

Prudential Day One 2045 Fund

	Per Share Operating Performance(a)	Income (Loss) From Investment Operations			Less Dividends and Distributions

	Net Asset Value, Beginning of Period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total income (loss) from investment operations	Dividends from net investment income	Distributions from net realized gains	Total dividends and distributions
Class R5
Six Months Ended 01/31/21	$11.39	$0.15	$1.56	$1.71	$(0.18)	$(0.08)	$(0.26)
Year Ended 07/31/20	11.51	0.16	0.36	0.52	(0.25)	(0.39)	(0.64)
Year Ended 07/31/19	11.96	0.18	(0.02)	0.16	(0.31)	(0.30)	(0.61)
Year Ended 07/31/18	11.01	0.14	1.06	1.20	(0.24)	(0.01)	(0.25)
December 13, 2016 (h) through July 31, 2017	10.00	0.07	0.94	1.01	—	—	—

Class R6
Six Months Ended 01/31/21	11.41	0.16	1.57	1.73	(0.20)	(0.08)	(0.28)
Year Ended 07/31/20	11.53	0.21	0.32	0.53	(0.26)	(0.39)	(0.65)
Year Ended 07/31/19	11.99	0.22	(0.05)	0.17	(0.33)	(0.30)	(0.63)
Year Ended 07/31/18	11.03	0.19	1.04	1.23	(0.26)	(0.01)	(0.27)
December 13, 2016 (h) through July 31, 2017	10.00	0.05	0.98	1.03	—	—	—

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

194

Prudential Day One 2045 Fund   (unaudited) (continued)

		Ratios/Supplemental Data(b)(c)

Net asset value, end of period	Total Return(d)	Net assets, end of period (000)	Average net assets (000)	Expenses after waivers and/or expense reimbursement		Expenses before waivers and/or expense reimbursement		Net investment income (loss)		Portfolio turnover rate(e)

$12.84	15.06%	$513	$463	0.08	%(f)	3.29	%(f)	2.43	%(f)	14%
11.39	4.34	407	265	0.08		6.12		1.48		47
11.51	2.41	174	101	0.09		12.95		1.62		31
11.96	11.00	51	19	0.04		67.28		1.24		33

11.01	10.10	12	11	0.04(f)		216.62(f)		0.99(f)		21

12.86	15.19	27,987	24,093	0.00(i)(f)		0.53(f)		2.58(f)		14
11.41	4.49	20,178	11,758	0.00(i)		1.11		1.89		47
11.53	2.50	9,601	8,229	0.00(i)		1.43		1.99		31
11.99	11.24	7,129	5,157	0.00(i)		1.77		1.63		33

11.03	10.30	3,451	665	0.00(i)(f)		22.86(f)		0.80(f)		21

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

Prudential Day One Funds	195

Financial Highlights (unaudited)

Prudential Day One 2050 Fund

	Per Share Operating Performance(a)	Income (Loss) From Investment Operations			Less Dividends and Distributions

	Net Asset Value, Beginning of Period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total income (loss) from investment operations	Dividends from net investment income	Distributions from net realized gains	Total dividends and distributions

Class R1
Six Months Ended 01/31/21	$11.49	$0.10	$1.66	$1.76	$(0.12)	$(0.08)	$(0.20)
Year Ended 07/31/20	11.59	0.08	0.31	0.39	(0.19)	(0.30)	(0.49)
Year Ended 07/31/19	11.92	0.13	(0.02)	0.11	(0.25)	(0.19)	(0.44)
Year Ended 07/31/18	10.95	0.11	1.05	1.16	(0.18)	(0.01)	(0.19)
December 13, 2016 (h) through July 31, 2017	10.00	0.01	0.94	0.95	—	—	—

Class R2
Six Months Ended 01/31/21	11.51	0.13	1.66	1.79	(0.15)	(0.08)	(0.23)
Year Ended 07/31/20	11.59	0.17	0.26	0.43	(0.21)	(0.30)	(0.51)
Year Ended 07/31/19	11.93	0.15	(0.03)	0.12	(0.27)	(0.19)	(0.46)
Year Ended 07/31/18	10.96	0.03	1.16	1.19	(0.21)	(0.01)	(0.22)
December 13, 2016 (h) through July 31, 2017	10.00	0.04	0.92	0.96	—	—	—

Class R3
Six Months Ended 01/31/21	11.53	0.14	1.65	1.79	(0.16)	(0.08)	(0.24)
Year Ended 07/31/20	11.61	0.16	0.28	0.44	(0.22)	(0.30)	(0.52)
Year Ended 07/31/19	11.95	0.14	—(g)	0.14	(0.29)	(0.19)	(0.48)
Year Ended 07/31/18	10.97	0.12	1.10	1.22	(0.23)	(0.01)	(0.24)
December 13, 2016 (h) through July 31, 2017	10.00	0.05	0.92	0.97	—	—	—

Class R4
Six Months Ended 01/31/21	11.51	0.14	1.65	1.79	(0.17)	(0.08)	(0.25)
Year Ended 07/31/20	11.59	0.22	0.24	0.46	(0.24)	(0.30)	(0.54)
Year Ended 07/31/19	11.95	1.53	(1.40)	0.13	(0.30)	(0.19)	(0.49)
Year Ended 07/31/18	10.98	0.14	1.08	1.22	(0.24)	(0.01)	(0.25)
December 13, 2016 (h) through July 31, 2017	10.00	0.03	0.95	0.98	—	—	—

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

196

Prudential Day One 2050 Fund (unaudited) (continued)

		Ratios/Supplemental Data(b)(c)

Net asset value, end of period	Total Return(d)	Net assets, end of period (000)	Average net assets (000)	Expenses after waivers and/or expense reimbursement	Expenses before waivers and/or expense reimbursement	Net investment income (loss)	Portfolio turnover rate(e)

$13.05	15.32%	$35	$35	0.67%(f)	36.49%(f)	1.64%(f)	14%
11.49	3.24	33	54	0.67	26.33	0.69	42
11.59	1.61	166	145	0.68	11.03	1.11	30
11.92	10.68	142	122	0.61	15.48	0.95	56
10.95	9.50	98	15	0.59(f)	192.34(f)	0.14(f)	18

13.07	15.55	3,901	3,441	0.42(f)	1.57(f)	2.07(f)	14
11.51	3.53	3,110	2,447	0.42	2.57	1.53	42
11.59	1.83	1,951	1,348	0.43	3.75	1.33	30
11.93	10.96	982	284	0.41	8.52	0.26	56
10.96	9.60	18	11	0.38(f)	257.36(f)	0.54(f)	18

13.08	15.58	3,099	2,616	0.27(f)	1.50(f)	2.29(f)	14
11.53	3.65	2,212	1,564	0.27	2.70	1.45	42
11.61	2.01	1,074	655	0.28	4.43	1.22	30
11.95	11.19	347	162	0.24	12.24	1.01	56
10.97	9.70	11	10	0.23(f)	267.71(f)	0.71(f)	18

13.05	15.62	15	14	0.17(f)	87.41(f)	2.30(f)	14
11.51	3.81	13	12	0.17	106.71	1.94	42
11.59	1.95	12	68	0.19	19.83	13.14	30
11.95	11.21	160	113	0.12	15.66	1.24	56
10.98	9.80	75	45	0.11(f)	141.42(f)	0.39(f)	18

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

Prudential Day One Funds	197

See Notes to Financial Statements.

Financial Highlights (unaudited) (continued)

Prudential Day One 2050 Fund

	Per Share Operating Performance(a)	Income (Loss) From Investment Operations			Less Dividends and Distributions

	Net Asset Value, Beginning of Period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total income (loss) from investment operations	Dividends from net investment income	Distributions from net realized gains	Total dividends and distributions
Class R5
Six Months Ended 01/31/21	$11.54	$0.15	$1.66	$1.81	$(0.19)	$(0.08)	$(0.27)
Year Ended 07/31/20	11.62	0.24	0.23	0.47	(0.25)	(0.30)	(0.55)
Year Ended 07/31/19	11.96	0.20	(0.03)	0.17	(0.32)	(0.19)	(0.51)
Year Ended 07/31/18	10.99	0.07	1.16	1.23	(0.25)	(0.01)	(0.26)
December 13, 2016 (h) through July 31, 2017	10.00	0.06	0.93	0.99	—	—	—

Class R6
Six Months Ended 01/31/21	11.57	0.16	1.66	1.82	(0.21)	(0.08)	(0.29)
Year Ended 07/31/20	11.64	0.24	0.26	0.50	(0.27)	(0.30)	(0.57)
Year Ended 07/31/19	11.99	0.20	(0.03)	0.17	(0.33)	(0.19)	(0.52)
Year Ended 07/31/18	11.00	0.19	1.08	1.27	(0.27)	(0.01)	(0.28)
December 13, 2016 (h) through July 31, 2017	10.00	0.06	0.94	1.00	—	—	—

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

198

Prudential Day One 2050 Fund  (unaudited) (continued)

		Ratios/Supplemental Data(b)(c)

Net asset value, end of period	Total Return(d)	Net assets, end of period (000)	Average net assets (000)	Expenses after waivers and/or expense reimbursement	Expenses before waivers and/or expense reimbursement	Net investment income (loss)	Portfolio turnover rate(e)

$13.08	15.68%	$931	$842	0.07%(f)	2.31%(f)	2.42%(f)	14%
11.54	3.90	778	725	0.07	3.47	2.11	42
11.62	2.24	732	608	0.08	4.47	1.73	30
11.96	11.31	560	176	0.06	10.80	0.56	56

10.99	9.90	11	10	0.02(f)	267.38(f)	0.92(f)	18

13.10	15.72	17,590	15,479	0.00(i)(f)	0.80(f)	2.60(f)	14
11.57	4.11	13,037	8,309	0.00(i)	1.67	2.13	42
11.64	2.33	7,037	5,316	0.00(i)	2.60	1.75	30
11.99	11.65	3,884	2,964	0.00(i)	4.62	1.64	56

11.00	10.00	2,013	318	0.00(i)(f)	49.96(f)	0.83(f)	18

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

Prudential Day One Funds	199

Financial Highlights (unaudited)

Prudential Day One 2055 Fund

	Per Share Operating Performance(a)	Income (Loss) From Investment Operations			Less Dividends and Distributions

	Net Asset Value, Beginning of Period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total income (loss) from investment operations	Dividends from net investment income	Distributions from net realized gains	Total dividends and distributions

Class R1
Six Months Ended 01/31/21	$11.33	$0.11	$1.73	$1.84	$(0.11)	$(0.10)	$(0.21)
Year Ended 07/31/20	11.52	0.18	0.18	0.36	(0.19)	(0.36)	(0.55)
Year Ended 07/31/19	12.10	0.14	(0.15)	(0.01)	(0.24)	(0.33)	(0.57)
Year Ended 07/31/18	11.07	0.10	1.12	1.22	(0.19)	—	(0.19)
December 13, 2016(h) through July 31, 2017	10.00	0.02	1.05	1.07	—	—	—

Class R2
Six Months Ended 01/31/21	11.36	0.13	1.72	1.85	(0.14)	(0.10)	(0.24)
Year Ended 07/31/20	11.54	0.14	0.25	0.39	(0.21)	(0.36)	(0.57)
Year Ended 07/31/19	12.12	0.12	(0.10)	0.02	(0.27)	(0.33)	(0.60)
Year Ended 07/31/18	11.09	0.10	1.15	1.25	(0.22)	—	(0.22)
December 13, 2016(h) through July 31, 2017	10.00	0.03	1.06	1.09	—	—	—

Class R3
Six Months Ended 01/31/21	11.36	0.14	1.73	1.87	(0.16)	(0.10)	(0.26)
Year Ended 07/31/20	11.55	0.20	0.20	0.40	(0.23)	(0.36)	(0.59)
Year Ended 07/31/19	12.13	0.18	(0.14)	0.04	(0.29)	(0.33)	(0.62)
Year Ended 07/31/18	11.10	0.15	1.12	1.27	(0.24)	—	(0.24)
December 13, 2016(h) through July 31, 2017	10.00	0.02	1.08	1.10	—	—	—

Class R4
Six Months Ended 01/31/21	11.37	0.14	1.73	1.87	(0.17)	(0.10)	(0.27)
Year Ended 07/31/20	11.56	0.22	0.19	0.41	(0.24)	(0.36)	(0.60)
Year Ended 07/31/19	12.14	0.26	(0.21)	0.05	(0.30)	(0.33)	(0.63)
Year Ended 07/31/18	11.11	0.16	1.12	1.28	(0.25)	—	(0.25)
December 13, 2016(h) through July 31, 2017	10.00	0.03	1.08	1.11	—	—	—

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

200

Prudential Day One 2055 Fund  (unaudited) (continued)

		Ratios/Supplemental Data(b)(c)
Net asset value, end of period	Total Return(d)	Net assets, end of period (000)	Average net assets (000)	Expenses after waivers and/or expense reimbursement		Expenses before waivers and/or expense reimbursement		Net investment income (loss)		Portfolio turnover rate(e)

$12.96	16.29%	$16	$15	0.65	%(f)	85.29	%(f)	1.81	%(f)	13%
11.33	2.89	14	14	0.65		93.51		1.62		45
11.52	0.89	15	15	0.66		81.24		1.22		29
12.10	11.10	15	12	0.61		110.87		0.87		29
11.07	10.70	11	10	0.64	(f)	257.86	(f)	0.23	(f)	4

12.97	16.33	162	156	0.40	(f)	10.15	(f)	2.08	(f)	13
11.36	3.19	142	83	0.40		19.04		1.28		45
11.54	1.19	63	43	0.41		30.82		1.05		29
12.12	11.34	36	23	0.37		58.64		0.86		29
11.09	10.90	17	11	0.38	(f)	250.88	(f)	0.47	(f)	4

12.97	16.48	6,227	5,465	0.25	(f)	1.84	(f)	2.29	(f)	13
11.36	3.26	4,867	4,140	0.25		2.92		1.83		45
11.55	1.37	3,699	3,177	0.26		3.70		1.59		29
12.13	11.48	2,791	2,323	0.21		4.29		1.26		29
11.10	11.00	1,795	41	0.13	(f)	93.88	(f)	0.25	(f)	4

12.97	16.47	15	14	0.15	(f)	88.65	(f)	2.31	(f)	13
11.37	3.38	13	12	0.15		106.71		2.02		45
11.56	1.49	13	33	0.17		37.86		2.20		29
12.14	11.59	66	56	0.11		26.45		1.34		29
11.11	11.10	45	25	0.13	(f)	166.78	(f)	0.41	(f)	4

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

Prudential Day One Funds	201

Financial Highlights (unaudited) (continued)

Prudential Day One 2055 Fund

	Per Share Operating Performance(a)	Income (Loss) From Investment Operations			Less Dividends and Distributions

	Net Asset Value, Beginning of Period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total income (loss) from investment operations	Dividends from net investment income	Distributions from net realized gains	Total dividends and distributions
Class R5
Six Months Ended 01/31/21	$11.38	$0.16	$1.73	$1.89	$(0.18)	$(0.10)	$(0.28)
Year Ended 07/31/20	11.56	0.24	0.19	0.43	(0.25)	(0.36)	(0.61)
Year Ended 07/31/19	12.15	0.14	(0.09)	0.05	(0.31)	(0.33)	(0.64)
Year Ended 07/31/18	11.12	0.16	1.13	1.29	(0.26)	—	(0.26)
December 13, 2016 (h) through July 31, 2017	10.00	0.06	1.06	1.12	—	—	—

Class R6
Six Months Ended 01/31/21	11.38	0.16	1.74	1.90	(0.20)	(0.10)	(0.30)
Year Ended 07/31/20	11.57	0.22	0.22	0.44	(0.27)	(0.36)	(0.63)
Year Ended 07/31/19	12.16	0.21	(0.14)	0.07	(0.33)	(0.33)	(0.66)
Year Ended 07/31/18	11.13	0.19	1.12	1.31	(0.28)	—	(0.28)
December 13, 2016 (h) through July 31, 2017	10.00	0.04	1.09	1.13	—	—	—

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

202

Prudential Day One 2055 Fund (unaudited) (continued)

		Ratios/Supplemental Data(b)(c)
Net asset value, end of period	Total Return(d)	Net assets, end of period (000)	Average net assets (000)	Expenses after waivers and/or expense reimbursement		Expenses before waivers and/or expense reimbursement		Net investment income (loss)		Portfolio turnover rate(e)

$12.99	16.66%	$172	$158	0.05	%(f)	9.31	%(f)	2.50	%(f)	13%
11.38	3.51	136	111	0.05		14.21		2.15		45
11.56	1.53	90	50	0.05		26.07		1.20		29

12.15	11.69	21	14	0.01		96.19		1.37		29

11.12	11.20	11	10	0.03	(f)	257.05	(f)	0.84	(f)	4

12.98	16.72	7,594	6,511	0.00	(i)(f)	1.48	(f)	2.64	(f)	13
11.38	3.60	5,451	4,340	0.00	(i)	2.57		2.01		45
11.57	1.72	3,635	3,169	0.00	(i)	3.36		1.87		29

12.16	11.85	2,777	2,185	0.00	(i)	3.99		1.62		29

11.13	11.30	950	287	0.00	(i)(f)	60.80	(f)	0.53	(f)	4

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

Prudential Day One Funds	203

Financial Highlights (unaudited)

Prudential Day One 2060 Fund

	Per Share Operating Performance(a)	Income (Loss) From Investment Operations				Less Dividends and Distributions

	Net Asset Value, Beginning of Period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total income (loss) from investment operations		Dividends from net investment income	Distributions from net realized gains	Total dividends and distributions

Class R1
Six Months Ended 01/31/21	$11.49	$0.11	$1.82	$1.93		$(0.08)	$(0.06)	$(0.14)
Year Ended 07/31/20	11.62	0.17	0.16	0.33		(0.20)	(0.26)	(0.46)
Year Ended 07/31/19	12.06	0.13	(0.15)	(0.02)		(0.25)	(0.17)	(0.42)
Year Ended 07/31/18	11.01	0.10	1.15	1.25		(0.20)	—	(0.20)
December 13, 2016 (h) through July 31, 2017	10.00	0.01	1.00	1.01		—	—	—

Class R2
Six Months Ended 01/31/21	11.52	0.14	1.81	1.95		(0.11)	(0.06)	(0.17)
Year Ended 07/31/20	11.63	0.16	0.21	0.37		(0.22)	(0.26)	(0.48)
Year Ended 07/31/19	12.08	0.15	(0.15)	—	(g)	(0.28)	(0.17)	(0.45)
Year Ended 07/31/18	11.03	0.06	1.21	1.27		(0.22)	—	(0.22)
December 13, 2016 (h) through July 31, 2017	10.00	0.03	1.00	1.03		—	—	—

Class R3
Six Months Ended 01/31/21	11.55	0.15	1.82	1.97		(0.13)	(0.06)	(0.19)
Year Ended 07/31/20	11.65	0.17	0.21	0.38		(0.22)	(0.26)	(0.48)
Year Ended 07/31/19	12.09	0.14	(0.11)	0.03		(0.30)	(0.17)	(0.47)
Year Ended 07/31/18	11.04	0.13	1.16	1.29		(0.24)	—	(0.24)
December 13, 2016 (h) through July 31, 2017	10.00	0.04	1.00	1.04		—	—	—

Class R4
Six Months Ended 01/31/21	11.56	0.15	1.82	1.97		(0.14)	(0.06)	(0.20)
Year Ended 07/31/20	11.65	0.23	0.17	0.40		(0.23)	(0.26)	(0.49)
Year Ended 07/31/19	12.10	0.19	(0.16)	0.03		(0.31)	(0.17)	(0.48)
Year Ended 07/31/18	11.04	0.16	1.15	1.31		(0.25)	—	(0.25)
December 13, 2016 (h) through July 31, 2017	10.00	0.05	0.99	1.04		—	—	—

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

204

Prudential Day One 2060 Fund (unaudited) (continued)

		Ratios/Supplemental Data(b)(c)
Net asset value, end of period	Total Return(d)	Net assets, end of period (000)	Average net assets (000)	Expenses after waivers and/or expense reimbursement		Expenses before waivers and/or expense reimbursement		Net investment income (loss)		Portfolio turnover rate(e)

$13.28	16.83%	$15	$14	0.64%	(f)	93.40%	(f)	1.83%	(f)	14%
11.49	2.70	13	12	0.65		114.36		1.56		44
11.62	0.57	12	12	0.66		111.01		1.10		35
12.06	11.37	12	12	0.61		149.96		0.87		90

11.01	10.10	11	10	0.63	(f)	479.61	(f)	0.22	(f)	18

13.30	16.96	1,270	1,060	0.39	(f)	4.95	(f)	2.18	(f)	14
11.52	2.96	889	587	0.40		9.69		1.47		44
11.63	0.79	388	226	0.41		18.79		1.31		35

12.08	11.61	94	29	0.38		79.88		0.51		90

11.03	10.30	11	10	0.37	(f)	479.48	(f)	0.47	(f)	18

13.33	17.08	1,025	844	0.24	(f)	5.02	(f)	2.37	(f)	14
11.55	3.12	685	450	0.25		10.14		1.54		44
11.65	1.05	279	173	0.26		20.50		1.25		35
12.09	11.75	121	80	0.22		53.70		1.11		90

11.04	10.40	11	10	0.23	(f)	479.19	(f)	0.61	(f)	18

13.33	17.18	15	14	0.15	(f)	91.18	(f)	2.33	(f)	14
11.56	3.18	13	12	0.15		112.23		2.06		44
11.65	1.09	12	12	0.16		106.19		1.66		35
12.10	11.96	13	12	0.11		147.15		1.35		90

11.04	10.40	11	10	0.12	(f)	479.00	(f)	0.72	(f)	18

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

Prudential Day One Funds	205

Financial Highlights (unaudited) (continued)

Prudential Day One 2060 Fund

	Per Share Operating Performance(a)	Income (Loss) From Investment Operations			Less Dividends and Distributions

	Net Asset Value, Beginning of Period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total income (loss) from investment operations	Dividends from net investment income	Distributions from net realized gains	Total dividends and distributions
Class R5
Six Months Ended 01/31/21	$11.57	$0.16	$1.82	$1.98	$(0.15)	$(0.06)	$(0.21)
Year Ended 07/31/20	11.66	0.21	0.20	0.41	(0.24)	(0.26)	(0.50)
Year Ended 07/31/19	12.11	0.02	0.02	0.04	(0.32)	(0.17)	(0.49)
Year Ended 07/31/18	11.05	0.16	1.16	1.32	(0.26)	—	(0.26)
December 13, 2016 (h) through July 31, 2017	10.00	0.05	1.00	1.05	—	—	—

Class R6
Six Months Ended 01/31/21	11.58	0.18	1.82	2.00	(0.17)	(0.06)	(0.23)
Year Ended 07/31/20	11.66	0.24	0.18	0.42	(0.24)	(0.26)	(0.50)
Year Ended 07/31/19	12.11	0.22	(0.16)	0.06	(0.34)	(0.17)	(0.51)
Year Ended 07/31/18	11.06	0.22	1.11	1.33	(0.28)	—	(0.28)
December 13, 2016 (h) through July 31, 2017	10.00	0.05	1.01	1.06	—	—	—

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

206

Prudential Day One 2060 Fund  (unaudited) (continued)

		Ratios/Supplemental Data(b)(c)
Net asset value, end of period	Total Return(d)	Net assets, end of period (000)	Average net assets (000)	Expenses after waivers and/or expense reimbursement		Expenses before waivers and/or expense reimbursement		Net investment income (loss)		Portfolio turnover rate(e)

$13.34	17.17%	$147	$117	0.04%	(f)	13.96%	(f)	2.53%	(f)	14%
11.57	3.30	95	84	0.05		22.80		1.91		44
11.66	1.21	67	35	0.06		45.88		0.15		35
12.11	12.06	16	13	0.01		140.94		1.39		90
11.05	10.50	11	10	0.02	(f)	478.98	(f)	0.83	(f)	18

13.35	17.28	4,505	2,926	0.00	(i)(f)	3.50	(f)	2.75	(f)	14
11.58	3.46	2,154	1,657	0.00	(i)	7.79		2.09		44
11.66	1.39	1,424	981	0.00	(i)	14.67		1.90		35
12.11	12.12	452	266	0.00	(i)	42.30		1.84		90
11.06	10.60	52	19	0.00	(i)(f)	459.90	(f)	0.79	(f)	18

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

Prudential Day One Funds	207

Financial Highlights (unaudited)

Prudential Day One 2065 Fund

	Per Share Operating Performance(a)	Income (Loss) From Investment Operations			Less Dividends and Distributions

	Net Asset Value, Beginning of Period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total income (loss) from investment operations	Dividends from net investment income	Distributions from net realized gains	Total dividends and distributions

Class R1
Six Months Ended 01/31/21	$9.56	$0.10	$1.53	$1.63	$(0.05)	$(0.01)	$(0.06)
December 16, 2019(h) through July 31, 2020	10.00	0.02	(0.41)	(0.39)	(0.05)	—	(0.05)

Class R2
Six Months Ended 01/31/21	9.58	0.12	1.52	1.64	(0.07)	(0.01)	(0.08)
December 16, 2019(h) through July 31, 2020	10.00	0.03	(0.40)	(0.37)	(0.05)	—	(0.05)

Class R3
Six Months Ended 01/31/21	9.59	0.12	1.53	1.65	(0.09)	(0.01)	(0.10)
December 16, 2019(h) through July 31, 2020	10.00	0.04	(0.40)	(0.36)	(0.05)	—	(0.05)

Class R4
Six Months Ended 01/31/21	9.59	0.12	1.54	1.66	(0.10)	(0.01)	(0.11)
December 16, 2019(h) through July 31, 2020	10.00	0.05	(0.41)	(0.36)	(0.05)	—	(0.05)

Class R5
Six Months Ended 01/31/21	9.60	0.13	1.54	1.67	(0.11)	(0.01)	(0.12)
December 16, 2019(h) through July 31, 2020	10.00	0.05	(0.40)	(0.35)	(0.05)	—	(0.05)

Class R6
Six Months Ended 01/31/21	9.61	0.15	1.52	1.67	(0.12)	(0.01)	(0.13)
December 16, 2019(h) through July 31, 2020	10.00	0.01	(0.35)	(0.34)	(0.05)	—	(0.05)

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

208

Prudential Day One 2065 Fund (unaudited) (continued)

		Ratios/Supplemental Data(c)
Net asset value, end of period	Total Return(d)	Net assets, end of period (000)	Average net assets (000)	Expenses after waivers and/or expense reimbursement		Expenses before waivers and/or expense reimbursement		Net investment income (loss)		Portfolio turnover rate(e)

$11.13	17.05%	$11	$10	0.65%	(f)	173.87%	(f)	1.83%	(f)	37%
9.56	(3.96)	10	9	0.65	(f)	485.07	(f)	0.32	(f)	19

11.14	17.15	22	16	0.40	(f)	129.14	(f)	2.20	(f)	37
9.58	(3.75)	12	10	0.40	(f)	446.28	(f)	0.49	(f)	19

11.14	17.18	11	10	0.25	(f)	173.04	(f)	2.23	(f)	37
9.59	(3.65)	10	9	0.25	(f)	484.23	(f)	0.72	(f)	19

11.14	17.29	11	10	0.15	(f)	172.82	(f)	2.33	(f)	37
9.59	(3.64)	10	9	0.15	(f)	484.02	(f)	0.82	(f)	19

11.15	17.37	13	12	0.05	(f)	162.12	(f)	2.43	(f)	37
9.60	(3.54)	11	10	0.05	(f)	458.95	(f)	0.83	(f)	19

11.15	17.40	299	186	0.00	(i)(f)	56.38	(f)	2.78	(f)	37
9.61	(3.43)	141	77	0.00	(i)(f)	166.46	(f)	0.11	(f)	19

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

Prudential Day One Funds	209

Financial Highlights (unaudited) (continued)

(a)	Calculated based on average shares outstanding during the period.
(b)	Effective August 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(c)

Does not include expenses of the underlying funds in which the Fund invests. Expenses waived/reimbursed include those of underlying funds in which the Fund invests. Consequently, the amount waived/reimbursed may be greater than the expense ratio reflected in the financial highlights.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(f)	Annualized.
(g)	Amount rounds to zero.
(h)	Commencement of operations.
(i)

As a result of reimbursing expenses, including underlying fund expenses, the Manager may reimburse amounts in excess of the respective share classes’ operating expenses. The effect of such waivers was as follows:

Expenses after waivers and/or reimbursement inclusive of excess expense reimbursement from the Manager

Fund	Six Months Ended 01/31/21		Year Ended 07/31/20		Year Ended 07/31/19	Year Ended 07/31/18	December 13, 2016(h) through July 31, 2017*
Prudential Day One Income Fund (Class R6)	(0.00	)%(f)	(0.00	)%(g)	(0.01)%	(0.09)%	(0.19	)%(f)
Prudential Day One 2015 Fund (Class R6)	(0.01	)%(f)	(0.01)%		(0.02)%	(0.11)%	(0.22	)%(f)
Prudential Day One 2020 Fund (Class R6)	(0.00	)%(f)(g)	(0.01)%		(0.01)%	(0.10)%	(0.21	)%(f)
Prudential Day One 2025 Fund (Class R6)	(0.00	)%(f)(g)	(0.00	)%(g)	(0.01)%	(0.09)%	(0.19	)%(f)
Prudential Day One 2030 Fund (Class R6)	(0.02	)%(f)	(0.01)%		(0.01)%	(0.07)%	(0.14	)%(f)
Prudential Day One 2035 Fund (Class R6)	(0.03	)%(f)	(0.03)%		(0.03)%	(0.11)%	(0.16	)%(f)
Prudential Day One 2040 Fund (Class R6)	(0.06	)%(f)	(0.06)%		(0.05)%	(0.11)%	(0.17	)%(f)
Prudential Day One 2045 Fund (Class R6)	(0.07	)%(f)	(0.07)%		(0.06)%	(0.12)%	(0.16	)%(f)
Prudential Day One 2050 Fund (Class R6)	(0.08	)%(f)	(0.08)%		(0.07)%	(0.13)%	(0.19	)%(f)

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

210

Financial Highlights (unaudited) (continued)

Expenses after waivers and/or reimbursement inclusive of excess expense reimbursement from the Manager (cont’d.)

Fund	Six Months Ended 01/31/21		Year Ended 07/31/20		Year Ended 07/31/19	Year Ended 07/31/18	December 13, 2016(h) through July 31, 2017*
Prudential Day One 2055 Fund (Class R6)	(0.10	)%(f)	(0.10)%		(0.09)%	(0.13)%	(0.15	)%(f)
Prudential Day One 2060 Fund (Class R6)	(0.10	)%(f)	(0.10)%		(0.09)%	(0.14)%	(0.15	)%(f)
Prudential Day One 2065 Fund (Class R6)**	(0.10	)%(f)	(0.11	)%(f)

*	Certain prior year amounts have been classified for consistency with the current period presentation.

**	Commencement of operations was December 16, 2019.

The footnote legend is at the end of the Financial Highlights.	See Notes to Financial Statements.

Prudential Day One Funds	211

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgim.com/investments

PROXY VOTING
The Board of Trustees of the Funds has delegated to the Funds’ subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Funds. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Funds’ website and on the Commission’s website at sec.gov.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Claudia DiGiacomo, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	QMA LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Funds carefully before investing. The prospectus and summary prospectus for each Fund contain this and other information about the Funds. An investor may obtain a prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential Day One Funds, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL DAY ONE FUNDS	NASDAQ	CUSIP		NASDAQ	CUSIP		NASDAQ	CUSIP
Prudential Day One Income Fund (Share Class R1)	PDADX	74445D109	Prudential Day One 2030 Fund (Share Class R1)	PDFCX	74445D646	Prudential Day One 2050 Fund (Share Class R1)	PDJDX	74445D372
Prudential Day One Income Fund (Share Class R2)	PDAEX	74445D208	Prudential Day One 2030 Fund (Share Class R2)	PDFEX	74445D638	Prudential Day One 2050 Fund (Share Class R2)	PDJEX	74445D364
Prudential Day One Income Fund (Share Class R3)	PDAFX	74445D307	Prudential Day One 2030 Fund (Share Class R3)	PDFFX	74445D620	Prudential Day One 2050 Fund (Share Class R3)	PDJFX	74445D356
Prudential Day One Income Fund (Share Class R4)	PDAGX	74445D406	Prudential Day One 2030 Fund (Share Class R4)	PDFGX	74445D612	Prudential Day One 2050 Fund (Share Class R4)	PDJGX	74445D349
Prudential Day One Income Fund (Share Class R5)	PDAHX	74445D505	Prudential Day One 2030 Fund (Share Class R5)	PDFHX	74445D596	Prudential Day One 2050 Fund (Share Class R5)	PDJHX	74445D331
Prudential Day One Income Fund (Share Class R6)	PDAJX	74445D604	Prudential Day One 2030 Fund (Share Class R6)	PDFJX	74445D588	Prudential Day One 2050 Fund (Share Class R6)	PDJJX	74445D323
Prudential Day One 2015 Fund (Share Class R1)	PDCDX	74445D844	Prudential Day One 2035 Fund (Share Class R1)	PDGCX	74445D570	Prudential Day One 2055 Fund (Share Class R1)	PDKDX	74445D315
Prudential Day One 2015 Fund (Share Class R2)	PDCEX	74445D836	Prudential Day One 2035 Fund (Share Class R2)	PDGEX	74445D562	Prudential Day One 2055 Fund (Share Class R2)	PDKEX	74445D299
Prudential Day One 2015 Fund (Share Class R3)	PDCFX	74445D828	Prudential Day One 2035 Fund (Share Class R3)	PDGFX	74445D554	Prudential Day One 2055 Fund (Share Class R3)	PDKFX	74445D281
Prudential Day One 2015 Fund (Share Class R4)	PDCGX	74445D810	Prudential Day One 2035 Fund (Share Class R4)	PDGGX	74445D547	Prudential Day One 2055 Fund (Share Class R4)	PDKGX	74445D273
Prudential Day One 2015 Fund (Share Class R5)	PDCHX	74445D794	Prudential Day One 2035 Fund (Share Class R5)	PDGHX	74445D539	Prudential Day One 2055 Fund (Share Class R5)	PDKHX	74445D265
Prudential Day One 2015 Fund (Share Class R6)	PDCJX	74445D786	Prudential Day One 2035 Fund (Share Class R6)	PDGJX	74445D521	Prudential Day One 2055 Fund (Share Class R6)	PDKJX	74445D257
Prudential Day One 2020 Fund (Share Class R1)	PDDDX	74445D778	Prudential Day One 2040 Fund (Share Class R1)	PDHDX	74445D513	Prudential Day One 2060 Fund (Share Class R1)	PDLDX	74445D240
Prudential Day One 2020 Fund (Share Class R2)	PDDEX	74445D760	Prudential Day One 2040 Fund (Share Class R2)	PDHEX	74445D497	Prudential Day One 2060 Fund (Share Class R2)	PDLEX	74445D232
Prudential Day One 2020 Fund (Share Class R3)	PDDFX	74445D752	Prudential Day One 2040 Fund (Share Class R3)	PDHFX	74445D489	Prudential Day One 2060 Fund (Share Class R3)	PDLFX	74445D224
Prudential Day One 2020 Fund (Share Class R4)	PDDGX	74445D745	Prudential Day One 2040 Fund (Share Class R4)	PDHGX	74445D471	Prudential Day One 2060 Fund (Share Class R4)	PDLGX	74445D216
Prudential Day One 2020 Fund (Share Class R5)	PDDHX	74445D737	Prudential Day One 2040 Fund (Share Class R5)	PDHHX	74445D463	Prudential Day One 2060 Fund (Share Class R5)	PDLHX	74445D190
Prudential Day One 2020 Fund (Share Class R6)	PDDJX	74445D729	Prudential Day One 2040 Fund (Share Class R6)	PDHJX	74445D455	Prudential Day One 2060 Fund (Share Class R6)	PDLJX	74445D182
Prudential Day One 2025 Fund (Share Class R1)	PDEDX	74445D711	Prudential Day One 2045 Fund (Share Class R1)	PDIDX	74445D448	Prudential Day One 2065 Fund (Share Class R1)	PDOAX	74440V674
Prudential Day One 2025 Fund (Share Class R2)	PDEEX	74445D695	Prudential Day One 2045 Fund (Share Class R2)	PDIEX	74445D430	Prudential Day One 2065 Fund (Share Class R2)	PDODX	74440V666
Prudential Day One 2025 Fund (Share Class R3)	PDEFX	74445D687	Prudential Day One 2045 Fund (Share Class R3)	PDIKX	74445D422	Prudential Day One 2065 Fund (Share Class R3)	PDOEX	74440V658
Prudential Day One 2025 Fund (Share Class R4)	PDEGX	74445D679	Prudential Day One 2045 Fund (Share Class R4)	PDIGX	74445D414	Prudential Day One 2065 Fund (Share Class R4)	PDOFX	74440V641
Prudential Day One 2025 Fund (Share Class R5)	PDEHX	74445D661	Prudential Day One 2045 Fund (Share Class R5)	PDIHX	74445D398	Prudential Day One 2065 Fund (Share Class R5)	PDOGX	74440V633
Prudential Day One 2025 Fund (Share Class R6)	PDEJX	74445D653	Prudential Day One 2045 Fund (Share Class R6)	PDIJX	74445D380	Prudential Day One 2065 Fund (Share Class R6)	PDOHX	74440V625

MF236E2

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 – Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Controls and Procedures - Disclosure of Securities Lending Activities for Closed-End

Management Investment Companies – Not applicable.

Item 13 – Exhibits

(a) (1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 5

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	March 17, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	March 17, 2021

By:	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer

Date:	March 17, 2021